UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders

Annual Report September 30, 2007

EATON VANCE
NATIONAL
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance National Municipals Fund as of September 30, 2007

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Eaton Vance National Municipals Fund (the “Fund”) is designed to provide current income exempt from regular federal income tax. The Fund invests primarily in investment-grade municipal obligations but also invests in lower-rated municipal obligations.

Economic and Market Conditions

Third quarter economic growth rose 3.1%, following the 3.8% growth rate achieved in the second quarter of 2007, according to preliminary Commerce Department data. During the third quarter ended September 30, 2007, the housing sector continued to struggle, as market concerns related to subprime mortgages caused a number of mortgage lenders to file for bankruptcy protection and others to limit new mortgage originations. Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes are down from their 2005 peaks. However, the weaker dollar is having a stimulative effect on economic growth in export-related industries and on U.S.-based multinational companies whose foreign profits are translated into more dollars. Overall, we believe the economy appears to be slowing, but in a somewhat controlled manner.

According to the Federal Reserve’s (the “Fed”) preferred inflation indicator, the Personal Consumption Expenditure (PCE) price deflator, both absolute and core (excludes food and energy) inflation is fairly well contained within the upper end of the Fed’s comfort zone. In an unscheduled August 17, 2007 meeting, the Fed lowered its Discount Rate – the rate charged to banks borrowing directly from the Fed – to 5.75% from 6.25%. The move was aimed at providing liquidity during a period of increased uncertainty and tighter credit conditions that surfaced rapidly in mid-August. On September 18, 2007, the Fed lowered its Federal Funds Rate to 4.75% from 5.25% – its first rate cut since the Fed stopped raising rates in June 2006 – and lowered the Discount Rate again to 5.25% from 5.75%.

Municipal market supply rose to record levels in the first half of 2007, resulting in underperformance of the municipal sector. On September 30, 2007, long-term AAA-rated municipal bonds yielded 93.9% of U.S. Treasury bonds with similar maturities.(1)

For the year ended September 30, 2007, the Lehman Brothers Municipal Bond Index(2) (the “Index”), an unmanaged index of municipal bonds, posted a gain of 3.10%. For more information about the Fund’s performance and that of funds in the same Lipper Classification,(2) see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Fund invests primarily in bonds with stated maturities of 10 years or longer at the time of investment, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

The Fund underperformed its benchmark Index during the year ended September 30, 2007. Much of the underperformance can be attributed to the broader-based credit scare that took hold of the fixed-income markets in late August 2007. Yields on some municipal bonds reached 105% of U.S. Treasury yields. We believe that the ratio was not the result of any fundamental problems within the municipal market, but rather reflected the extreme dislocation in the fixed-income marketplace caused by the subprime fears, hedge fund problems, the decentralized municipal marketplace and illiquidity across a range of markets. The Fund’s exposure to more liquid, higher-credit quality bonds actually hurt performance as hedge funds and other non-traditional municipal market participants sold large positions of their most liquid bonds in order to raise cash.

Historically, there have been only a few instances of municipals trading at the cheap levels seen in August 2007, and it has generally been a short-term phenomenon. During September 2007, municipals outperformed Treasury bonds, as municipal yields reverted to their more historic relationship to Treasuries. Overall, liquidity has returned to the fixed-income marketplace, with a more rational view of the market and risk assessment.

(1)	Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield.
(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

1

Eaton Vance National Municipals Fund as of Septmber 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1) As of 9/30/07

Share Class Symbol	Class A EANAX	Class B EVHMX	Class C ECHMX	Class I EIHMX

Average Annual Total Returns (at net asset value)
One Year	1.95%	1.20%	1.20%	2.20%
Five Years	6.47	5.85	5.71	6.74
Ten Years	5.94	5.32	5.13	N.A.
Life of Fund†	7.05	6.59	5.33	6.74

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.92%	-3.68%	0.22%	2.20%
Five Years	5.45	5.53	5.71	6.74
Ten Years	5.43	5.32	5.13	N.A.
Life of Fund†	6.66	6.59	5.33	6.74

†Inception Dates – Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

Total Annual Operating Expenses(2)

	Class A	Class B	Class C	Class I

Expense Ratio	1.33%	2.08%	2.08%	1.08%

Distribution Rates/Yields

	Class A	Class B	Class C	Class I

Distribution Rate(3)	4.53%	3.78%	3.78%	4.79%
Taxable-Equivalent Dist. Rate(3),(4)	6.97	5.82	5.82	7.37
SEC 30-day Yield(5)	4.16	3.62	3.62	4.63
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.40	5.57	5.57	7.12

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	3.10%
Five Years	4.02
Ten Years	5.32

Lipper Averages(7)

Lipper General Municipal Debt Funds Classification – Average Annual Total Returns
One Year	1.78%
Five Years	3.33
Ten Years	4.33

(1)  Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2)  Source: Prospectus dated 2/1/07, as revised 6/27/07. Includes interest expense of 0.61% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)  Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)  The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 236, 212 and 138 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Thomas M. Metzold, CFA

Comparison of Change in Value of a $10,000 Investment in Eaton Vance

National Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 9/30/97 and Class I on 7/1/99 (commencement of operations), respectively, would have been valued at $17,814 ($16,968 at the maximum offering price), $16,500 and $17,132, respectively, on 9/30/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Rating Distribution*(1),(2)

By total investments

*  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows, and the average rating is AA:

AAA	59.6%
AA	14.7%
A	8.4%
BBB	7.5%
BB	0.3%
B	3.6%
CCC	0.1%
Non-Rated	5.8%

Fund Statistics(2),(3)

• Number of Issues:	271
• Average Maturity:	27.6 years
• Average Effective Maturity:	21.9 years
• Average Call Protection:	11.4 years
• Average Dollar Price:	$93.13

(1)  Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2)  As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3)  Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Morningstar Ratings™(3)

NATIONAL MUNICIPALS FUND – CLASS A	OVERALL	3-YEAR	5-YEAR	10-YEAR

	*****	*****	*****	*****
Load waived	*****	*****	*****	*****
MUNI NATIONAL LONG CATEGORY	256 FUNDS	256 FUNDS	245 FUNDS	189 FUNDS

(3)     Based on risk-adjusted returns. Eaton Vance offers other mutual funds that are not listed here and that do not have similar performance records.

The Overall Morningstar Rating™ for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating™ metrics.

©2007 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on how a fund ranks on a Morningstar Risk-Adjusted Return measure against other funds in the same category. This measure takes into account variations in a fund’s monthly performance after adjusting for sales loads (except for load-waived A shares), redemption fees, and the risk-free rate, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars; the next 22.5% receive 4 stars; the next 35% receive 3 stars; the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

Load-waived A share star ratings do not include any front-end sales load and are intended for those investors who have access to such purchase terms (e.g., plan participants of a defined contribution plan). Not all A share mutual funds for which Morningstar calculates a load-waived A share star rating may actually waive their front-end load. Therefore, Morningstar strongly encourages investors to contact their investment professional to determine whether they are eligible to purchase the A share without paying the front load. The Morningstar Rating may differ among share classes of a mutual fund as a result of different sales loads and/or expense structure.

As interest rates rise, the value of fixed-income securities is likely to decrease. Fluctuations in the value of securities may not affect interest income on existing securities, but will be reflected in the funds’ net asset values. A portion of income may be subject to federal alternative minimum tax. Please see the Fund’s prospectus for more information. Consult tax/legal advisor before making any tax-related investment decisions.

3

Eaton Vance National Municipals Fund as of September 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 – September 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance National Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$988.30	$6.03
Class B	$1,000.00	$984.60	$9.75
Class C	$1,000.00	$984.60	$9.75
Class I	$1,000.00	$989.50	$4.79
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$6.12
Class B	$1,000.00	$1,015.20	$9.90
Class C	$1,000.00	$1,015.20	$9.90
Class I	$1,000.00	$1,020.30	$4.86

*  Expenses are equal to the Fund's annualized expense ratio of 1.21% for Class A shares, 1.96% for Class B shares, 1.96% for Class C shares, and 0.96% for Class I shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007.

4

Eaton Vance National Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 110.9%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.9%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,208,254
6,100	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	6,180,337
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	22,045,921
4,200	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	4,191,180
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	4,955,800
		$59,581,492
Education — 2.6%
$12,390	California Educational Facilities Authority, (Stanford University), 5.35%, 6/1/27(1)	$12,543,471
32,055	Houston, TX, Higher Education Finance Corp., 4.50%, 11/15/37	30,970,579
31,200	Houston, TX, Higher Education Finance Corp., 4.50%, 5/15/42	29,696,472
22,035	Massachusetts Development Finance Agency, (Smith College), 5.00%, 7/1/35(1)	22,668,286
50,475	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37	50,340,232
5,725	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/32	5,427,930
15,265	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	14,246,367
		$165,893,337
Electric Utilities — 2.0%
$13,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$13,487,630
9,260	Brazos River Authority, TX, PCR, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	8,603,466
2,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	2,069,280
5,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,092,800
8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	8,501,200
42,000	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31(1)	43,087,212

Principal Amount (000's omitted)	Security	Value
Electric Utilities (continued)
$42,000	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31(1)	$43,087,212
		$123,928,800
Escrowed / Prerefunded — 5.3%
$3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), Prerefunded to 9/1/09, 6.375%, 9/1/32	$3,170,430
2,400	Bexar County, TX, Health Facilities, (St. Luke's Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	3,054,456
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(2)	1,839,255
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	5,711,577
215,825	Dawson Ridge, CO, Metropolitan District #1, Series A, Escrowed to Maturity, 0.00%, 10/1/22	109,060,689
11,175	Dawson Ridge, CO, Metropolitan District #1, Series B, Escrowed to Maturity, 0.00%, 10/1/22	5,646,951
101,555	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	48,976,930
5,690	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	6,273,737
5,675	Maricopa County, AZ, Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 6.625%, 1/1/27	6,098,355
100,000	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	73,655,000
1,190	New York, NY, Prerefunded to 6/1/13, 5.25%, 6/1/28(1)	1,290,681
11,435	North Miami, FL, Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	12,135,051
10,885	Tobacco Settlement Financing Corp., NY, Prerefunded to 6/1/13, 6.75%, 6/1/39	12,572,719
36,000	Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37(1)	40,328,640
3,655	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	3,902,261
		$333,716,732
General Obligations — 7.9%
$35,000	California, 4.75%, 6/1/35	$34,651,750
57,575	California, 4.75%, 9/1/35	57,001,553
20,050	California, 5.00%, 6/1/37	20,410,499
16,000	California, 5.25%, 11/1/29	16,732,160
19,930	California, 5.25%, 2/1/30	20,969,549
9,875	California, 5.50%, 11/1/33	10,463,056
41,130	Cypress-Fairbanks, TX, Independent School District, 4.50%, 2/15/28	40,454,234

See notes to financial statements
5

Eaton Vance National Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
General Obligations (continued)
$34,500	Georgia, 1.00%, 3/1/26	$19,460,760
88,410	Judson, TX, Independent School District, 4.50%, 2/1/35	85,646,303
13,015	New York, NY, 5.25%, 6/1/28(1)	13,549,993
15,000	North Carolina, 3.00%, 3/1/28	11,817,600
37,500	San Francisco, CA, Bay Area Rapid Transit District, 4.75%, 8/1/37	37,806,000
10,750	South Carolina, 3.00%, 8/1/21	9,257,362
10,000	South Carolina, 3.00%, 8/1/22	8,490,500
115,000	Texas (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	111,852,450
		$498,563,769
Health Care-Miscellaneous — 0.1%
$1,840	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(2)	$1,879,011
1,971	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(2)	2,016,997
		$3,896,008
Hospital — 11.5%
$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$34,485,316
14,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	13,936,720
30,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	30,568,930
13,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	13,077,870
17,295	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	17,312,468
45,500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	45,096,415
77,500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	78,470,300
7,100	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	7,006,351
13,475	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	12,846,795
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	14,393,032
31,520	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	29,167,978
4,000	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	3,981,600
9,500	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	9,598,800

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$27,775	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	$27,800,831
67,700	Indiana Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/36	68,165,099
39,025	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	35,663,386
3,660	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	3,663,587
26,730	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	26,857,235
44,055	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28(1)	44,762,376
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,030,360
25,000	Rochester, MN, Health Care Facilities, (Mayo Clinic), 5.50%, 11/15/27(1)	25,490,875
48,205	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37	48,482,661
75,725	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	75,534,173
52,400	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 2/15/36	52,728,548
1,365	University of Kansas Hospital Authority, 4.50%, 9/1/32	1,237,618
		$724,359,324
Housing — 2.1%
$6,970	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$5,708,012
7,610	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	7,613,348
16,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09(2)	16,610,080
9,100	Lake Creek, CO, (Affordable Housing Corp.), Multifamily Housing, 6.25%, 12/1/23	9,458,267
14,835	New Hampshire Housing Finance Authority, Multifamily Housing, (AMT), 6.20%, 7/1/36	15,046,695
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,165,243
65,720	Virginia Housing Development Authority, Series A, Subseries A-2, (AMT), 5.10%, 10/1/35	65,187,011
		$129,788,656
Housing-Multifamily — 0.2%
$10,770	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.85%, 8/15/31	$12,214,257
		$12,214,257

See notes to financial statements
6

Eaton Vance National Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 11.6%
$6,850	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$7,472,322
10,260	Bedford County, VA, Industrial Development Authority, (Nekoosa Packaging), (AMT), 6.55%, 12/1/25	10,396,663
2,250	Calhoun County, AR, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	2,261,947
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,092,532
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	4,152,760
29,090	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	26,890,505
23,590	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	23,389,013
3,500	Effingham County, GA, Industrial Development Authority, PCR, (Georgia Pacific Corp.), 6.50%, 6/1/31	3,558,660
13,290	Effingham County, GA, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	12,918,279
5,905	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	6,028,651
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	31,242,600
42,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	44,860,760
98,100	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	104,781,918
115,730	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37(3)	129,235,691
5,000	McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	5,029,850
10,000	Michigan Strategic Fund, (S.D. Warren), (AMT), Series A, 7.375%, 1/15/22	10,112,800
15,000	Michigan Strategic Fund, (S.D. Warren), (AMT), Series B, 7.375%, 1/15/22	15,169,050
3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), Series C, 7.375%, 1/15/22	3,539,445
5,025	New Jersey Economic Development Authority, (American Airlines), (AMT), 7.10%, 11/1/31	5,028,266
18,820	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	19,122,249
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,723,636
7,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), 7.50%, 8/1/16	7,839,020
15,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), 7.75%, 8/1/31	17,157,150
29,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	32,921,670

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$10,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	$11,026,600
12,500	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), 8.50%, 8/1/28	14,073,375
2,567	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	2,572,529
904	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 9.75%, 7/1/10	908,820
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	5,103,900
160,425	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	160,267,784
		$728,878,445
Insured-Education — 2.0%
$4,905	Alabama State Board of Education, (Jefferson State Community College), (MBIA), 4.625%, 10/1/32	$4,883,369
43,060	Baldwin County, AL, Board of Education, (AMBAC), 4.50%, 7/1/37	41,517,591
15,045	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	13,984,027
28,695	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	27,908,470
22,675	University of California, (MBIA), 4.75%, 5/15/33	22,821,254
12,720	University of California, (MBIA), 4.75%, 5/15/37	12,773,170
		$123,887,881
Insured-Electric Utilities — 3.9%
$7,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$7,873,425
57,090	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.60%, 5/1/26	55,135,238
27,900	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.65%, 3/1/37	26,129,466
20,000	Los Angeles, CA, Department of Water and Power, (FSA), 4.625%, 7/1/37	19,807,000
38,190	Matagorda County ,TX, Navigation District No.1, (AEP Texas Central Co.), (MBIA), 5.20%, 5/1/30	39,340,283
78,990	Missouri Joint Municipal Electric Utility Commission, Series A, (AMBAC), 4.50%, 1/1/37	76,547,629
18,000	Sacramento, CA, Municipal Electric Utility District, (FSA), 5.00%, 8/15/28(1)	18,456,960
		$243,290,001

See notes to financial statements
7

Eaton Vance National Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 2.7%
$18,450	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33(1)	$19,987,624
78,360	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36(1)	84,890,522
19,000	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.00%, 1/1/20(1)	20,344,250
41,010	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23(1)	44,987,765
		$170,210,161
Insured-General Obligations — 9.1%
$17,670	Beaverton, OR, School District, (FSA), 4.125%, 6/1/25	$16,914,961
10,085	Beaverton, OR, School District, (FSA), 4.125%, 6/1/26	9,557,555
34,995	California, (AMBAC), 5.00%, 2/1/28(1)	37,968,875
9,900	California, (AMBAC), Variable Rate, 8.75%, 5/1/26(2)(4)	11,771,298
49,000	California, (FSA), 4.50%, 9/1/36	47,105,170
12,000	California, (MBIA), 4.75%, 3/1/31	12,066,360
16,980	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/25	7,363,717
50,985	Detroit, MI, School District, (FSA), 5.25%, 5/1/32	56,595,389
104,360	District of Columbia, (FGIC), 4.50%, 6/1/37	100,901,510
26,340	District of Columbia, (FGIC), Variable Rate, 6.123%, 6/1/33(2)(4)	26,645,544
26,125	Florida Board of Education, Capital Outlay, (Public Education), Series G, (MBIA), 4.75%, 6/1/37	26,102,794
12,250	Frisco, TX, Independent School District, Series A, (FSA), 3.75%, 8/15/38(5)	10,215,030
15,380	Frisco, TX, Independent School District, Series A, (FSA), 4.75%, 8/15/35(5)	15,397,226
4,450	Geary County, KS, Unified School District #475, (MBIA), 3.00%, 9/1/26	3,554,171
8,500	Georgia, (MBIA), 2.00%, 9/1/24	6,004,400
51,625	Los Angeles, CA, Unified School District, 4.75%, 7/1/32	52,245,016
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	9,046,100
32,340	Puerto Rico, (AGC), 5.50%, 7/1/29(1)	36,917,188
90,790	Texas (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	88,070,840
		$574,443,144
Insured-Hospital — 0.7%
$15,210	Maryland Health and Higher Educational Facilities Authority, (Medlantic), (AMBAC), 5.25%, 8/15/38(1)	$16,683,950
7,835	Tyler, TX, Health Facility Development Corp., (East Texas Medical Center), (FSA), 5.375%, 11/1/27	8,122,231

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$4,195	Washington Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.50%, 10/1/35	$3,968,260
7,500	Washington Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.625%, 10/1/34	7,274,850
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	5,165,700
		$41,214,991
Insured-Housing — 0.7%
$40,496	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36(1)	$41,473,733
		$41,473,733
Insured-Lease Revenue / Certificates of Participation — 1.8%
$83,200	Hudson, NY, Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$80,007,616
19,715	Jackson County, MO, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	19,405,475
6,350	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/34	5,873,179
8,020	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/39	7,303,894
		$112,590,164
Insured-Other Revenue — 2.7%
$71,985	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$73,102,927
25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	3,923,250
25,470	New York City, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	25,477,641
14,715	New York City, NY, Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	14,406,574
55,475	New York City, NY, Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	55,036,748
		$171,947,140
Insured-Ports — 0.5%
$37,115	Alabama State Dock Authority, (MBIA), (AMT), 4.50%, 10/1/36	$34,396,326
		$34,396,326

See notes to financial statements
8

Eaton Vance National Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 7.9%
$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$6,520,914
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	14,476,708
10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,437,300
43,225	Louisiana Gas and Fuels Tax, (FGIC), 4.50%, 5/1/41	41,488,220
72,275	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	72,398,590
20,000	Massachusetts School Building Authority, (AMBAC), 4.50%, 8/15/35	19,426,400
49,570	New York City, NY, Transitional Finance Authority, (FGIC), 4.25%, 1/15/34	46,697,914
29,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	29,075,900
1,406,680	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	138,529,846
156,320	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	25,802,179
310,060	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	48,682,521
247,755	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	36,957,613
9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	6,273,079
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,656,520
		$495,423,704
Insured-Student Loan — 0.8%
$52,030	Massachusetts Educational Financing Authority, (AMBAC), 4.70%, 1/1/33	$49,600,199
		$49,600,199
Insured-Transportation — 13.8%
$29,800	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$30,388,252
10,000	Chicago, IL, O'Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	10,209,400
45,355	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36(6)	46,355,531
2,500	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (FGIC), (AMT), 5.50%, 11/1/20	2,605,175
5,000	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (FGIC), (AMT), 5.625%, 11/1/21	5,239,250
10,000	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (FSA), (AMT), 5.50%, 11/1/17(1)	10,595,798

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$12,000	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (MBIA), (AMT), 5.50%, 11/1/19(1)	$12,694,880
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	2,228,600
25,720	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/38	5,451,611
33,060	Harris County, TX, Transportation Project, (MBIA), 4.75%, 8/15/32	33,174,718
75,300	Indianapolis, IN, Local Public Improvement Bond Bank, (Indianapolis Airport Authority), (AMBAC), (AMT), 5.00%, 1/1/36(1)	75,772,131
40,525	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	39,257,378
17,635	Metropolitan Transportation Authority, NY, (FGIC), 4.75%, 11/15/37	17,739,752
151,030	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32	146,633,517
19,750	New Jersey Transportation Trust Fund Authority, (AMBAC), Variable Rate, 6.835%, 12/15/37(2)(4)	20,413,205
7,410	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	7,131,014
81,940	Orlando and Orange County, FL, Expressway Authority, (FSA), 4.50%, 7/1/35	78,915,595
63,145	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	58,687,594
29,975	Port Authority of New York and New Jersey, (FSA), (AMT), 4.50%, 12/1/36	27,837,183
20,995	Port Authority of New York and New Jersey, (FSA), (AMT), 4.25%, 12/1/32	18,769,530
62,000	Puerto Rico Commonwealth Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	68,439,940
24,100	Regional Transportation Authority, IL, (MBIA), 4.50%, 7/1/35	23,304,459
10,000	San Francisco, CA, City and County Airport Commission, International Airport Revenue, (FGIC), (AMT), Variable Rate, 6.876%, 5/1/30(2)(4)	10,140,400
70,950	San Jose, CA, Airport Revenue, (AMBAC), (AMT), Series A, 5.00%, 3/1/37	71,531,081
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	13,439,432
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	25,599,000
8,735	Tri-County, OR, Metropolitan Transportation District, (MBIA), 4.25%, 9/1/31	8,196,313
		$870,750,739
Insured-Water and Sewer — 5.7%
$11,915	Atlanta, GA, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$12,013,775
97,765	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	94,199,510

See notes to financial statements
9

Eaton Vance National Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$29,865	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/43	$28,458,956
10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	5,672,157
22,560	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/31	22,218,893
15,480	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	15,089,285
8,175	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	7,494,840
55,655	Honolulu, HI, City and County Wastewater System, (MBIA), 4.50%, 7/1/37	54,269,191
8,375	Houston, TX, Water and Sewer System, (FSA), 0.00%, 12/1/28	3,061,146
2,215	King County, WA, Sewer Revenue, (MBIA), 4.50%, 1/1/32	2,155,527
12,915	Los Angeles, CA, Wastewater System, (MBIA), 4.50%, 6/1/29	12,820,591
60,665	New York City, NY, Municipal Finance Authority, (FSA), 4.25%, 6/15/39	56,752,714
31,360	San Francisco, CA, City and County Public Utilities Commission, Water Revenue, (FSA), 4.25%, 11/1/33	29,316,896
20,805	Spartanburg, SC, Sanitation Sewer District, (MBIA), 4.00%, 3/1/40	18,267,414
		$361,790,895
Lease Revenue / Certificates of Participation — 0.1%
$10,000	Orange County, VA, Economic Development Authority, (Various Projects), 4.50%, 2/1/34	$9,618,700
		$9,618,700
Nursing Home — 0.9%
$4,455	Delaware County, PA, Industrial Development Authority, (Care Institute, Inc.), 9.00%, 8/1/31	$3,502,744
9,270	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 7.50%, 6/1/25	9,471,344
2,150	Lackawanna County, PA, Industrial Development Authority, (Edella Street Associates), 8.875%, 9/1/14	2,154,193
12,965	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	13,226,763
11,315	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	11,056,452
10,375	Montgomery, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	10,391,808
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,598,805

Principal Amount (000's omitted)	Security	Value
Nursing Home (continued)
$2,125	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	$2,129,611
		$55,531,720
Other Revenue — 5.1%
$20,000	Golden State Tobacco Securitization Corp., CA, 5.50%, 6/1/33(1)	$21,928,300
21,900	Golden State Tobacco Securitization Corp., CA, 5.50%, 6/1/43(1)	24,011,489
22,600	Golden State Tobacco Securitization Corp., CA, 5.625%, 6/1/38(1)	24,922,828
91,335	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	87,157,337
10,000	Main Street National Gas Inc., GA, Series A, 5.50%, 9/15/28(5)	10,531,100
31,700	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	31,692,075
12,000	Non-Profit Preferred Funding Trust, Various States, Series B, 4.47%, 9/15/37(2)	11,824,320
19,000	Non-Profit Preferred Funding Trust, Various States, Series C, 4.72%, 9/15/37(2)	18,336,710
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	1,647,366
23,300	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	3,555,114
15,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/41	1,611,900
27,555	Silicon Valley Tobacco Securitization Authority, CA, Class A, 0.00%, 6/1/47	1,990,022
14,000	Silicon Valley Tobacco Securitization Authority, CA, Class B, 0.00%, 6/1/47	973,000
10,000	Texas Municipal Gas Acquisition and Supply Corp., Class I, Variable Rate, 3.384%, 12/15/17(2)(4)	8,727,500
13,000	Texas Municipal Gas Acquisition and Supply Corp., Class I, Variable Rate, 3.384%, 12/15/17(2)(4)	11,345,750
115,180	Tobacco Settlement Financing Corp., NJ, 0.00%, 6/1/41	12,912,830
37,685	Tobacco Settlement Financing Corp., NJ, 4.75%, 6/1/34	31,387,460
102,710	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	7,978,513
2,275	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	2,325,915
3,745	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	3,816,043
		$318,675,572
Pooled Loans — 0.4%
$25,530	Rickenbacker Port Authority, OH, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(1)	$27,181,706
		$27,181,706

See notes to financial statements
10

Eaton Vance National Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 1.0%
$9,380	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$9,696,856
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(7)	5,759,683
6,680	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12(7)	6,054,552
600	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.375%, 11/15/09	595,446
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(7)	7,932,223
12,590	North Miami, FL, Health Care Facilities Revenue, (Imperial Club), 6.125%, 1/1/42	12,143,810
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(7)	7,382,241
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(7)	11,904,848
		$61,469,659
Special Tax Revenue — 1.0%
$6,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$6,148,140
10,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	10,471,800
1,815	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	1,906,984
463,895	Puerto Rico Sales Tax Financing, Series A, 0.00%, 8/1/56	37,440,965
4,045	University Square, FL, Community Development District, 6.75%, 5/1/20	4,198,427
		$60,166,316
Transportation — 2.0%
$101,500	Port Authority of New York and New Jersey, 4.75%, 4/15/37(1)	$98,825,475
30,345	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	29,538,733
		$128,364,208
Water and Sewer — 3.9%
$27,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$23,865,601
16,000	New York City, NY, Municipal Water Finance Authority, 4.25%, 6/15/33	15,021,920
64,280	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/37	62,378,598

Principal Amount (000's omitted)	Security	Value
Water and Sewer (continued)
$121,150	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33(1)	$121,700,021
23,625	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/38	23,681,936
		$246,648,076
	Total Tax-Exempt Investments (identified cost $6,873,542,972)	$6,979,495,855
Short-Term Investments — 0.3%
Principal Amount (000's omitted)	Security	Value
$18,125	Massachusetts Development Finance Agency, (Wentworth Institute), Variable Rate, 6.00%, 10/1/33(8)	$18,125,000
Total Short-Term Investments (identified cost $18,125,000)		$18,125,000
Total Investments — 111.2% (identified cost $6,891,667,972)		$6,997,620,855
Other Assets, Less Liabilities — (11.2)%		$(703,912,933)
Net Assets — 100.0%		$6,293,707,922

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

At September 30, 2007, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

New York	18.7%
California	18.0%
Texas	12.1%
Others, representing less than 10% individually	62.4%

See notes to financial statements
11

Eaton Vance National Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 47.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 15.7% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $141,550,070 or 2.2% of the Fund's net assets.

(3)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(5)  When-issued security.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(7)  Security is in default with respect to scheduled principal payments.

(8)  Variable rate demand obligation. The stated interest rate represents the rate in effect at September 30, 2007.

See notes to financial statements
12

Eaton Vance National Municipals Fund as of September 30, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2007

Assets
Investments, at value (identified cost, $6,891,667,972)	$6,997,620,855
Cash	810,960
Receivable for investments sold	64,092,106
Receivable for Fund shares sold	22,300,660
Interest receivable	81,023,555
Receivable for open interest rate swap contracts	2,777,133
Total assets	$7,168,625,269
Liabilities
Payable for floating rate notes issued	$763,890,950
Payable for investments purchased	30,605,356
Payable for when-issued securities	35,421,826
Payable for Fund shares redeemed	15,268,185
Interest expense and fees payable	8,594,757
Dividends payable	8,563,351
Payable for open interest rate swap contracts	109,884
Payable for closed interest rate swap contracts	5,991,117
Payable to affiliate for distribution and service fees	4,145,155
Payable to affiliate for investment advisory fee	1,593,815
Accrued expenses	732,951
Total liabilities	$874,917,347
Net assets	$6,293,707,922
Sources of Net Assets
Paid-in capital	$6,161,072,330
Accumulated undistributed net realized gain (computed on the basis of identified cost)	12,130,016
Accumulated undistributed net investment income	7,463,123
Net unrealized appreciation (computed on the basis of identified cost)	113,042,453
Total	$6,293,707,922
Class A Shares
Net Assets	$4,647,177,131
Shares Outstanding	404,537,014
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.49
Maximum Offering Price Per Share (100 ÷ 95.25 of $11.49)	$12.06
Class B Shares
Net Assets	$173,175,768
Shares Outstanding	15,078,003
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.49
Class C Shares
Net Assets	$1,334,054,048
Shares Outstanding	116,150,637
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.49
Class I Shares
Net Assets	$139,300,975
Shares Outstanding	12,123,471
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.49
On sales of $25,000 or more, the offering price of Class A shares is reduced.
* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Year Ended
September 30, 2007

Investment Income
Interest	$315,838,164
Total investment income	$315,838,164
Expenses
Investment adviser fee	$17,648,068
Trustees' fees and expenses	33,013
Distribution and service fees Class A	10,307,515
Class B	1,637,307
Class C	11,342,789
Interest expense and fees	34,697,607
Transfer and dividend disbursing agent fees	1,905,936
Custodian fee	827,009
Registration fees	367,915
Printing and postage	301,386
Legal and accounting services	219,836
Miscellaneous	164,743
Total expenses	$79,453,124
Deduct — Reduction of custodian fee	$344,590
Allocation of expenses to investment adviser	22,477
Total expense reductions	$367,067
Net expenses	$79,086,057
Net investment income	$236,752,107
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(27,997,819)
Financial futures contracts	27,938,831
Interest rate swap contracts	(10,090,784)
Net realized loss	$(10,149,772)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(195,145,880)
Financial futures contracts	23,790,071
Interest rate swap contracts	2,667,249
Net change in unrealized appreciation (depreciation)	$(168,688,560)
Net realized and unrealized loss	$(178,838,332)
Net increase in net assets from operations	$57,913,775

See notes to financial statements
13

Eaton Vance National Municipals Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2007	Year Ended September 30, 2006
From operations — Net investment income	$236,752,107	$155,263,037
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(10,149,772)	70,533,392
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(168,688,560)	73,862,460
Net increase in net assets from operations	$57,913,775	$299,658,889
Distributions to shareholders — From net investment income Class A	$(182,156,469)	$(118,051,895)
Class B	(6,042,672)	(4,320,365)
Class C	(41,801,397)	(20,894,988)
Class I	(6,290,466)	(2,101,962)
Total distributions to shareholders	$(236,291,004)	$(145,369,210)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$2,233,505,164	$1,268,188,085
Class B	56,490,915	61,402,718
Class C	766,113,589	420,877,219
Class I	153,566,977	71,850,088
Net asset value of shares issued to shareholders in payment of distributions declared Class A	111,268,215	64,304,849
Class B	3,456,739	2,334,782
Class C	23,191,417	10,889,973
Class I	5,032,964	1,617,446
Cost of shares redeemed Class A	(830,456,403)	(342,257,371)
Class B	(20,291,846)	(10,711,188)
Class C	(199,151,037)	(63,309,338)
Class I	(96,464,039)	(8,201,000)
Net asset value of shares exchanged Class A	2,291,497	1,388,451
Class B	(2,291,497)	(1,388,451)
Net increase in net assets from Fund share transactions	$2,206,262,655	$1,476,986,263
Net increase in net assets	$2,027,885,426	$1,631,275,942

Net Assets	Year Ended September 30, 2007	Year Ended September 30, 2006
At beginning of year	$4,265,822,496	$2,634,546,554
At end of year	$6,293,707,922	$4,265,822,496
Accumulated undistributed net investment income included in net assets
At end of year	$7,463,123	$8,037,085

See notes to financial statements
14

Eaton Vance National Municipals Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statement of Cash Flows

For the Year Ended September 30, 2007
Cash flows from operating activities
Net increase in net assets from operations	$57,913,775
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(6,245,954,425)
Investments sold	4,098,870,324
Increase in short-term investments	(18,125,000)
Net amortization of premium (discount)	(18,072,290)
Increase in interest receivable	(4,061,159)
Decrease in payable for investments purchased	(21,815,275)
Increase in receivable for investments sold	(63,797,106)
Increase in receivable for open interest rate swap contracts	(2,777,133)
Decrease in miscellaneous receivable	19,678
Increase in payable for closed interest rate swap contracts	3,209,117
Increase in payable for open interest rate swap contracts	109,884
Increase in payable to affiliate for investment advisory fee	251,077
Increase in payable to affiliate for distribution and service fees	1,489,955
Decrease in payable for when-issued securities	(17,515,454)
Increase in accrued expenses	11,222
Increase in interest expense and fees payable	1,734,052
Net change in unrealized (appreciation) depreciation on investments	195,145,880
Net realized (gain) loss on investments	27,997,819
Net cash used in operating activities	$(2,005,365,059)
Cash flows from financing activities Proceeds from shares sold	$3,225,009,625
Shares redeemed	(1,146,897,441)
Cash distributions paid net of reinvestments	(90,869,812)
Decrease in demand note payable	(48,100,000)
Proceeds from secured borrowings	455,750,000
Repayment of secured borrowings	(388,777,000)
Net cash provided by financing activities	$2,006,115,372
Net increase in cash	$750,313
Cash at beginning of year	$60,647
Cash at end of year	$810,960
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of :	$142,949,335

See notes to financial statements
15

Eaton Vance National Municipals Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$11.780		$11.270	$10.920		$10.840		$10.920
Income (loss) from operations
Net investment income	$0.521		$0.565	$0.574		$0.654		$0.666
Net realized and unrealized gain (loss)	(0.290)		0.478	0.355		0.079		(0.105)
Total income from operations	$0.231		$1.043	$0.929		$0.733		$0.561
Less distributions
From net investment income	$(0.521)		$(0.533)	$(0.579)		$(0.653)		$(0.641)
Total distributions	$(0.521)		$(0.533)	$(0.579)		$(0.653)		$(0.641)
Net asset value — End of year	$11.490		$11.780	$11.270		$10.920		$10.840
Total Return(2)	1.95%		9.50%	8.69%		6.94%		5.46%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$4,647,177		$3,259,363	$2,147,435		$1,769,191		$236,885
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.64	%(3)	0.72%	0.77	%(4)	0.79	%(4)	0.78	%(4)
Interest and fee expense(5)	0.62%		0.61%	0.44	%(4)	0.33	%(4)	0.27	%(4)
Total expenses before custodian fee reduction	1.26	%(3)	1.33%	1.21	%(4)	1.12	%(4)	1.05	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.63	%(3)	0.71%	0.76	%(4)	0.79	%(4)	0.78	%(4)
Net investment income	4.44%		4.93%	5.14%		6.05%		6.29%
Portfolio Turnover of the Portfolio(6)	—		—	—		9%		22%
Portfolio Turnover of the Fund	65%		58%	54%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
16

Eaton Vance National Municipals Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$11.780		$11.270	$10.920		$10.850		$10.920
Income (loss) from operations
Net investment income	$0.434		$0.478	$0.482		$0.598		$0.622
Net realized and unrealized gain (loss)	(0.290)		0.480	0.364		0.063		(0.097)
Total income from operations	$0.144		$0.958	$0.846		$0.661		$0.525
Less distributions
From net investment income	$(0.434)		$(0.448)	$(0.496)		$(0.595)		$(0.601)
Total distributions	$(0.434)		$(0.448)	$(0.496)		$(0.595)		$(0.601)
Contingent deferred sales charges	$—		$—	$—		$0.004		$0.006
Net asset value — End of year	$11.490		$11.780	$11.270		$10.920		$10.850
Total Return(2)	1.20%		8.69%	8.15	%(3)	6.25%		5.17%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$173,176		$140,593	$83,629		$29,577		$1,553,297
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.39	%(4)	1.47%	1.52	%(5)	1.17	%(5)	1.20	%(5)
Interest and fee expense(6)	0.62%		0.61%	0.44	%(5)	0.33	%(5)	0.27	%(5)
Total expenses before custodian fee reduction	2.01	%(4)	2.08%	1.96	%(5)	1.50	%(5)	1.47	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.38	%(4)	1.46%	1.51	%(5)	1.17	%(5)	1.20	%(5)
Net investment income	3.69%		4.17%	4.30%		5.44%		5.88%
Portfolio Turnover of the Portfolio(7)	—		—	—		9%		22%
Portfolio Turnover of the Fund	65%		58%	54%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.19% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
17

Eaton Vance National Municipals Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$11.780		$11.270	$10.920		$10.840		$10.920
Income (loss) from operations
Net investment income	$0.431		$0.480	$0.486		$0.565		$0.587
Net realized and unrealized gain (loss)	(0.287)		0.478	0.360		0.087		(0.101)
Total income from operations	$0.144		$0.958	$0.846		$0.652		$0.486
Less distributions
From net investment income	$(0.434)		$(0.448)	$(0.496)		$(0.572)		$(0.566)
Total distributions	$(0.434)		$(0.448)	$(0.496)		$(0.572)		$(0.566)
Net asset value — End of year	$11.490		$11.780	$11.270		$10.920		$10.840
Total Return(2)	1.20%		8.69%	7.99	%(3)	6.15%		4.71%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$1,334,054		$783,143	$388,276		$224,955		$200,310
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.39	%(4)	1.47%	1.52	%(5)	1.53	%(5)	1.53	%(5)
Interest and fee expense(6)	0.62%		0.61%	0.44	%(5)	0.33	%(5)	0.27	%(5)
Total expenses before custodian fee reduction	2.01	%(4)	2.08%	1.96	%(5)	1.86	%(5)	1.80	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.38	%(4)	1.46%	1.51	%(5)	1.53	%(5)	1.53	%(5)
Net investment income	3.68%		4.18%	4.35%		5.19%		5.54%
Portfolio Turnover of the Portfolio(7)	—		—	—		9%		22%
Portfolio Turnover of the Fund	65%		58%	54%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
18

Eaton Vance National Municipals Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$11.780		$11.270	$10.920		$10.850		$10.910
Income (loss) from operations
Net investment income	$0.549		$0.601	$0.590		$0.673		$0.693
Net realized and unrealized gain (loss)	(0.289)		0.471	0.368		0.078		(0.088)
Total income from operations	$0.260		$1.072	$0.958		$0.751		$0.605
Less distributions
From net investment income	$(0.550)		$(0.562)	$(0.608)		$(0.681)		$(0.665)
Total distributions	$(0.550)		$(0.562)	$(0.608)		$(0.681)		$(0.665)
Net asset value — End of year	$11.490		$11.780	$11.270		$10.920		$10.850
Total Return(2)	2.20%		9.77%	8.92%		7.17%		5.84%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$139,301		$82,723	$15,208		$5,400		$2,414
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.39	%(3)	0.47%	0.52	%(4)	0.53	%(4)	0.53	%(4)
Interest and fee expense(5)	0.62%		0.61%	0.44	%(4)	0.33	%(4)	0.27	%(4)
Total expenses before custodian fee reduction	1.01	%(3)	1.08%	0.96	%(4)	0.86	%(4)	0.80	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.38	%(3)	0.46%	0.51	%(4)	0.53	%(4)	0.53	%(4)
Net investment income	4.68%		5.22%	5.27%		6.18%		6.54%
Portfolio Turnover of the Portfolio(6)	—		—	—		9%		22%
Portfolio Turnover of the Fund	65%		58%	54%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
19

Eaton Vance National Municipals Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide current income exempt from regular federal income tax. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 5). Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Interest rate swaps are generally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $2,604,551 which will reduce taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2013. During the year ended September 30, 2007, capital loss carryforwards of $5,084,175 were utilized to offset net realized gains.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

20

Eaton Vance National Municipals Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in inverse floating rate securities, whereby the Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special Purpose Vehicle (which is generally organized as a trust), (the SPV) set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments, and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund's liability with respect to Floating Rate Notes is recorded as incurred. At September 30, 2007, the amount of the Fund's Floating Rate Notes outstanding and the related collateral were $763,890,950 and $1,170,280,235, respectively. The range of interest rates on the Floating Rate Notes outstanding for the year ended September 30, 2007 was 3.84% to 4.01%.

The Fund's investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Fund's investment policies do not allow the Fund to borrow money for purposes of making investments. Management believes that the Fund's restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from a legal borrowing of the Fund to which the policies apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized

21

Eaton Vance National Municipals Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended September 30, 2007 and September 30, 2006 was as follows:

	Year Ended September 30,
	2007	2006
Distributions declared from:
Tax-exempt income	$236,019,090	$145,271,981
Ordinary Income	$271,914	$97,229

During the year ended September 30, 2007, accumulated undistributed net realized gain was increased by $1,035,065 and accumulated undistributed net investment income was decreased by $1,035,065 due to differences between book and tax accounting, primarily for accretion of market discount. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2007, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed income	$16,026,474
Capital loss carryforwards	$(2,604,551)
Unrealized appreciation (depreciation)	$127,777,020
Other temporary differences	$(8,563,351)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, dividends payable, and differences between book and tax accounting for futures contracts, accretion of market discount and inverse floaters.

22

Eaton Vance National Municipals Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. For the year ended September 30, 2007, the advisory fee amounted to $17,648,068 representing 0.32% of the Fund's average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $22,477 of the Fund's operating expenses. EVM serves as the Administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended September 30, 2007, EVM earned $106,046 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), the Fund's principal underwriter and a subsidiary of EVM, received $1,176,886 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2007. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contigent deferred sales charges (see Note 5).

Except as to Trustees of the Fund who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment advisory fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the year ended September 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2007 amounted to $10,307,515 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended September 30, 2007, the Fund paid or accrued $1,227,980 and $8,507,092 for Class B and Class C shares, respectively, to or payable to EVD, representing 0.75% of the average daily net assets for Class B and Class C shares. At September 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $6,060,000 and $108,405,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that Class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended September 30, 2007 amounted to $409,327 and $2,835,697 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within

23

Eaton Vance National Municipals Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended September 30, 2007, the Fund was informed that EVD received approximately $476,000, $441,000 and $479,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $6,245,954,425 and $4,098,870,324, respectively, for the year ended September 30, 2007.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2007	2006
Sales	189,691,358	110,289,109
Issued to shareholders electing to receive payments of distributions in Fund shares	9,476,225	5,604,798
Redemptions	(71,518,537)	(29,882,391)
Exchange from Class B shares	194,923	120,481
Net increase	127,843,969	86,131,997

	Year Ended September 30,
Class B	2007	2006
Sales	4,783,820	5,366,218
Issued to shareholders electing to receive payments of distributions in Fund shares	294,204	203,492
Redemptions	(1,741,522)	(933,733)
Exchange to Class A shares	(194,824)	(121,217)
Net increase	3,141,678	4,514,760
	Year Ended September 30,
Class C	2007	2006
Sales	64,875,259	36,607,877
Issued to shareholders electing to receive payments of distributions in Fund shares	1,976,652	948,550
Redemptions	(17,186,330)	(5,524,603)
Net increase	49,665,581	32,031,824
	Year Ended September 30,
Class I	2007	2006
Sales	13,051,397	6,247,874
Issued to shareholders electing to receive payments of distributions in Fund shares	428,041	140,108
Redemptions	(8,376,899)	(716,111)
Net increase	5,102,539	5,671,871

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,108,620,134
Gross unrealized appreciation	$222,897,807
Gross unrealized depreciation	(97,788,036)
Net unrealized appreciation	$125,109,771

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated

24

Eaton Vance National Municipals Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average borrowings by the Fund and the average interest rate for the year ended September 30, 2007 were $17,022,192 and 5.75%, respectively.

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/07	22,000 U.S. Treasury Bond	Short	$(2,453,984,821)	$(2,449,562,500)	$4,422,321

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$40,150,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(109,884)
Lehman Brothers, Inc.	$55,000,000	3.896%	USD-BMA Municipal Swap Index	October 23, 2007/ October 23, 2037	$1,500,069
Merrill Lynch Capital Services, Inc.	$100,000,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$565,319
Morgan Stanley Capital Services, Inc.	$100,000,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$711,745
					$2,667,249

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

11  Recently Issued Accounting Pronouncements

In June 2006, the FASB issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

25

Eaton Vance National Municipals Fund as of September 30, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals
Trust and Shareholders of Eaton Vance National Municipals Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance National Municipals Fund (one of the series of Eaton Vance Municipals Trust) ("the Fund") as of September 30, 2007, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eaton Vance National Municipals Fund as of September 30, 2007, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2007

26

Eaton Vance National Municipals Fund as of September 30, 2007

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2008 will show the tax status of all distributions paid to your account in calendar 2007. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year-end regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends — The Fund designated 99.88% of dividends from net investment income as an exempt-interest dividend.

27

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

28

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance National Municipals Fund (the "Fund") with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

29

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2006 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fee and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

30

Eaton Vance National Municipals Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 176 registered investment companies and 5 private investment companies in the Eaton Vance Fund Complex. Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV which are affiliates of the Trust.	176	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	175	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	176	None

Norton H. Reamer 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	176	None

31

Eaton Vance National Municipals Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004); Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Robert B. MacIntosh 1/22/57	President	Since 2005	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/31/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/5/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM and BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM and BMR.

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Deputy Chief Legal Officer of EVC, EVM and BMR, and Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM and BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

32

Investment Adviser of Eaton Vance National Municipals Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance National Municipals Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

448-11/07  HMSRC

Annual Report September 30, 2007

EATON VANCE
MUNICIPALS
TRUST

California

Florida

Massachusetts

Mississippi

New York

Ohio

Rhode Island

West Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of September 30, 2007

Table of Contents

Management’s Discussion of Fund Performance	2

Morningstar Ratings™	3

Performance Information and Portfolio Composition
California	4
Florida	6
Massachusetts	8
Mississippi	10
New York	12
Ohio	14
Rhode Island	16
West Virginia	18

Fund Expenses	20

Financial Statements	25

Federal Tax Information	97

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	98

Management and Organization	101

Eaton Vance Municipals Funds as of September 30, 2007

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The investment objective of each Eaton Vance Municipals Fund (the “Fund” or “Funds”) is to provide current income exempt from regular federal income tax and particular state or local income or other taxes, as applicable. The Funds primarily invest in investment- grade municipal obligations but may also invest in lower-rated obligations.

Economic and Market Conditions

Third quarter economic growth rose 3.1%, following the 3.8% growth rate achieved in the second quarter of 2007, according to preliminary Commerce Department data. During the third quarter ended September 30, 2007, the housing sector continued to struggle, as market concerns related to subprime mortgages caused a number of mortgage lenders to file for bankruptcy protection and others to limit new mortgage originations. Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes are down from their 2005 peaks. However, the weaker dollar is having a stimulative effect on economic growth in export-related industries and on U.S.-based multinational companies whose foreign profits are translated into more dollars. Overall, we believe the economy appears to be slowing, but in a somewhat controlled manner.

According to the Federal Reserve’s (the “Fed”) preferred inflation indicator, the Personal Consumption Expenditure (PCE) price deflator, both absolute and core (excludes food and energy) inflation is fairly well contained within the upper end of the Fed’s comfort zone. In an unscheduled August 17, 2007 meeting, the Fed lowered its Discount Rate – the rate charged to banks borrowing directly from the Fed – to 5.75% from 6.25%. The move was aimed at providing liquidity during a period of increased uncertainty and tighter credit conditions that surfaced rapidly in mid-August. On September 18, 2007, the Fed lowered its Federal Funds Rate to 4.75% from 5.25% – its first rate cut since the Fed stopped raising rates in June 2006 – and lowered the Discount Rate again to 5.25% from 5.75%.

Municipal market supply rose to record levels in the first half of 2007, resulting in underperformance of the municipal sector. On September 30, 2007, long-term AAA-rated municipal bonds yielded 93.9% of U.S. Treasury bonds with similar maturities.(1)

For the year ended September 30, 2007, the Lehman Brothers Municipal Bond Index(2) (the “Index”), an unmanaged index of municipal bonds, posted a gain of 3.10%. For more information about each Fund’s performance and that of funds in the same Lipper Classification,(2) see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

The Funds underperformed their benchmark Index during the year ended September 30, 2007. Much of the underperformance can be attributed to the broaderbased credit scare that took hold of the fixed-income markets in late August 2007. Yields on some municipal bonds reached 105% of U.S. Treasury yields. We believe that the ratio was not the result of any fundamental problems within the municipal market, but rather reflected the extreme dislocation in the fixed-income marketplace caused by the subprime fears, hedge fund problems, the decentralized municipal marketplace and illiquidity across a range of markets. The Funds’ exposure to more liquid, higher-credit quality bonds actually hurt performance as hedge funds and other non-traditional municipal market participants sold large positions of their most liquid bonds in order to raise cash.

Historically, there have been only a few instances of municipals trading at the cheap levels seen in August 2007, and it has generally been a short-term phenomenon. During September 2007, municipals outperformed Treasury bonds, as municipal yields reverted to their more historic relationship to Treasuries. Overall, liquidity has returned to the fixed-income marketplace, with a more rational view of the market and risk assessment.

(1)   Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

(2)   It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Municipals Funds as of September 30, 2007

MORNINGSTAR RATINGS™

As of September 30, 2007

FUND	OVERALL	3-YEAR	5-YEAR	10-YEAR

CALIFORNIA MUNICIPALS FUND – CLASS A	***	***	***	***
Load waived	****	*****	****	****
MUNI CALIFORNIA LONG CATEGORY	151 FUNDS	151 FUNDS	141 FUNDS	116 FUNDS

FLORIDA MUNICIPALS FUND – CLASS A	****	***	***	****
Load waived	*****	*****	*****	*****
MUNI FLORIDA CATEGORY	49 FUNDS	49 FUNDS	49 FUNDS	46 FUNDS

MASSACHUSETTS MUNICIPALS FUND – CLASS A	****	***	****	****
Load waived	*****	*****	*****	*****
MUNI MASSACHUSETTS CATEGORY	80 FUNDS	80 FUNDS	75 FUNDS	65 FUNDS

MISSISSIPPI MUNICIPALS FUND – CLASS A	***	***	***	***
Load waived	****	****	****	****
MUNI SINGLE STATE LONG CATEGORY	319 FUNDS	319 FUNDS	318 FUNDS	276 FUNDS

NEW YORK MUNICIPALS FUND – CLASS A	***	***	***	****
Load waived	*****	****	*****	*****
MUNI NEW YORK LONG CATEGORY	108 FUNDS	108 FUNDS	103 FUNDS	85 FUNDS

OHIO MUNICIPALS FUND – CLASS A	****	****	*****	****
Load waived	*****	*****	*****	*****
MUNI OHIO CATEGORY	74 FUNDS	74 FUNDS	73 FUNDS	61 FUNDS

RHODE ISLAND MUNICIPALS FUND – CLASS A	****	***	****	****
Load waived	*****	*****	*****	*****
MUNI SINGLE STATE LONG CATEGORY	319 FUNDS	319 FUNDS	318 FUNDS	276 FUNDS

WEST VIRGINIA MUNICIPALS FUND – CLASS A	***	***	***	***
Load waived	****	*****	****	****
MUNI SINGLE STATE LONG CATEGORY	319 FUNDS	319 FUNDS	318 FUNDS	276 FUNDS

Based on risk-adjusted returns. Eaton Vance offers other mutual funds that are not listed here and that do not have similar performance records.

The Overall Morningstar Rating™ for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating™ metrics.

©2007 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on how a fund ranks on a Morningstar Risk-Adjusted Return measure against other funds in the same category. This measure takes into account variations in a fund’s monthly performance after adjusting for sales loads (except for load-waived A shares), redemption fees, and the risk-free rate, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars; the next 22.5% receive 4 stars; the next 35% receive 3 stars; the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

Load-waived A share star ratings do not include any front-end sales load and are intended for those investors who have access to such purchase terms (e.g., plan participants of a defined contribution plan). Not all A share mutual funds for which Morningstar calculates a load-waived A share star rating may actually waive their front-end load. Therefore, Morningstar strongly encourages investors to contact their investment professional to determine whether they are eligible to purchase the A share without paying the front load. The Morningstar Rating may differ among share classes of a mutual fund as a result of different sales loads and/or expense structure.

As interest rates rise, the value of fixed-income securities is likely to decrease. Fluctuations in the value of securities may not affect interest income on existing securities, but will be reflected in the funds’ net asset values. For state municipal funds, a portion of income may be subject to federal, state and local tax; a portion may be subject to federal alternative minimum tax. Please see the fund’s prospectus for more information. Consult tax/legal advisor before making any tax-related investment decisions.

For information regarding each Fund’s performance, please refer to pages titled “Performance Information and Portfolio Composition” contained in this report.

Eaton Vance California Municipals Fund as of September 30, 2007

performanCe informaTion and porTfolio ComposiTion

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1) as of 9/30/07

	Class a	Class B	Class C
Share Class Symbol	eaCaX	eVCaX	eCCaX

Average Annual Total Returns (at net asset value)
One Year	1.61%	0.73%	0.83%
Five Years	3.86	3.31	N.a.
Ten Years	4.91	4.45	N.a.
Life of Fund†	5.87	5.64	3.73

SeC Average Annual Total Returns (including sales charge or applicable CdSC)
One Year	-3.19%	-4.05%	-0.13%
Five Years	2.86	2.97	N.a.
Ten Years	4.40	4.45	N.a.
Life of Fund†	5.48	5.64	3.73

†Inception date: Class a: 5/27/94; Class B: 12/19/85; Class C: 8/31/04

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	1.23%	1.98%	1.98%

Distribution Rates/Yields

	Class a	Class B	Class C

Distribution Rate(3)	4.24%	3.48%	3.48%
Taxable-Equivalent Distribution Rate(3),(4)	7.19	5.90	5.90
SEC 30-day Yield(5)	3.80	3.25	3.25
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.45	5.51	5.51

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	3.10%
Five Years	4.02
Ten Years	5.32

Lipper Averages(7)

Lipper California Municipal Debt Funds Classification – Average Annual Total Returns
One Year	1.47%
Five Years	3.38
Ten Years	4.53

(1)  Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2)  Source: Prospectus dated 2/1/07, as revised 6/27/07. Includes interest expense of 0.37% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)  Taxable-equivalent figures assume a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)  The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification contained 117, 97 and 71 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Cynthia J. Clemson

Comparison of Change in Value of a $10,000 Investment in Eaton Vance

California Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 9/30/97 and 8/31/04 (commencement of operations), respectively, would have been valued at $16,154 ($15,387 at the maximum offering price) and $11,161, respectively, on 9/30/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1),(2)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows, and the average rating is AA:

AAA	53.7%
AA	6.7%
A	24.5%
BBB	5.4%
BB	1.0%
Non-Rated	8.7%

Fund Statistics(2),(3)

• Number of Issues:	96
• Average Maturity:	21.8 years
• Average Effective Maturity:	13.3 years
• Average Call Protection:	9.1 years
• Average Dollar Price:	$98.60

(1)  Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2)  As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3)  Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Florida Municipals Fund as of September 30, 2007

performanCe informaTion and porTfolio ComposiTion

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1) as of 9/30/07

	Class a	Class B	Class C
Share Class Symbol	eTFLX	eVFLX	eCFLX

Average Annual Total Returns (at net asset value)
One Year	2.23%	1.53%	1.62%
Five Years	4.20	3.45	N.a.
Ten Years	5.15	4.38	N.a.
Life of Fund†	5.81	5.59	3.04

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.63%	-3.36%	0.64%
Five Years	3.18	3.11	N.a.
Ten Years	4.64	4.38	N.a.
Life of Fund†	5.43	5.59	3.04

†Inception date: Class a: 4/5/94; Class B: 8/28/90; Class C: 3/13/06

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	1.29%	2.04%	2.04%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	4.57%	3.82%	3.82%
Taxable-Equivalent Distribution Rate(3),(4)	7.03	5.88	5.88
SEC 30-day Yield(5)	3.97	3.42	3.43
Taxable-equivalent SeC 30-day Yield(4),(5)	6.11	5.26	5.28

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	3.10%
Five Years	4.02
Ten Years	5.32

Lipper Averages(7)

Lipper Florida Municipal Debt Funds Classification – Average Annual Total Returns
One Year	1.99%
Five Years	3.46
Ten Years	4.43

(1)  Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2)  Source: Prospectus dated 2/1/07, as revised 6/27/07. Includes interest expense of 0.50% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)  Taxable-equivalent figures assume a maximum 35.00% federal tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)  The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Municipal Debt Funds Classification contained 31, 30 and 27 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Cynthia J. Clemson

Comparison of Change in Value of a $10,000 Investment in Eaton Vance

Florida Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 9/30/97 and 3/13/06 (commencement of operations), respectively, would have been valued at $16,533 ($15,748 at the maximum offering price) and $10,475, respectively, on 9/30/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1),(2)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows, and the average rating is AA-:

AAA	58.4%
AA	7.6%
A	11.2%
BBB	3.3%
Non-Rated	19.5%

Fund Statistics(2),(3)

• Number of Issues:	97
• Average Maturity:	22.2 years
• Average Effective Maturity:	13.0 years
• Average Call Protection:	8.3 years
• Average Dollar Price:	$98.39

(1)  Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2)  As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3)  Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Massachusetts Municipals Fund as of September 30, 2007

performanCe informaTion and porTfolio ComposiTion

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1) as of 9/30/07

	Class A	Class B	Class C	Class I
Share Class Symbol	eTMaX	eVMaX	eCMMX	eIMaX

Average Annual Total Returns (at net asset value)
One Year	0.57%	-0.07%	-0.07%	0.77%
Five Years	4.02	3.29	N.a.	4.27
Ten Years	4.97	4.19	N.a.	5.18
Life of Fund†	4.85	5.25	2.83	5.27

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-4.20%	-4.90%	-1.04%	0.77%
Five Years	3.01	2.95	N.a.	4.27
Ten Years	4.46	4.19	N.a.	5.18
Life of Fund†	4.48	5.25	2.83	5.27

†Inception date: Class a: 12/7/93; Class B: 4/18/91; Class C: 5/2/06; Class I: 6/17/93

Total Annual Operating Expenses(2)

	Class a	Class B	Class C	Class I

Expense Ratio	1.21%	1.96%	1.96%	1.01%

Distribution Rates/Yields

	Class a	Class B	Class C	Class I

Distribution Rate3	4.34%	3.57%	3.57%	4.55%
Taxable-Equivalent Distribution Rate(3),(4)	7.05	5.80	5.80	7.39
SeC 30-day Yield(5)	3.79	3.23	3.23	4.18
Taxable-Equivalent SeC 30-day Yield(4),(5)	6.16	5.25	5.25	6.79

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	3.10%
Five Years	4.02
Ten Years	5.32

Lipper Averages(7)

Lipper Massachusetts Municipal Debt Funds Classification – Average Annual Total Returns
One Year	1.97%
Five Years	3.17
Ten Years	4.37

(1)  Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2)  Source: Prospectus dated 2/1/07, as revised 6/27/07. Includes interest expense of 0.42% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)  Taxable-equivalent figures assume a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)  The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Massachusetts Municipal Debt Funds Classification contained 55, 49 and 42 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Robert B . MacIntosh, CFA

Comparison of Change in Value of a $10,000 Investment in Eaton Vance

Massachusetts Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/97, Class C on 5/2/06 (commencement of operations) and Class I on 9/30/97 would have been valued at $16,243 ($15,472 at the maximum offering price), $10,402 and $16,567, respectively, on 9/30/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1),(2)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows, and the average rating is AA+:

AAA	54.7%
AA	20.5%
A	13.4%
BBB	7.1%
Non-Rated	4.3%

Fund Statistics(2),(3)

• Number of Issues:	81
• Average Maturity:	24.5 years
• Average Effective Maturity:	15.3 years
• Average Call Protection:	11.3 years
• Average Dollar Price:	$98.48

(1)  Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2)  As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3)  Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Mississippi Municipals Fund as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1) as of 9/30/07

	Class a	Class B
Share Class Symbol	eTMSX	eVMSX

Average Annual Total Returns (at net asset value)
One Year	2.67%	1.94%
Five Years	3.62	2.89
Ten Years	4.61	3.85
Life of Fund†	4.57	4.15

SeC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.18%	-2.99%
Five Years	2.61	2.55
Ten Years	4.10	3.85
Life of Fund†	4.20	4.15

†Inception date: Class A: 12/7/93; Class B: 6/11/93

Total Annual Operating Expenses(2)

	Class a	Class B

Expense Ratio	1.00%	1.75%

Distribution Rates/Yields

	Class a	Class B

Distribution Rate(3)	4.19%	3.43%
Taxable-equivalent distribution Rate(3),(4)	6.79	5.55
SeC 30-day Yield(5)	3.54	2.97
Taxable-Equivalent SeC 30-day Yield(4),(5)	5.73	4.81

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	3.10%
Five Years	4.02
Ten Years	5.32

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification – Average Annual Total Returns
One Year	2.20%
Five Years	3.07
Ten Years	4.180

(1)  Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

(2)  Source: Prospectus dated 2/1/07, as revised 6/27/07. Includes interest expense of 0.19% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)  Taxable-equivalent figures assume a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)  The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 76, 70 and 54 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Craig R. Brandon, CFA

Comparison of Change in Value of a $10,000 Investment in Eaton Vance

Mississippi Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/97 would have been valued at $15,703 ($14,957 at the maximum offering price) on 9/30/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1),(2)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows, and the average rating is AA+:

AAA	79.3%
A	8.9%
BBB	8.7%
BB	0.3%
Non-Rated	2.8%

Fund Statistics(2),(3)

• Number of Issues:	48
• Average Maturity:	18.9 years
• Average Effective Maturity:	10.0 years
• Average Call Protection:	7.7 years
• Average Dollar Price:	$99.56

(1)  Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2)  As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3)  Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance New York Municipals Fund as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1) as of 9/30/07

	Class a	Class B	Class C
Share Class Symbol	eTNYX	eVNYX	eCNYX

Average Annual Total Returns (at net asset value)
One Year	1.50%	0.83%	0.73%
Five Years	3.96	3.39	N.a.
Ten Years	5.30	4.61	N.a.
Life of Fund†	5.91	5.98	2.97

SeC Average Annual Total Returns (including sales charge or applicable CdSC)
One Year	-3.35%	-4.01%	-0.24%
Five Years	2.96	3.06	N.a.
Ten Years	4.79	4.61	N.a.
Life of Fund†	5.53	5.98	2.97

†Inception date: Class A: 4/15/94; Class B: 8/30/90; Class C: 9/30/03

Total Annual Operating Expenses(2)

	Class a	Class B	Class C

Expense Ratio	1.28%	2.03%	2.03%

Distribution Rates/Yields

	Class a	Class B	Class C

Distribution Rate(3)	4.39%	3.63%	3.63%
Taxable-Equivalent Distribution Rate(3),(4)	7.25	6.00	6.00
SeC 30-day Yield(5)	3.87	3.31	3.31
Taxable-Equivalent SeC 30-day Yield(4),(5)	6.39	5.47	5.47

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	3.10%
Five Years	4.02
Ten Years	5.32

Lipper Averages(7)

Lipper New York Municipal Debt Funds Classification – Average Annual Total Returns
One Year	1.85%
Five Years	3.34
Ten Years	4.45

(1)  Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2)  Source: Prospectus dated 2/1/07, as revised 6/27/07. Includes interest expense of 0.49% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)  Taxable-equivalent figures assume a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)  The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification contained 96, 89 and 68 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Craig R. Brandon, CFA

Comparison of Change in Value of a $10,000 Investment in Eaton Vance

New York Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 9/30/97 and 9/30/03 (commencement of operations), respectively, would have been valued at $16,764 ($15,967 at the maximum offering price) and $11,187, respectively, on 9/30/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1),(2)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows, and the average rating is AA:

AAA	36.7%
AA	39.3%
A	14.2%
BBB	3.2%
BB	0.4%
B	1.3%
Non-Rated	4.9%

Fund Statistics(2),(3)

• Number of Issues:	95
• Average Maturity:	23.7 years
• Average Effective Maturity:	16.8 years
• Average Call Protection:	10.7 years
• Average Dollar Price:	$102.05

(1)  Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2)  As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3)  Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Ohio Municipals Fund as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1) as of 9/30/07

	Class a	Class B	Class C
Share Class Symbol	eTohX	eVohX	eCohX

Average Annual Total Returns (at net asset value)
One Year	1.98%	1.32%	1.32%
Five Years	4.91	4.16	N.a.
Ten Years	4.93	4.14	N.a.
Life of Fund†	4.81	5.28	3.25

SeC Average Annual Total Returns (including sales charge or applicable CdSC)
One Year	-2.85%	-3.57%	0.34%
Five Years	3.91	3.82	N.a.
Ten Years	4.43	4.14	N.a.
Life of Fund†	4.44	5.28	3.25

†Inception date: Class a: 12/7/93; Class B: 4/18/91; Class C: 2/3/06

Total Annual Operating Expenses(2)

	Class a	Class B	Class C

Expense Ratio	1.25%	2.00%	2.00%

Distribution Rates/Yields

	Class a	Class B	Class C

Distribution Rate(3)	4.06%	3.31%	3.31%
Taxable-Equivalent Distribution Rate(3),(4)	6.68	5.45	5.45
SeC 30-day Yield(5)	3.64	3.07	3.07
Taxable-Equivalent SeC 30-day Yield(4),(5)	5.99	5.05	5.05

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	3.10%
Five Years	4.02
Ten Years	5.32

Lipper Averages(7)

Lipper Ohio Municipal Debt Funds Classification – Average Annual Total Returns
One Year	2.16%
Five Years	3.11
Ten Years	4.26

(1)  Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2)  Source: Prospectus dated 2/1/07, as revised 6/27/07. Includes interest expense of 0.47% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)  Taxable-equivalent figures assume a maximum 39.26% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)  The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Ohio Municipal Debt Funds Classification contained 45, 41 and 34 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: William H. Ahern, CFA

Comparison of Change in Value of a $10,000 Investment in Eaton Vance

Ohio Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 9/30/97 and 2/3/06 (commencement of operations), respectively, would have been valued at $16,190 ($15,421 at the maximum offering price) and $10,543, respectively, on 9/30/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1),(2)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows, and the average rating is AA+:

AAA	79.7%
AA	5.1%
A	7.9%
BBB	1.2%
B	1.3%
Non-Rated	4.8%

Fund Statistics(2),(3)

• Number of Issues:	131
• Average Maturity:	22.1 years
• Average Effective Maturity:	13.6 years
• Average Call Protection:	10.2 years
• Average Dollar Price:	$103.46

(1)  Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2)  As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3)  Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Rhode Island Municipals Fund as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1) as of 9/30/07

	Class a	Class B	Class C
Share Class Symbol	eTrIX	eVrIX	erICX

Average Annual Total Returns (at net asset value)
One Year	1.91%	1.20%	1.20%
Five Years	3.85	3.09	N.a.
Ten Years	4.88	4.12	N.a.
Life of Fund†	4.65	4.28	2.36

SeC Average Annual Total Returns (including sales charge or applicable CdSC)
One Year	-2.92%	-3.69%	0.22%
Five Years	2.85	2.75	N.a.
Ten Years	4.37	4.12	N.a.
Life of Fund†	4.28	4.28	2.36

†Inception date: Class a: 12/7/93; Class B: 6/11/93; Class C: 3/20/06

Total Annual Operating Expenses(2)

	Class a	Class B	Class C

Expense Ratio	1.10%	1.85%	1.85%

Distribution Rates/Yields

	Class a	Class B	Class C

Distribution Rate(3)	4.07%	3.32%	3.31%
Taxable-Equivalent Distribution Rate(3),(4)	6.95	5.67	5.65
SeC 30-day Yield(5)	3.85	3.30	3.29
Taxable-Equivalent SeC 30-day Yield(4),(5)	6.57	5.64	5.62

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	3.10%
Five Years	4.02
Ten Years	5.32

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification – Average Annual Total Returns
One Year	2.20%
Five Years	3.07
Ten Years	4.18

(1)  Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2)  Source: Prospectus dated 2/1/07, as revised 6/27/07. Includes interest expense of 0.35% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)  Taxable-equivalent figures assume a maximum 41.44% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)  The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 76, 70 and 54 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Robert B. MacIntosh, CFA

Comparison of Change in Value of a $10,000 Investment in Eaton Vance

Rhode Island Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 9/30/97 and 3/20/06 (commencement of operations), respectively, would have been valued at $16,106 ($15,341 at the maximum offering price) and $10,363, respectively, on 9/30/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1),(2)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows, and the average rating is AA+:

AAA	74.9%
AA	9.4%
A	4.9%
BBB	7.8%
Non-Rated	3.0%

Fund Statistics(2),(3)

• Number of Issues:	72
• Average Maturity:	21.0 years
• Average Effective Maturity:	9.8 years
• Average Call Protection:	8.0 years
• Average Dollar Price:	$100.96

(1)  Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2)  As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3)  Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance West Virginia Municipals Fund as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1) as of 9/30/07

	Class a	Class B
Share Class Symbol	eTwVX	eVwVX

Average Annual Total Returns (at net asset value)
One Year	2.26%	1.43%
Five Years	3.57	2.79
Ten Years	4.68	3.89
Life of Fund†	4.67	4.17

SeC Average Annual Total Returns (including sales charge or applicable CdSC)
One Year	-2.58%	-3.48%
Five Years	2.56	2.45
Ten Years	4.17	3.89
Life of Fund†	4.30	4.17

†Inception date: Class a: 12/13/93; Class B: 6/11/93

Total Annual Operating Expenses(2)

	Class a	Class B

Expense Ratio	0.93%	1.68%

Distribution Rates/Yields

	Class a	Class B

Distribution Rate(3)	4.13%	3.36%
Taxable-Equivalent Distribution Rate(3),(4)	6.80	5.53
SeC 30-day Yield(5)	3.63	3.07
Taxable-Equivalent SeC 30-day Yield(5),(6)	5.97	5.05

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	3.10%
Five Years	4.02
Ten Years	5.32

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification – Average Annual Total Returns
One Year	2.20%
Five Years	3.07
Ten Years	4.18

(1)  Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

(2)  Source: Prospectus dated 2/1/07, as revised 6/27/07. Includes interest expense of 0.18% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)  Taxable-equivalent figures assume a maximum 39.23% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)  The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 76, 70 and 54 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Portfolio Manager: Robert B. MacIntosh, CFA

Effective October 1, 2007, Adam Weigold, Cfa, will replace Mr. Macintosh as the fund’s portfolio manager. Mr. Weigold is a Vice president of Eaton Vance management and Boston management and research and manages other Eaton Vance municipal funds. He has been employed by the Eaton Vance organization since 1998.

Comparison of Change in Value of a $10,000 Investment in Eaton Vance

West Virginia Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index**

**Sources: Thomson Financial; Lipper, Inc.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/97 would have been valued at $15,801 ($15,051 at the maximum offering price) on 9/30/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1),(2)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows, and the average rating is AA+:

AAA	75.8%
A	16.7%
BBB	4.6%
Non-Rated	2.9%

Fund Statistics(2),(3)

• Number of Issues:	49
• Average Maturity:	23.3 years
• Average Effective Maturity:	12.3 years
• Average Call Protection:	9.6 years
• Average Dollar Price:	$93.84

(1)  Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2)  As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3)  Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Municipals Funds as of September 30, 2007

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 – September 30, 2007).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

  Eaton Vance California Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$994.30	$5.65
Class B	$1,000.00	$990.30	$9.38
Class C	$1,000.00	$990.30	$9.38
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.72
Class B	$1,000.00	$1,015.60	$9.50
Class C	$1,000.00	$1,015.60	$9.50

*  Expenses are equal to the Fund's annualized expense ratio of 1.13% for Class A shares, 1.88% for Class B shares, and 1.88% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007.

Eaton Vance Municipals Funds as of September 30, 2007

FUND EXPENSES CONT'D

Eaton Vance Florida Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$998.30	$6.91
Class B	$1,000.00	$995.10	$10.70
Class C	$1,000.00	$995.10	$10.65
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.98
Class B	$1,000.00	$1,014.30	$10.81
Class C	$1,000.00	$1,014.40	$10.76

*  Expenses are equal to the Fund's annualized expense ratio of 1.38% for Class A shares, 2.14% for Class B shares, and 2.13% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007.

Eaton Vance Massachusetts Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$984.50	$6.27
Class B	$1,000.00	$981.70	$9.99
Class C	$1,000.00	$981.70	$9.94
Class I	$1,000.00	$985.50	$5.28
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.38
Class B	$1,000.00	$1,015.00	$10.15
Class C	$1,000.00	$1,015.00	$10.10
Class I	$1,000.00	$1,019.80	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.26% for Class A shares, 2.01% for Class B shares, 2.00% for Class C shares, and 1.06% for Class I shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the next asset value per share determined at the close of business on March 31, 2007.

Eaton Vance Municipals Funds as of September 30, 2007

FUND EXPENSES CONT'D

Eaton Vance Mississippi Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$1,005.40	$5.48
Class B	$1,000.00	$1,002.00	$9.23
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.52
Class B	$1,000.00	$1,015.80	$9.30

*  Expenses are equal to the Fund's annualized expense ratio of 1.09% for Class A shares and 1.84% for Class B shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007.

Eaton Vance New York Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$993.30	$7.45
Class B	$1,000.00	$989.50	$11.17
Class C	$1,000.00	$988.60	$11.17
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.54
Class B	$1,000.00	$1,013.80	$11.31
Class C	$1,000.00	$1,013.80	$11.31

*  Expenses are equal to the Fund's annualized expense ratio of 1.49% for Class A shares, 2.24% for Class B shares and 2.24% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset per share determined at the close of business on March 31, 2007.

Eaton Vance Municipals Funds as of September 30, 2007

FUND EXPENSES CONT'D

Eaton Vance Ohio Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$998.10	$5.36
Class B	$1,000.00	$994.40	$9.10
Class C	$1,000.00	$995.40	$9.10
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.42
Class B	$1,000.00	$1,015.90	$9.20
Class C	$1,000.00	$1,015.90	$9.20

*  Expenses are equal to the Fund's annualized expense ratio of 1.07% for Class A shares, 1.82% for Class B shares and 1.82% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset per share determined at the close of business on March 31, 2007.

Eaton Vance Rhode Island Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$1,001.00	$5.82
Class B	$1,000.00	$996.70	$9.56
Class C	$1,000.00	$997.70	$9.52
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.87
Class B	$1,000.00	$1,015.50	$9.65
Class C	$1,000.00	$1,015.50	$9.60

*  Expenses are equal to the Fund's annualized expense ratio of 1.16% for Class A shares, 1.91% for Class B shares, and 1.90% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007.

Eaton Vance Municipals Funds as of September 30, 2007

FUND EXPENSES CONT'D

Eaton Vance West Virginia Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$999.10	$5.01
Class B	$1,000.00	$995.70	$8.76
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$5.06
Class B	$1,000.00	$1,016.30	$8.85

*  Expenses are equal to the Fund's annualized expense ratio of 1.00% for Class A shares and 1.75% for Class B shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007.

Eaton Vance California Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 107.9%
Principal Amount (000's omitted)	Security	Value
Education — 3.7%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$3,454,010
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,705,425
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32	4,150,040
		$10,309,475
Electric Utilities — 1.1%
$3,000	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$3,018,810
		$3,018,810
Escrowed / Prerefunded — 7.1%
$1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	$1,375,800
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	15,085,337
5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,490,595
625	Santa Margarita Water District, Prerefunded to 9/1/09, 6.20%, 9/1/20	668,250
		$19,619,982
General Obligations — 4.6%
$2,250	California, 4.75%, 6/1/35	$2,227,612
2,500	California, 5.50%, 11/1/33	2,648,875
7,710	San Francisco Bay Area Rapid Transit District, (Election of 2004), Series B, 4.75%, 8/1/37	7,772,914
		$12,649,401
Hospital — 16.4%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,032,920
5,600	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	5,612,656
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	4,017,600
2,250	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	2,317,117
6,500	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	6,538,935

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	$2,502,525
2,500	California Statewide Communities Development Authority, (John Muir Health), Series A, 5.00%, 8/15/34	2,506,075
1,700	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	1,684,921
2,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	2,936,308
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,898,137
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,558,245
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,702,943
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,024,510
2,640	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,651,431
5,000	Washington Township Health Care District, 5.00%, 7/1/37	4,938,550
1,250	Washington Township Health Care District, 5.25%, 7/1/29	1,261,338
		$45,184,211
Housing — 0.7%
$1,396	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,468,527
419	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	436,870
		$1,905,397
Industrial Development Revenue — 2.9%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,768,260
1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,715,572
4,000	California Statewide Communities Development Authority, (Anheuser Busch Project), 4.80%, 9/1/46	3,665,600
		$8,149,432
Insured-Education — 1.5%
$3,990	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Authority, (University Plaza), (MBIA), 5.00%, 7/1/33(1)	$4,101,388
		$4,101,388

See notes to financial statements

Eaton Vance California Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 7.1%
$5,000	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$5,271,350
9,000	Northern California Power Agency, (Hydroelectric), (MBIA), 5.125%, 7/1/23(1)	9,172,890
7,070	Southern California Public Power Authority, (MBIA), 0.00%, 7/1/15	5,221,478
		$19,665,718
Insured-Escrowed / Prerefunded — 5.6%
$2,500	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33(2)	$2,708,350
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29	5,416,700
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, (FSA), Escrowed to Maturity, 0.00%, 1/1/28	5,841,300
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	1,584,235
		$15,550,585
Insured-General Obligations — 8.4%
$3,000	Allan Hancock, (Joint Community College), (FSA), 4.375%, 8/1/31	$2,887,981
3,500	California, (AGC), 4.50%, 8/1/30	3,320,170
6,500	Los Angeles Unified School District, (Election of 2005), Series E, (FSA), 4.75%, 7/1/32	6,578,065
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,379,066
3,300	Puerto Rico, (FSA), Variable Rate, 7.742%, 7/1/27(3)(4)	3,852,981
4,500	San Diego Unified School District, (MBIA), 5.50%, 7/1/24(1)	5,125,410
		$23,143,673
Insured-Hospital — 2.8%
$2,550	California Statewide Communities Development Authority, (Children's Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	$2,634,023
4,920	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(1)	5,131,756
		$7,765,779

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 5.0%
$6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	$3,273,075
11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	3,701,645
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	3,321,150
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,460,428
		$13,756,298
Insured-Special Tax Revenue — 4.9%
$2,565	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$2,278,130
1,400	Palm Springs Community Redevelopment, (Merged Project No. 1), Series A, (AMBAC), 5.00%, 9/1/34	1,445,528
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27(1)	5,717,050
4,540	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	4,173,032
		$13,613,740
Insured-Transportation — 6.0%
$4,320	Los Angeles County Metropolitan Transportation Authority, (AMBAC), 5.00%, 7/1/23(1)	$4,442,112
5,500	Puerto Rico Highway and Transportation Authority, Series CC, (FSA), 5.25%, 7/1/32	6,124,855
2,000	San Francisco City and County Airport Commission, International Airport Revenue, (FGIC), (AMT), Variable Rate, 6.876%, 5/1/30(3)(4)	2,028,080
1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	855,054
3,000	San Jose, Airport Revenue, (AMBAC), (AMT), Series A, 5.00%, 3/1/37	3,024,570
		$16,474,671
Insured-Water and Sewer — 8.9%
$2,000	Calleguas Las Virgenes Public Financing Authority Revenue (Municipal Water District), (MBIA), 4.25%, 7/1/32	$1,860,700
8,000	Clovis Public Financing Authority, Wastewater Revenue, (AMBAC), 4.50%, 8/1/38	7,671,200

See notes to financial statements

Eaton Vance California Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$6,675	Los Angeles, Department of Water and Power, (FSA), 4.75%, 7/1/36	$6,711,112
1,680	Los Angeles, Department of Water and Power, (MBIA), 3.00%, 7/1/30	1,288,274
3,000	San Diego County Water Authority, (FGIC), Variable Rate, 7.433%, 4/22/09(5)	3,202,830
4,135	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	3,865,605
		$24,599,721
Lease Revenue / Certificates of Participation — 9.0%
$5,000	California Public Works, (University of California), 5.25%, 6/1/20	$5,462,700
5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	3,486,333
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,244,724
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,689,965
6,520	Pasadena Parking Facility, 6.25%, 1/1/18	7,322,090
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,550,250
		$24,756,062
Other Revenue — 2.6%
$615	California Infrastructure and Economic Development, (Performing Arts Center), 5.00%, 12/1/32	$623,628
920	California Infrastructure and Economic Development, (Performing Arts Center), 5.00%, 12/1/37	929,816
5,135	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	4,900,125
700	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.488%, 10/1/34(3)(4)	815,346
		$7,268,915
Senior Living / Life Care — 0.4%
$250	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$237,180
1,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	929,530
		$1,166,710
Special Tax Revenue — 8.6%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,453,700
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	393,806
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	610,257
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,814,543

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$985	Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	$1,023,878
600	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	579,540
2,110	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	2,186,192
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,446,088
6,475	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	6,713,863
1,675	Santa Margarita Water District, 6.20%, 9/1/20	1,741,799
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	1,003,420
350	Temecula Unified School District, 5.00%, 9/1/27	330,782
535	Temecula Unified School District, 5.00%, 9/1/37	491,167
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	1,002,890
1,000	Tustin Community Facilities District, 6.00%, 9/1/37	1,030,470
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	917,334
		$23,739,729
Water and Sewer — 0.6%
$1,740	Metropolitan Water District of Southern California (Waterworks Revenue Authorization), 4.75%, 7/1/36(1)	$1,754,155
		$1,754,155
Total Tax-Exempt Investments — 107.9% (identified cost $283,357,690)		$298,193,852
Other Assets, Less Liabilities — (7.9)%		$(21,929,993)
Net Assets — 100.0%		$276,263,859

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

See notes to financial statements

Eaton Vance California Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 46.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 18.0% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $6,696,407 or 2.4% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(5)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

See notes to financial statements

Eaton Vance Florida Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 114.2%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 4.3%
$1,000	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	$1,226,170
615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	726,721
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,129,243
1,000	Halifax Medical Center, Prerefunded to 10/1/10, 7.25%, 10/1/24	1,118,560
500	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.50%, 11/15/21	524,610
3,690	North Miami Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	3,915,902
605	Vista Lakes Community Development District, Prerefunded to 5/1/10, 7.20%, 5/1/32	658,065
		$10,299,271
Health Care-Miscellaneous — 0.4%
$1,003	Osceola County Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$1,003,822
		$1,003,822
Hospital — 8.2%
$1,910	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,901,367
2,795	Cape Canaveral Hospital District, (Cape Canaveral Hospital, Inc.), 5.25%, 1/1/28	2,814,258
1,750	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	1,755,110
250	Highlands County Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	250,232
2,750	Jacksonville Economic Development Authority, (Mayo Clinic), 5.50%, 11/15/36	2,879,030
4,790	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	4,816,249
2,865	South Miami Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	2,857,780
2,500	West Orange Health Care District, 5.80%, 2/1/31	2,585,475
		$19,859,501

Principal Amount (000's omitted)	Security	Value
Housing — 0.4%
$65	Florida Housing Finance Authority, 6.35%, 6/1/14	$65,105
460	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	464,830
485	Orange County Housing Finance Authority, (AMT), 6.60%, 4/1/28	488,162
		$1,018,097
Housing-Multifamily — 1.4%
$1,515	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$1,511,591
1,720	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	1,918,643
		$3,430,234
Industrial Development Revenue — 4.2%
$2,314	Broward County, Industrial Development Revenue, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$2,350,302
2,460	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,486,912
5,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	5,340,550
		$10,177,764
Insured-Education — 2.9%
$7,030	Florida Capital Improvement Revenue, (Florida Gulf Coast University Financing Corporation), (MBIA), 4.75%, 8/1/32	$7,036,678
		$7,036,678
Insured-Electric Utilities — 2.1%
$5,125	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	$5,081,130
		$5,081,130
Insured-Escrowed / Prerefunded — 11.2%
$9,225	Dade County, (Baptist Hospital of Miami), (MBIA), Escrowed to Maturity, 5.75%, 5/1/21	$10,283,845
3,835	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 0.00%, 10/1/23	1,880,952
7,830	Orange County Tourist Development Tax, (AMBAC), Prerefunded to 4/1/12, 5.125%, 10/1/30(2)	8,334,539
5,600	St. Lucie Utility System, (FGIC), Escrowed to Maturity, 6.00%, 10/1/20	6,572,160
		$27,071,496

See notes to financial statements

Eaton Vance Florida Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 1.3%
$2,700	Puerto Rico, (MBIA), 5.50%, 7/1/20(2)	$3,076,776
		$3,076,776
Insured-Health Care-Miscellaneous — 0.0%
$26	Osceola County Industrial Development Authority, Community Provider Pooled Loan-93 Program, (FSA), 7.75%, 7/1/10	$26,274
		$26,274
Insured-Hospital — 4.4%
$9,560	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	$10,736,358
		$10,736,358
Insured-Housing — 1.2%
$3,000	Florida Housing Finance Authority, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,003,750
		$3,003,750
Insured-Lease Revenue / Certificates of Participation — 1.5%
$3,300	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(2)	$3,588,079
		$3,588,079
Insured-Special Tax Revenue — 15.7%
$4,875	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$4,658,257
6,345	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35(2)	6,372,622
1,500	Jacksonville, Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12	1,235,565
1,575	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	353,903
6,630	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/37	1,410,731
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	1,007,950
10,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,909,600
10,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,822,972
985	Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14	987,689
4,000	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	2,918,080
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,880,364
2,525	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17	1,674,201

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$2,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18	$1,261,980
6,800	Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19	4,162,756
5,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19	2,996,300
4,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20	2,269,920
		$37,922,890
Insured-Transportation — 19.1%
$1,225	Florida Turnpike Authority, (FSA), 4.50%, 7/1/28	$1,206,233
8,750	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27(3)	8,653,488
8,700	Greater Orlando Aviation Authority, (FGIC), (AMT), 5.25%, 10/1/18(2)	8,948,733
7,680	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38(2)	7,655,962
2,000	Orlando and Orange County Expressway Authority, (FGIC), 8.25%, 7/1/14	2,536,140
7,500	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34(2)	7,540,500
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	562,870
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	534,820
4,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	5,022,495
3,940	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	3,467,673
		$46,128,914
Insured-Water and Sewer — 13.6%
$10,000	Fort Myers Utility, (FGIC), 5.50%, 10/1/29(2)	$10,398,700
2,500	Martin County Utilities System, (AMBAC), 5.00%, 10/1/28	2,581,775
2,000	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	2,095,780
10,525	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	10,991,784
2,600	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27(2)	2,609,968
4,150	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27(2)	4,240,168
		$32,918,175
Nursing Home — 3.2%
$4,085	Dade County Industrial Development Authority, (Gramercy Park Nursing Care), (FHA), 6.60%, 8/1/23	$4,092,271
3,500	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,591,840
		$7,684,111

See notes to financial statements

Eaton Vance Florida Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 2.4%
$4,100	North Miami Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$3,954,696
1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	1,754,148
		$5,708,844
Special Tax Revenue — 13.0%
$1,115	Concorde Estates Community Development District, 5.85%, 5/1/35	$1,074,336
255	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	259,011
1,185	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,178,447
560	Dupree Lakes Community Development District, 5.00%, 11/1/10	560,022
530	Dupree Lakes Community Development District, 5.00%, 5/1/12	508,461
1,015	Dupree Lakes Community Development District, 5.375%, 5/1/37	898,935
970	Fishhawk Community Development District, 6.125%, 5/1/34	1,030,703
235	Gateway Services Community Development District, Special Assessment, 6.50%, 5/1/33	257,085
5	Heritage Harbor South Community Development District, (Capital Improvements), 5.40%, 11/1/08	5,011
660	Heritage Harbor South Community Development District, (Capital Improvements), 6.20%, 5/1/35	729,267
480	Heritage Harbor South Community Development District, (Capital Improvements), 6.50%, 5/1/34	531,341
1,335	Heritage Springs Community Development District, 5.25%, 5/1/26	1,301,678
1,100	Lexington Oaks Community Development District, 7.20%, 5/1/30	1,124,519
185	Longleaf Community Development District, 6.20%, 5/1/09	185,250
880	New River Community Development District, (Capital Improvements), 5.00%, 5/1/13	837,663
360	New River Community Development District, (Capital Improvements), 5.35%, 5/1/38	317,135
1,230	North Springs Improvement District, (Heron Bay), 5.20%, 5/1/27	1,122,055
6,065	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	6,288,738
2,270	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,942,530
970	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	940,755
1,670	Sterling Hill Community Development District, 6.20%, 5/1/35	1,794,064

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$2,500	Tisons Landing Community Development District, 5.625%, 5/1/37	$2,298,150
2,770	University Square Community Development District, 6.75%, 5/1/20	2,875,066
400	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	405,476
2,870	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	2,889,516
		$31,355,214
Transportation — 1.0%
$2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,454,141
		$2,454,141
Water and Sewer — 2.7%
$6,275	Jacksonville Electric Authority, Water and Sewer Revenue, 5.25%, 10/1/39	$6,457,414
		$6,457,414
Total Tax-Exempt Investments — 114.2% (identified cost $260,250,333)		$276,038,933
Other Assets, Less Liabilities — (14.2)%		$(34,343,992)
Net Assets — 100.0%		$241,694,941

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 64.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 21.4% of total investments.

See notes to financial statements

Eaton Vance Florida Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $1,226,170 or 0.5% of the Fund's net assets.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 102.8%
Principal Amount (000's omitted)	Security	Value
Education — 15.1%
$5,000	Massachusetts Development Finance Agency, (Boston College), Variable Rate, 6.853%, 7/1/42(1)(2)	$5,412,950
5,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	5,672,480
10,000	Massachusetts Development Finance Agency, (Dexter School), 5.00%, 5/1/37	10,086,800
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,016,100
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,036,200
4,000	Massachusetts Development Finance Agency, (Boston University), Series P, 6.00%, 5/15/59	4,470,680
10,000	Massachusetts Health and Educational Facilities Authority, (Berklee College), Series A, 5.00%, 10/1/37	10,153,500
1,700	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.125%, 7/15/37	1,774,630
4,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.25%, 7/1/33	4,517,240
3,605	Massachusetts Health and Educational Facilities Authority, (Williams College), 4.50%, 7/1/33	3,533,080
2,000	Massachusetts Industrial Finance Agency, (St. John's High School, Inc.), 5.35%, 6/1/28	2,016,480
		$49,690,140
Electric Utilities — 5.8%
$8,715	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$8,546,103
3,000	Puerto Rico Electric Power Authority, Series N, 0.00%, 7/1/17	1,946,010
13,230	Puerto Rico Electric Power Authority, Series O, 0.00%, 7/1/17	8,581,904
		$19,074,017
Escrowed / Prerefunded — 7.3%
$20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$21,414,400
2,540	Massachusetts Water Resource Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,749,067
		$24,163,467
Hospital — 7.9%
$1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	$1,048,830
1,320	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	1,322,138

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$2,600	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	$2,758,444
6,820	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/29	6,959,401
5,480	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32	5,549,267
35	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.75%, 7/1/32	37,812
9,000	Massachusetts Industrial Finance Agency, (Biomedical Research Corp.), 0.00%, 8/1/09	8,400,240
		$26,076,132
Housing — 5.1%
$2,000	Massachusetts Housing Finance Agency, (AMT), 4.65%, 12/1/36	$1,859,700
10,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	9,519,800
1,350	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	1,345,532
4,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	3,984,440
		$16,709,472
Industrial Development Revenue — 2.1%
$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,181,140
5,170	Virgin Islands Public Finance Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	4,850,236
		$7,031,376
Insured-Education — 12.4%
$2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$2,846,700
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33(3)	5,726,050
8,615	Massachusetts College Building Authority, Series B, (XLCA), 0.00%, 5/1/22	4,481,178
6,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39(4)	6,645,360
5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(5)	6,144,739
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,900,968
5,000	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37(6)	5,161,450
1,000	Massachusetts Development Finance Agency, (Merrimack College), (MBIA), 5.20%, 7/1/32	1,046,700

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$3,120	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/33	$3,394,310
2,460	Massachusetts Health and Educational Facilities Authority, (Worcester City Campus), (FGIC), 5.00%, 10/1/31	2,549,347
		$40,896,802
Insured-Escrowed / Prerefunded — 2.7%
$200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	$214,144
6,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(5)	6,336,940
1,995	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(5)	2,180,375
		$8,731,459
Insured-General Obligations — 0.8%
$560	Ashland, (AMBAC), 4.75%, 5/15/29	$570,198
500	Plymouth, (MBIA), 5.25%, 10/15/20	526,970
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20(5)	1,367,456
		$2,464,624
Insured-Hospital — 0.7%
$2,250	Massachusetts Health and Educational Facilities Authority, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 8.82%, 6/23/22(7)	$2,348,685
		$2,348,685
Insured-Lease Revenue / Certificates of Participation — 3.0%
$7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$7,787,700
1,800	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(5)	1,957,134
		$9,744,834
Insured-Other Revenue — 3.1%
$8,680	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42(5)	$10,324,492
45	Massachusetts Health and Educational Facilities Authority, (Capital Assets), (MBIA), 7.20%, 7/1/09	45,126
		$10,369,618

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 6.1%
$3,395	Martha's Vineyard Land Bank, (AMBAC), 4.25%, 5/1/36	$3,154,430
1,000	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29	1,037,740
4,620	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	4,736,794
2,630	Massachusetts Bay Transportation Authority, Assessment Bonds, Sales Tax Revenue, (MBIA), 4.50%, 7/1/35	2,562,672
7,500	Massachusetts Special Obligation, Dedicated Tax Revenue, (FGIC), 5.50%, 1/1/30	8,622,075
		$20,113,711
Insured-Student Loan — 1.7%
$5,860	Massachusetts Educational Financing Authority, (AMBAC), 4.70%, 1/1/33	$5,586,338
		$5,586,338
Insured-Transportation — 11.9%
$5,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (AMT), 5.00%, 7/1/32	$5,038,050
10,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (AMT), 5.00%, 7/1/38	10,045,300
19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	7,326,020
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	5,675,785
5,825	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	6,501,341
4,320	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(5)	4,783,536
		$39,370,032
Insured-Water and Sewer — 0.5%
$1,625	Massachusetts Water Resource Authority, (MBIA), 5.25%, 12/1/15	$1,755,715
		$1,755,715
Nursing Home — 1.7%
$2,400	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,447,400
3,155	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,218,700
		$5,666,100

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 1.4%
$4,455	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34(5)	$4,699,698
		$4,699,698
Senior Living / Life Care — 1.6%
$1,250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,184,625
415	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	385,709
515	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	462,285
1,545	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/35	1,518,457
1,585	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	1,553,252
		$5,104,328
Solid Waste — 1.0%
$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,327,708
		$3,327,708
Special Tax Revenue — 4.7%
$14,395	Massachusetts Bay Transportation Authority, 0.00%, 7/1/34	$3,591,696
8,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/22	3,944,000
7,690	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	7,973,684
		$15,509,380
Water and Sewer — 6.2%
$8,080	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$8,143,832
3,220	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/25	3,591,781
10,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	8,628,200
		$20,363,813
Total Tax-Exempt Investments (identified cost $328,292,902)		$338,797,449

Short-Term Investments — 4.5%
Principal Amount (000's omitted)	Security	Value
$7,000	Massachusetts Development Finance Agency, (Suffolk University), Variable Rate, 6.00%, 7/1/32(8)	$7,000,000
4,895	Massachusetts Development Finance Agency, (Wentworth Institute), Variable Rate, 6.00%, 10/1/33(8)	4,895,000
3,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), Variable Rate, 3.60%, 11/1/49(8)	3,000,000
Total Short-Term Investments (identified cost $14,895,000)		$14,895,000
Total Investments — 107.3% (identified cost $343,187,902)		$353,692,449
Other Assets, Less Liabilities — (7.3)%		$(24,075,560)
Net Assets — 100.0%		$329,616,889

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 40.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 12.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $5,412,950 or 1.6% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(3)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(6)  When-issued security.

(7)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(8)  Variable rate demand obligation. The stated interest rate represents the rate in effect at September 30, 2007.

See notes to financial statements

Eaton Vance Mississippi Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 103.8%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 2.7%
$250	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$252,647
50	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.79%, 7/1/25(1)(2)	54,367
150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.79%, 7/1/37(1)(2)	156,387
		$463,401
Escrowed / Prerefunded — 10.7%
$2,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	$1,841,375
		$1,841,375
Hospital — 6.3%
$500	Mississippi Hospital Equipment and Facilities Authority, (Baptist Health System), 5.00%, 8/15/29	$492,455
600	Mississippi Hospital Equipment and Facilities Authority, (South Central Regional Medical Center), 5.25%, 12/1/31	595,488
		$1,087,943
Industrial Development Revenue — 4.3%
$200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	$231,760
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	187,287
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	314,754
		$733,801
Insured-Bond Bank — 5.7%
$435	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$436,192
500	Mississippi Development Bank, (Hinds County Public Improvement), (FSA), 5.25%, 10/1/30	552,560
		$988,752
Insured-Education — 7.6%
$750	Jackson State University Educational Building Corp., (FGIC), 5.00%, 3/1/29	$768,607
500	Mississippi State University Educational Building Corp., Facilities Renovation, (MBIA), 5.25%, 8/1/17	550,365
		$1,318,972

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 6.4%
$750	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	$761,565
300	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(3)	338,510
		$1,100,075
Insured-Escrowed / Prerefunded — 7.1%
$250	Mississippi Development Bank, (Waste Water Treatment), (FSA), Prerefunded to 2/1/13, 5.00%, 2/1/28	$266,795
250	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(3)	264,320
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	158,749
500	Southern Mississippi University Educational Building Corp., (AMBAC), Prerefunded to 3/1/11, 5.00%, 3/1/21	527,690
		$1,217,554
Insured-General Obligations — 12.4%
$500	Hinds County, (MBIA), 6.25%, 3/1/11	$542,910
500	Mississippi Development Bank, (FSA), 4.50%, 10/1/36	481,795
500	Mississippi Development Bank, (Gulf Coast College District), (XLCA), 4.25%, 1/1/24	478,705
250	Mississippi, (FSA), 5.25%, 11/1/21(3)	278,970
100	Puerto Rico, (FSA), 5.125%, 7/1/30	104,025
220	Puerto Rico, (FSA), Variable Rate, 7.742%, 7/1/27(1)(2)	256,865
		$2,143,270
Insured-Hospital — 12.3%
$750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	$751,395
455	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12(4)	472,131
610	Mississippi Development Bank, (Covington County Hospital), (AMBAC), 5.00%, 7/1/31	623,188
250	Mississippi Hospital Equipment and Facilities Authority, (Forrest County General Hospital), (FSA), 5.50%, 1/1/27	266,970
		$2,113,684
Insured-Lease Revenue / Certificates of Participation — 3.8%
$600	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(3)	$652,378
		$652,378

See notes to financial statements

Eaton Vance Mississippi Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 1.8%
$150	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36	$148,202
735	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	72,383
135	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	22,283
270	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	42,393
215	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	32,072
		$317,333
Insured-Transportation — 5.6%
$500	Jackson Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	$514,790
250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25	259,610
175	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	195,319
		$969,719
Insured-Water and Sewer — 8.9%
$300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	$314,982
500	Jackson Water and Sewer System, (FSA), 4.75%, 9/1/24	510,410
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	446,340
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	258,033
		$1,529,765
Nursing Home — 1.6%
$290	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$283,374
		$283,374
Other Revenue — 0.7%
$1,200	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$74,556
1,500	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	52,500
		$127,056
Special Tax Revenue — 2.9%
$485	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$502,892
		$502,892

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 3.0%
$250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/28	$261,130
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/31	259,670
		$520,800
Total Tax-Exempt Investments — 103.8% (identified cost $17,231,754)		$17,912,144
Other Assets, Less Liabilities — (3.8)%		$(650,886)
Net Assets — 100.0%		$17,261,258

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 69.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 22.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $467,619 or 2.7% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 110.6%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.9%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23(1)	$4,072,690
		$4,072,690
Education — 16.2%
$3,200	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	$3,096,480
900	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	902,115
500	Hempstead Industrial Development Agency, (Hofstra University Civic Facilities), 4.50%, 7/1/36	469,295
2,110	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	2,109,979
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	9,871,475
2,400	New York Dormitory Authority, (City University), 7.50%, 7/1/10	2,547,600
9,850	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	10,585,992
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19(2)	20,385,895
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	16,045,974
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,225,880
1,085	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/32	1,028,699
2,650	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	2,473,165
		$71,742,549
Electric Utilities — 2.1%
$1,500	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/24	$1,549,200
2,500	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), Variable Rate, 8.854%, 7/1/26(3)	2,643,750
4,900	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	4,978,890
		$9,171,840
Escrowed / Prerefunded — 4.5%
$3,500	Metropolitan Transportation Authority, Prerefunded to 11/15/13, 5.25%, 11/15/32	$3,824,065

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$2,415	New York City, Prerefunded to 12/1/11, 5.375%, 12/1/26	$2,592,068
1,495	New York Dormitory Authority, (City University), Escrowed to Maturity, 7.00%, 7/1/09	1,551,571
2,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	2,168,580
8,905	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.50%, 1/1/17	9,879,296
		$20,015,580
General Obligations — 1.9%
$2,250	New York City, 5.25%, 8/15/26	$2,363,040
5,755	New York City, 5.25%, 9/15/33	5,973,920
		$8,336,960
Health Care-Miscellaneous — 0.2%
$360	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$353,725
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	116,245
70	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series C, 7.50%, 9/1/15	73,974
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	174,367
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	153,232
		$871,543
Hospital — 8.9%
$1,040	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.35%, 11/15/17	$1,078,002
3,170	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.40%, 11/15/29	3,275,054
3,000	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	3,010,560
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,264,747
685	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	714,845
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,541,715
11,490	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28(4)	11,674,491
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,055,340
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,758,305

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	$1,007,590
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,142,250
		$39,522,899
Housing — 5.2%
$3,445	New York City Housing Development Corp., (Linden Boulevard Apartments), Series A, (FNMA), 4.75%, 1/15/39	$3,249,531
10,350	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	10,569,834
3,500	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 4.70%, 11/1/40	3,294,200
5,730	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	5,751,774
		$22,865,339
Industrial Development Revenue — 8.4%
$3,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$3,204,330
7,995	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(4)	8,539,566
6,750	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	7,537,725
3,500	New York City Industrial Development Agency, (American, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	3,859,310
10,500	Onondaga County Industrial Development Agency, (Anheuser-Busch), 4.875%, 7/1/41	10,303,020
1,965	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	2,029,727
1,600	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,662,640
		$37,136,318
Insured-Education — 6.6%
$12,500	New York Dormitory Authority, (New York University), (MBIA), 5.75%, 7/1/27(4)	$14,665,675
4,400	New York Dormitory Authority, (University of Rochester), (AMBAC), 4.25%, 7/1/39	4,119,544
9,205	New York Dormitory Authority, (Yeshiva University), (AMBAC), 5.50%, 7/1/35	10,582,896
		$29,368,115
Insured-Electric Utilities — 2.6%
$5,725	Long Island Power Authority, Electric System Revenue, (MBIA), 4.25%, 5/1/33	$5,383,389

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$6,000	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(4)	$6,064,360
		$11,447,749
Insured-Escrowed / Prerefunded — 5.3%
$15,135	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/09, 5.75%, 7/1/29(4)	$15,858,907
16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	5,860,598
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, Variable Rate, 7.43%, 7/1/29(5)(6)	1,752,705
		$23,472,210
Insured-General Obligations — 0.7%
$700	Jamestown, (AMBAC), 7.10%, 3/15/11	$779,611
675	Jamestown, (AMBAC), 7.10%, 3/15/12	774,549
675	Jamestown, (AMBAC), 7.10%, 3/15/13	789,838
515	Jamestown, (AMBAC), 7.10%, 3/15/14	615,101
		$2,959,099
Insured-Lease Revenue / Certificates of Participation — 4.6%
$16,865	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$16,217,890
1,086	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(4)	1,144,130
3,013	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36(4)	3,234,724
		$20,596,744
Insured-Other Revenue — 5.2%
$4,000	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$4,094,800
11,815	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	11,818,544
5,735	New York City Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	5,614,794
1,500	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,488,150
		$23,016,288
Insured-Solid Waste — 0.7%
$3,015	Islip Resource Recovery Agency, (AMBAC), 6.50%, 7/1/09	$3,054,677
		$3,054,677

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 2.7%
$3,850	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,833,638
7,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,936,630
16,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,442,526
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	976,626
		$12,189,420
Insured-Transportation — 5.3%
$9,000	Metropolitan Transportation Authority, (FGIC), 4.75%, 11/15/37	$9,053,460
3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29(4)	3,610,460
5,170	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	4,805,050
5,500	Puerto Rico Highway and Transportation Authority, Series CC, (FSA), 5.25%, 7/1/32	6,124,855
		$23,593,825
Insured-Water and Sewer — 0.6%
$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,565,369
		$2,565,369
Lease Revenue / Certificates of Participation — 7.2%
$27,940	New York Urban Development Corp., 5.70%, 4/1/20	$31,804,102
		$31,804,102
Other Revenue — 3.8%
$2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$2,008,060
3,770	New York City Industrial Development Agency, (YMCA of Greater New York), 5.00%, 8/1/36	3,787,154
10,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(4)	11,088,945
		$16,884,159
Senior Living / Life Care — 0.8%
$2,670	Glen Cove Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12(7)	$2,420,008
800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	810,504
550	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), 5.00%, 11/1/28	518,183
		$3,748,695

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 3.4%
$10,520	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$10,908,083
50,000	Puerto Rico Sales Tax Financing, Series A, 0.00%, 8/1/56	4,035,500
		$14,943,583
Transportation — 5.4%
$5,500	Metropolitan Transportation Authority, 5.00%, 11/15/35	$5,645,640
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,910,050
7,600	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33(4)	7,422,996
8,050	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	7,836,112
		$23,814,798
Water and Sewer — 7.4%
$3,000	New York City Municipal Water Finance Authority, 4.25%, 6/15/33	$2,816,610
3,250	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	3,185,585
15,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), Series A, 4.50%, 6/15/36	14,702,700
12,420	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), Series B, 4.50%, 6/15/36	12,115,958
		$32,820,853
Total Tax-Exempt Investments — 110.6% (identified cost $469,234,333)		$490,015,404
Other Assets, Less Liabilities — (10.6)%		$(46,775,029)
Net Assets — 100.0%		$443,240,375

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 31.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 12.9% of total investments.

(1)  Security is in bankruptcy but continues to make full interest payments.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $1,752,705 or 0.4% of the Fund's net assets.

(6)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(7)  Security in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 106.3%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.6%
$1,905	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$1,922,945
		$1,922,945
Education — 0.5%
$550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	$662,260
1,055	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/29	1,071,015
		$1,733,275
Electric Utilities — 0.7%
$1,825	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,882,579
125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.79%, 7/1/25(1)(2)	135,919
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.79%, 7/1/37(1)(2)	390,967
		$2,409,465
Escrowed / Prerefunded — 6.7%
$2,000	Highland County, (Joint Township Hospital District), Prerefunded to 12/1/09, 6.75%, 12/1/29	$2,157,240
1,205	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 6.10%, 9/20/16	1,296,002
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 9.55%, 3/20/32	7,855,154
2,500	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), Prerefunded to 10/1/12, 5.50%, 10/1/21	2,716,500
2,000	Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	2,159,180
4,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	4,374,695
1,670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/30	1,822,187
		$22,380,958
General Obligations — 0.2%
$580	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	$581,235
		$581,235

Principal Amount (000's omitted)	Security	Value
Hospital — 5.2%
$1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$1,411,789
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	497,700
2,350	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	2,374,440
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	3,102,030
1,250	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,263,312
2,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/36	1,881,360
2,500	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), Series A, 4.75%, 1/15/46	2,313,750
3,500	Richland County Hospital Facilities, (Medcentral Health Systems), 5.25%, 11/15/36	3,535,175
830	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	874,181
		$17,253,737
Industrial Development Revenue — 4.7%
$3,970	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$3,638,942
2,890	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	2,961,036
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,191,380
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser Busch), (AMT), 6.00%, 7/1/35	4,182,720
825	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	817,888
3,165	Virgin Islands Public Finance Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	2,969,245
		$15,761,211
Insured-Education — 3.0%
$1,000	Miami University, (AMBAC), 3.25%, 9/1/26	$822,720
1,500	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	1,564,365
2,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Authority, (University Plaza), (MBIA), 5.00%, 7/1/33(3)	2,158,625
1,340	University of Akron, (FGIC), 4.75%, 1/1/26	1,363,490
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	4,092,720
		$10,001,920
Insured-Electric Utilities — 9.0%
$2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15	$2,007,280

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$2,000	Hamilton, Electric System Revenue, (FSA), 4.70%, 10/15/25	$2,033,780
13,750	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	13,797,575
5,330	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	5,474,976
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,277,250
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	1,012,225
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,824,665
2,700	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(3)	2,728,962
		$30,156,713
Insured-Escrowed / Prerefunded — 8.7%
$1,500	Amherst School District, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/26	$1,582,740
1,250	Athens City School District, (FSA), Prerefunded to 12/1/10, 6.00%, 12/1/24	1,353,275
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), Prerefunded to 12/1/13, 5.00%, 12/1/31	1,076,560
495	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	506,751
2,390	Hamilton County, Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/10, 5.25%, 12/1/32	2,512,703
2,490	Hamilton County, Sales Tax Revenue, (MBIA), Prerefunded to 6/1/08, 5.00%, 12/1/27	2,539,651
1,475	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	1,612,411
1,815	Little Miami School District, (FSA), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,980,383
3,000	Marysville Exempt Village School District, (School Facilities), (MBIA), Prerefunded to 6/1/15, 5.25%, 12/1/30	3,299,010
1,300	Minerva Local School District, (Classroom Facility), (MBIA), Prerefunded to 12/1/12, 5.30%, 12/1/29	1,405,664
800	Norwalk City School District, (AMBAC), Prerefunded to 12/1/09, 4.75%, 12/1/26	821,320
4,640	Puerto Rico Electric Power Authority, (FGIC), Prerefunded to 7/1/15, 5.00%, 7/1/35	5,058,018
1,000	Springfield City School District, (Clark County), (FGIC), Prerefunded to 12/1/11, 5.20%, 12/1/23	1,080,920
4,000	University of Akron, (FGIC), Prerefunded to 1/1/10, 5.75%, 1/1/29(3)	4,228,300
		$29,057,706

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 37.3%
$2,000	Adams County Local School District, (FSA), 4.25%, 12/1/33	$1,869,440
2,500	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/32	750,000
10,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FGIC), 5.25%, 12/1/29	11,218,100
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/21	1,087,540
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,466,872
1,000	Cleveland, (FGIC), 4.75%, 11/15/27	1,018,920
5,000	Columbus School District, (Classroom Facilities Construction & Improvement), (FSA), 4.25%, 12/1/32	4,687,200
4,000	Fairview Park, (MBIA), 5.00%, 12/1/25	4,186,840
1,000	Gallia County Local School District, (FSA), 4.75%, 12/1/25	1,024,590
3,085	Hamilton City School District, (FSA), 4.25%, 12/1/30	2,895,488
1,120	Hamilton City School District, (FSA), 5.00%, 12/1/18	1,211,493
2,890	Hilliard School District, (MBIA), 5.00%, 12/1/27	3,025,136
6,580	Indian Lake Local School District, (School Facilities Construction), (MBIA), 5.00%, 12/1/34	6,843,200
1,975	Ironton City School District, (MBIA), 4.25%, 12/1/28	1,885,849
4,000	Jackson Local School District, (Stark and Summit County), (XLCA), 4.25%, 12/1/33	3,721,200
1,180	Lake County, (MBIA), 5.00%, 12/1/25	1,232,262
1,965	Lakewood City School District, (FSA), 4.50%, 12/1/26	1,967,279
5,500	Lakota Ohio Local School District, (FSA), 5.00%, 12/1/29	5,722,310
9,605	Maderia City School District, (FSA), 5.25%, 12/1/32	10,721,869
3,505	Mahoning County, (FSA), 5.00%, 12/1/27	3,683,124
1,065	Marysville Exempt Village School District, (FSA), 4.375%, 12/1/29	1,031,133
3,525	Mason City School District, (FSA), 5.25%, 12/1/31	3,931,397
6,870	Olentangy School District, (FSA), 4.50%, 12/1/32	6,735,623
3,695	Olentangy School District, (FSA), 5.00%, 12/1/21	3,917,513
1,000	Orrville City School District, (AMBAC), 5.25%, 12/1/35	1,061,890
1,000	Painesville City School District, (MBIA), 4.75%, 12/1/32	1,005,660
1,620	Painesville City School District, (MBIA), 5.00%, 12/1/24	1,696,804
2,115	Pickerington Local School District, (MBIA), 4.00%, 12/1/26	1,968,409
8,340	Pickerington Local School District, (MBIA), 4.25%, 12/1/34	7,773,047
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), 0.00%, 12/1/16	1,036,530
1,250	South-Western City School District, (FSA), 4.25%, 12/1/26	1,187,700
2,000	Springboro Community City School District, (FSA), 5.25%, 12/1/30	2,234,420
5,000	Springboro Community City School District, (FSA), 5.25%, 12/1/32	5,589,500
2,500	Sugarcreek Local School District, (FSA), 4.25%, 12/1/31	2,322,650
5,000	Trotwood-Madison City School District, (School Improvements), (FSA), 4.50%, 12/1/30	4,925,400
6,705	Westerville City School District, (XLCA), 5.00%, 12/1/27	7,206,199
		$124,842,587

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 3.3%
$1,000	Akron, Bath, Copley, Joint Township Hospital District, (Children's Hospital Medical Center), (FSA), 5.25%, 11/15/25	$1,042,190
5,000	Butler County (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/31	5,131,900
500	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	511,870
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,320,631
2,845	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	2,900,278
		$10,906,869
Insured-Lease Revenue / Certificates of Participation — 0.8%
$1,195	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), 5.00%, 5/1/22	$1,251,452
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), 5.25%, 5/1/21	1,335,175
		$2,586,627
Insured-Special Tax Revenue — 2.4%
$610	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	$632,857
4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,702,700
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,371,150
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	139,181
3,600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27(3)	4,116,276
		$7,962,164
Insured-Transportation — 10.9%
$1,000	Butler County Transportation Improvement District, (XLCA), 4.50%, 12/1/34	$970,030
1,765	Butler County Transportation Improvement District, (XLCA), 4.75%, 12/1/25	1,808,578
5,000	Cleveland Airport, (FSA), 5.00%, 1/1/24	5,223,850
7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24(4)	7,993,370
5,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(3)	5,536,500
2,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/22	2,793,725
6,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32(3)	6,681,690

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$4,765	Puerto Rico Highway and Transportation Authority, Series CC, (FSA), 5.25%, 7/1/32	$5,306,352
		$36,314,095
Insured-Water and Sewer — 2.3%
$1,500	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,474,995
3,500	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/47	3,453,380
1,670	Northeast Ohio Regional Sewer District, Wastewater Revenue, (MBIA), 4.50%, 11/15/37	1,622,405
1,060	Toledo, Waterworks, (MBIA), 5.00%, 11/15/25	1,109,290
		$7,660,070
Nursing Home — 0.4%
$1,195	Cuyahoga County Health Care Facilities, (Maple Care Center), (GNMA), (AMT), 8.00%, 8/20/16	$1,288,007
		$1,288,007
Other Revenue — 2.8%
$9,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(3)	$9,504,810
		$9,504,810
Pooled Loans — 3.6%
$740	Cleveland-Cuyahoga County Port Authority, 5.125%, 5/15/25	$721,922
780	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	772,395
225	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	225,650
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,473,538
570	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	571,756
7,455	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/27(3)	7,937,314
420	Toledo Lucas County, Port Authority Development, 5.125%, 11/15/25	421,361
		$12,123,936
Senior Living / Life Care — 0.0%
$40	Hamilton County Hospital Facilities, (Episcopal Retirement Home), 6.80%, 1/1/08	$40,095
		$40,095

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 1.1%
$2,000	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$2,161,320
1,400	Cuyahoga County, Economic Development, (Shaker Square), 6.75%, 12/1/30	1,537,214
		$3,698,534
Water and Sewer — 2.1%
$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23	$3,030,180
4,000	Cincinnati Water System Authority, 5.00%, 12/1/32	4,173,200
		$7,203,380
Total Tax-Exempt Investments (identified cost $345,917,336)		$355,390,339
Short-Term Investments — 1.3%
Principal Amount (000's omitted)	Security	Value
$4,190	Franklin County, (Children's Hospital), Series A, (FGIC), Variable Rate, 3.93%, 5/1/31(5)	$4,190,000
Total Short-Term Investments (identified cost $4,190,000)		$4,190,000
Total Investments — 107.6% (identified cost $350,107,336)		$359,580,339
Other Assets, Less Liabilities — (7.6)%		$(25,300,611)
Net Assets — 100.0%		$334,279,728

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 73.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 24.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $526,886 or 0.2% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Variable rate demand obligation. The stated interest rate represents the rate in effect at September 30, 2007.

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 104.4%
Principal Amount (000's omitted)	Security	Value
Education — 5.5%
$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$502,420
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	2,110,852
400	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Brown University), 5.00%, 9/1/23	414,092
500	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Salve Regina University), 5.125%, 3/15/32	493,470
		$3,520,834
Electric Utilities — 1.0%
$150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.79%, 7/1/25(1)(2)	$163,102
450	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.79%, 7/1/37(1)(2)	469,161
		$632,263
Escrowed / Prerefunded — 3.5%
$210	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29(3)	$227,135
790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29(3)	854,460
400	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, Variable Rate, 6.01%, 7/1/29(1)(4)	465,268
1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	1,127,970
		$2,674,833
General Obligations — 0.2%
$225	Puerto Rico, 0.00%, 7/1/16	$155,475
		$155,475
Hospital — 0.8%
$500	Rhode Island Health and Educational Building Corp., (Newport Hospital), 5.30%, 7/1/29	$506,870
		$506,870

Principal Amount (000's omitted)	Security	Value
Housing — 3.0%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$901,134
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	983,890
		$1,885,024
Industrial Development Revenue — 3.4%
$1,000	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$997,210
1,250	Virgin Islands Public Finance Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	1,172,687
		$2,169,897
Insured-Education — 14.8%
$2,145	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$2,195,107
900	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	933,606
1,000	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	1,034,830
1,575	Rhode Island Health and Educational Building Corp., (Johnson and Wales University), (MBIA), 5.00%, 4/1/29	1,613,367
1,000	Rhode Island Health and Educational Building Corp., (Providence College), (XLCA), 5.00%, 11/1/24	1,030,370
1,600	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (MBIA), 5.00%, 6/1/31	1,637,968
500	Rhode Island Health and Educational Building Corp., (Roger Williams College), (AMBAC), 5.00%, 11/15/24	515,350
500	Rhode Island Health and Educational Building Corp. (Public Schools), Series B, (AMBAC), 5.00%, 5/15/27	520,725
		$9,481,323
Insured-Electric Utilities — 2.6%
$975	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$632,453
900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(3)	1,015,530
		$1,647,983

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 8.7%
$1,000	North Kingstown, (FGIC), Prerefunded to 10/1/09, 5.875%, 10/1/25(5)	$1,055,700
1,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(3)	1,056,437
230	Rhode Island Depositors Economic Protection Corp., (FSA), Escrowed to Maturity, 5.75%, 8/1/21	268,042
500	Rhode Island Depositors Economic Protection Corp., (MBIA), Escrowed to Maturity, 5.80%, 8/1/09	520,630
1,000	Rhode Island Depositors Economic Protection Corp., (MBIA), Escrowed to Maturity, 5.80%, 8/1/12	1,098,530
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), (AMBAC), Prerefunded to 9/15/10, 5.70%, 9/15/30	1,069,700
500	Rhode Island Health and Educational Building Corp., (University of Rhode Island), (MBIA), Prerefunded to 9/15/09, 5.50%, 9/15/19	523,825
		$5,592,864
Insured-General Obligations — 6.8%
$600	North Kingstown, (FGIC), 5.00%, 10/1/25	$627,990
500	Puerto Rico, (FSA), Variable Rate, 7.742%, 7/1/27(1)(2)	583,785
600	Rhode Island and Providence Plantations, (FSA), 4.75%, 8/1/26	614,106
1,850	Rhode Island and Providence Plantations, (MBIA), 5.00%, 11/15/25	1,946,126
575	Warwick, (AMBAC), 5.00%, 7/15/21	600,352
		$4,372,359
Insured-Hospital — 6.6%
$1,900	Rhode Island Health and Educational Building Corp., (Lifespan), (MBIA), 5.25%, 5/15/26	$1,936,727
2,250	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (FSA), 5.00%, 5/15/32	2,301,322
		$4,238,049
Insured-Housing — 3.7%
$1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.00%, 10/1/48	$966,380
400	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	402,044
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	1,014,440
		$2,382,864

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 2.7%
$680	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/25	$705,187
1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	1,032,520
		$1,737,707
Insured-Pooled Loans — 2.3%
$1,000	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	$974,940
500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	506,980
		$1,481,920
Insured-Solid Waste — 1.2%
$750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	$763,965
		$763,965
Insured-Special Tax Revenue — 8.9%
$2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15	$2,460,655
265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	100,414
1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	509,737
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	383,338
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	678,320
2,145	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	211,240
395	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	65,199
785	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	123,253
630	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	93,977
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,040,400
		$5,666,533
Insured-Transportation — 10.2%
$1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	$1,116,110
1,500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(3)	1,660,950
1,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/33	1,671,660

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,000	Rhode Island Economic Development Corp. (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	$1,030,550
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (CIFG), 5.00%, 7/1/31	1,031,770
		$6,511,040
Insured-Water and Sewer — 6.8%
$2,850	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/27	$2,959,326
1,000	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/28	1,037,020
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	378,385
		$4,374,731
Nursing Home — 4.4%
$500	Rhode Island Health and Educational Building Corp., (Roger Williams Realty), 6.50%, 8/1/29	$528,900
1,275	Rhode Island Health and Educational Building Corp., (Steere House), 5.80%, 7/1/20	1,273,725
1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	1,004,920
		$2,807,545
Other Revenue — 3.5%
$250	Central Falls Detention Facility Revenue, 7.25%, 7/15/35	$275,090
1,545	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(3)	1,631,659
7,125	Tobacco Settlement Financing Corp., 0.00%, 6/1/52	337,440
		$2,244,189
Special Tax Revenue — 3.1%
$1,410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,462,015
500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	534,630
		$1,996,645
Total Tax-Exempt Investments — 104.4% (identified cost $65,163,199)		$66,844,913
Other Assets, Less Liabilities — (4.4)%		$(2,811,572)
Net Assets — 100.0%		$64,033,341

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 72.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 28.1% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $1,681,316 or 2.6% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance West Virginia Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 104.5%
Principal Amount (000's omitted)	Security	Value
Education — 2.4%
$750	Shepherd College Board of Governors, 5.125%, 12/1/33	$758,430
		$758,430
Electric Utilities — 2.3%
$500	Mason County PCR, (Appalachian Power Co.), 5.50%, 10/1/22	$505,090
50	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.79%, 7/1/25(1)(2)	54,367
150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.79%, 7/1/37(1)(2)	156,387
		$715,844
Escrowed / Prerefunded — 12.3%
$2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16	$1,715,175
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,200,598
		$3,915,773
Housing — 6.1%
$800	West Virginia Housing Development Fund, (AMT), 4.625%, 11/1/32	$750,280
1,190	West Virginia Housing Development Fund, Series B, (AMT), 5.10%, 11/1/27	1,200,282
		$1,950,562
Industrial Development Revenue — 3.0%
$1,000	Virgin Islands Public Finance Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	$938,150
		$938,150
Insured-Education — 7.1%
$750	Fairmont College Student Activity Revenue, (FGIC), 5.00%, 6/1/32	$768,967
455	West Virginia Higher Education Interim Governing Board, (Marshall University), (FGIC), 5.00%, 5/1/31	462,676
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	515,815
500	West Virginia University, (FGIC), 4.75%, 10/1/35	502,215
		$2,249,673

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 14.5%
$250	Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT), 5.50%, 4/1/29	$255,272
1,000	Pleasants County PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29(3)	1,027,380
1,800	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(4)	1,819,308
450	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(4)	507,765
1,000	West Virginia Economic Development Authority, (Ohio Power Co.), (AMBAC), (AMT), 4.90%, 6/1/37	979,700
		$4,589,425
Insured-Escrowed / Prerefunded — 1.6%
$500	Harrison County Building Commission, (Maplewood Retirement), (AMBAC), Prerefunded to 4/1/08, 5.25%, 4/1/28	$514,235
		$514,235
Insured-General Obligations — 9.0%
$1,000	Monongalia County Board of Education, (MBIA), 5.00%, 5/1/33	$1,032,590
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	257,033
190	Puerto Rico, (FSA), 5.125%, 7/1/30	197,648
300	Puerto Rico, (FSA), Variable Rate, 7.742%, 7/1/27(1)(2)	350,271
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	1,012,724
		$2,850,266
Insured-Hospital — 5.6%
$500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	$522,865
1,200	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,253,412
		$1,776,277
Insured-Lease Revenue / Certificates of Participation — 3.2%
$500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	$518,985
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	513,055
		$1,032,040

See notes to financial statements

Eaton Vance West Virginia Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 5.1%
$3,780	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$1,352,144
1,225	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	120,638
225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	37,139
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	69,869
355	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	52,955
		$1,632,745
Insured-Transportation — 3.5%
$750	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(4)	$830,475
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	277,130
		$1,107,605
Insured-Water and Sewer — 20.8%
$500	Crab Orchard-MacArthur, Public Service District Sewer System, (AMBAC), 5.50%, 10/1/25	$505,745
500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	512,730
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	775,058
500	West Virginia Water Development Authority, (Loan Program II), (AMBAC), 5.00%, 11/1/33	514,405
500	West Virginia Water Development Authority, (Loan Program II), (FGIC), 5.00%, 11/1/33	516,335
500	West Virginia Water Development Authority, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	521,855
500	West Virginia Water Development Authority, (Loan Program IV), (AMBAC), 4.75%, 11/1/35	500,810
750	West Virginia Water Development Authority, (Loan Program IV), (FSA), 5.00%, 11/1/44	768,263
1,000	West Virginia Water Development Authority, (West Virginia Infrastructure Jobs Program), (FSA), 4.75%, 10/1/45	995,630
1,000	Wheeling Waterworks and Sewer System, (FSA), 4.75%, 6/1/36	1,000,990
		$6,611,821
Lease Revenue / Certificates of Participation — 1.3%
$400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	$408,068
		$408,068
Senior Living / Life Care — 0.9%
$300	West Virginia Economic Development Authority, (Edgewood Summit, Inc.), 5.50%, 11/1/29	$289,215
		$289,215

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 5.8%
$815	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$845,065
12,500	Puerto Rico Sales Tax Financing, Series A, 0.00%, 8/1/56	1,008,875
		$1,853,940
Total Tax-Exempt Investments — 104.5% (identified cost $32,294,466)		$33,194,069
Other Assets, Less Liabilities — (4.5)%		$(1,441,741)
Net Assets — 100.0%		$31,752,328

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 67.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 22.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $561,025 or 1.8% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of September 30, 2007

	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
Assets
Investments —
Identified cost	$283,357,690	$260,250,333	$343,187,902	$17,231,754
Unrealized appreciation	14,836,162	15,788,600	10,504,547	680,390
Investments, at value	$298,193,852	$276,038,933	$353,692,449	$17,912,144
Cash	$450,389	$732,956	$1,548,694	$136,341
Receivable for investments sold	—	80,000	—	—
Receivable for Fund shares sold	22,250	88,768	384,981	2,683
Interest receivable	3,497,946	4,912,617	4,007,541	211,119
Receivable for open interest rate swap contracts	84,913	83,861	94,256	17,560
Other assets	—	—	—	2,815
Total assets	$302,249,350	$281,937,135	$359,727,921	$18,282,662
Liabilities
Payable for floating rate notes issued	$23,875,000	$37,745,000	$22,606,500	$930,000
Interest expense and fees payable	238,592	731,721	245,573	10,773
Payable for Fund shares redeemed	468,467	413,389	535,026	2,999
Dividends payable	378,161	385,458	456,612	25,336
Payable for open interest rate swap contracts	30,584	27,437	34,142	1,642
Payable for closed interest rate swap contracts	624,574	602,107	700,961	—
Payable for when-issued securities	—	—	5,111,900	—
Payable to affiliate for investment advisory fee	102,246	84,340	114,522	2,129
Payable to affiliate for distribution and service fees	178,013	140,770	183,419	10,216
Accrued expenses	89,854	111,972	122,377	38,309
Total liabilities	$25,985,491	$40,242,194	$30,111,032	$1,021,404
Net Assets	$276,263,859	$241,694,941	$329,616,889	$17,261,258
Sources of Net Assets
Paid-in capital	$260,155,064	$228,704,994	$323,826,630	$16,609,250
Accumulated net realized gain (loss) (computed on the basis of identified cost)	1,244,140	(4,169,620)	(4,701,874)	(22,708)
Accumulated undistributed (distributions in excess of) net investment income	(133,791)	1,203,386	(368,771)	(24,674)
Net unrealized appreciation (computed on the basis of identified cost)	14,998,446	15,956,181	10,860,904	699,390
Net Assets	$276,263,859	$241,694,941	$329,616,889	$17,261,258
Class A Shares
Net Assets	$261,253,931	$212,897,844	$254,365,700	$14,635,340
Shares Outstanding	24,609,589	20,113,986	26,789,728	1,533,493
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.62	$10.58	$9.49	$9.54
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$11.15	$11.11	$9.96	$10.02
Class B Shares
Net Assets	$3,545,330	$25,845,435	$40,937,597	$2,625,918
Shares Outstanding	361,258	2,382,666	4,311,415	269,047
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.81	$10.85	$9.50	$9.76
Class C Shares
Net Assets	$11,464,598	$2,951,662	$17,583,316	$—
Shares Outstanding	1,168,111	272,072	1,851,515	—
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.81	$10.85	$9.50	$—
Class I Shares
Net Assets	$—	$—	$16,730,276	$—
Shares Outstanding	—	—	1,762,348	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$—	$—	$9.49	$—
On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of September 30, 2007

	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Assets
Investments —
Identified cost	$469,234,333	$350,107,336	$65,163,199	$32,294,466
Unrealized appreciation	20,781,071	9,473,003	1,681,714	899,603
Investments, at value	$490,015,404	$359,580,339	$66,844,913	$33,194,069
Cash	$684,503	$2,582,732	$351,114	$305,230
Receivable for investments sold	—	246,042	—	—
Receivable for Fund shares sold	584,266	1,196,181	131,006	22,589
Interest receivable	7,202,946	5,232,880	913,553	469,645
Receivable for open interest rate swap contracts	455,123	24,309	19,618	10,269
Other assets	56,296	—	—	—
Total assets	$498,998,538	$368,862,483	$68,260,204	$34,001,802
Liabilities
Payable for floating rate notes issued	$52,363,000	$27,120,000	$3,795,000	$2,000,000
Interest expense and fees payable	682,619	364,300	28,296	20,191
Payable for investments purchased	—	5,344,150	—	—
Payable for Fund shares redeemed	509,611	676,449	58,666	41,327
Dividends payable	575,542	413,981	86,947	39,484
Payable for closed interest rate swap contracts	1,048,446	257,618	143,787	74,889
Payable for open interest rate swap contracts	48,716	—	6,911	3,489
Payable to affiliate for investment advisory fee	157,361	112,716	16,173	5,324
Payable to affiliate for distribution and service fees	237,510	189,092	41,715	19,806
Accrued expenses	135,358	104,449	49,368	44,964
Total liabilities	$55,758,163	$34,582,755	$4,226,863	$2,249,474
Net Assets	$443,240,375	$334,279,728	$64,033,341	$31,752,328
Sources of Net Assets
Paid-in capital	$422,321,192	$333,972,182	$62,724,911	$31,354,720
Accumulated net realized loss (computed on the basis of identified cost)	(196,553)	(8,806,338)	(341,906)	(484,034)
Accumulated distributions in excess of net investment income	(283,631)	(343,891)	(60,671)	(37,180)
Net unrealized appreciation (computed on the basis of identified cost)	21,399,367	9,457,775	1,711,007	918,822
Net Assets	$443,240,375	$334,279,728	$64,033,341	$31,752,328
Class A Shares
Net Assets	$400,671,136	$274,850,128	$46,763,863	$25,703,311
Shares Outstanding	38,526,923	29,741,648	4,849,374	2,653,406
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.40	$9.24	$9.64	$9.69
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$10.92	$9.70	$10.12	$10.17
Class B Shares
Net Assets	$11,438,661	$28,625,536	$13,988,954	$6,049,017
Shares Outstanding	1,098,001	3,099,063	1,418,062	612,687
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.42	$9.24	$9.86	$9.87
Class C Shares
Net Assets	$31,130,578	$30,804,064	$3,280,524	$—
Shares Outstanding	2,992,368	3,335,311	332,368	—
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.40	$9.24	$9.87	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 2007

	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
Investment Income
Interest	$14,266,048	$14,864,113	$16,289,438	$978,539
Total investment income	$14,266,048	$14,864,113	$16,289,438	$978,539
Expenses
Investment adviser fee	$1,198,210	$1,073,101	$1,246,654	$27,854
Trustees' fees and expenses	15,754	16,770	17,970	185
Distribution and service fees
Class A	633,506	443,613	450,062	29,916
Class B	39,783	291,585	426,026	33,368
Class C	83,792	17,106	106,997	—
Legal and accounting services	70,766	72,913	70,715	36,936
Printing and postage	22,604	24,375	29,379	5,292
Custodian fee	134,381	151,821	178,104	26,909
Interest expense and fees	874,621	1,403,744	1,381,663	47,165
Transfer and dividend disbursing agent fees	93,345	103,775	118,963	9,444
Registration fees	3,438	13,038	15,974	1,005
Miscellaneous	43,270	40,979	33,505	9,676
Total expenses	$3,213,470	$3,652,820	$4,076,012	$227,750
Deduct —
Reduction of custodian fee	$69,406	$18,213	$49,226	$4,805
Allocation of expenses to investment adviser	5,358	5,358	6,611	3,687
Total expense reductions	$74,764	$23,571	$55,837	$8,492
Net expenses	$3,138,706	$3,629,249	$4,020,175	$219,258
Net investment income	$11,127,342	$11,234,864	$12,269,263	$759,281
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$1,034,353	$1,891,770	$1,084,834	$123,805
Financial futures contracts	71,301	143,162	(1,669,125)	4,298
Interest rate swap contracts	(1,099,149)	(985,054)	(1,242,034)	(65,549)
Net realized gain (loss)	$6,505	$1,049,878	$(1,826,325)	$62,554
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(8,757,178)	$(8,012,352)	$(11,577,041)	$(438,440)
Financial futures contracts	1,110,595	1,181,981	1,873,238	53,867
Interest rate swap contracts	54,329	56,424	60,114	26,365
Net change in unrealized appreciation (depreciation)	$(7,592,254)	$(6,773,947)	$(9,643,689)	$(358,208)
Net realized and unrealized loss	$(7,585,749)	$(5,724,069)	$(11,470,014)	$(295,654)
Net increase in net assets from operations	$3,541,593	$5,510,795	$799,249	$463,627

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 2007

	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Investment Income
Interest	$24,677,291	$14,672,773	$3,257,767	$1,585,286
Total investment income	$24,677,291	$14,672,773	$3,257,767	$1,585,286
Expenses
Investment adviser fee	$1,901,120	$1,182,720	$185,604	$63,083
Trustees' fees and expenses	21,200	15,754	7,170	1,845
Distribution and service fees
Class A	811,049	465,766	86,847	49,719
Class B	103,229	295,917	153,807	61,602
Class C	216,903	199,363	18,820	—
Legal and accounting services	80,050	53,536	46,937	38,376
Printing and postage	40,684	32,490	8,669	6,883
Custodian fee	205,806	165,607	44,812	32,367
Interest expense and fees	2,097,226	895,562	245,475	77,755
Transfer and dividend disbursing agent fees	183,650	135,721	27,403	17,157
Registration fees	5,105	12,191	1,254	3,023
Miscellaneous	66,841	33,051	15,345	12,528
Total expenses	$5,732,863	$3,487,678	$842,143	$364,338
Deduct —
Reduction of custodian fee	$59,116	$87,491	$30,402	$10,743
Allocation of expenses to investment adviser	7,863	4,523	5,358	3,688
Total expense reductions	$66,979	$92,014	$35,760	$14,431
Net expenses	$5,665,884	$3,395,664	$806,383	$349,907
Net investment income	$19,011,407	$11,277,109	$2,451,384	$1,235,379
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$464,947	$266,678	$339,251	$351,642
Financial futures contracts	(911,943)	(169,264)	21,074	(7,521)
Interest rate swap contracts	(2,734,646)	(38,279)	(249,344)	(127,805)
Net realized gain (loss)	$(3,181,642)	$59,135	$110,981	$216,316
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(12,930,006)	$(7,108,322)	$(1,868,980)	$(1,014,737)
Financial futures contracts	2,378,695	94,375	290,846	172,424
Interest rate swap contracts	615,338	24,309	12,707	6,780
Net change in unrealized appreciation (depreciation)	$(9,935,973)	$(6,989,638)	$(1,565,427)	$(835,533)
Net realized and unrealized loss	$(13,117,615)	$(6,930,503)	$(1,454,446)	$(619,217)
Net increase in net assets from operations	$5,893,792	$4,346,606	$996,938	$616,162

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2007

Increase (Decrease) in Net Assets	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
From operations —
Net investment income	$11,127,342	$11,234,864	$12,269,263	$759,281
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	6,505	1,049,878	(1,826,325)	62,554
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(7,592,254)	(6,773,947)	(9,643,689)	(358,208)
Net increase in net assets from operations	$3,541,593	$5,510,795	$799,249	$463,627
Distributions to shareholders —
From net investment income
Class A	$(10,752,456)	$(9,892,502)	$(9,655,558)	$(628,731)
Class B	(139,379)	(1,137,775)	(1,592,447)	(121,144)
Class C	(291,031)	(66,730)	(393,866)	—
Class I	—	—	(703,704)	—
From net realized gain
Class A	(3,830,123)	—	—	—
Class B	(70,687)	—	—	—
Class C	(112,357)	—	—	—
Total distributions to shareholders	$(15,196,033)	$(11,097,007)	$(12,345,575)	$(749,875)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$68,842,124	$22,292,525	$103,672,116	$1,728,072
Class B	809,294	851,620	2,051,364	157,031
Class C	7,725,735	2,693,182	16,773,647	—
Class I	—	—	5,509,026	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,872,948	5,717,536	5,578,575	313,821
Class B	114,296	509,741	872,130	60,929
Class C	269,209	35,217	311,249	—
Class I	—	—	235,829	—
Cost of shares redeemed
Class A	(39,036,247)	(36,483,021)	(46,985,170)	(3,290,329)
Class B	(1,231,031)	(6,589,466)	(6,168,857)	(653,035)
Class C	(1,089,114)	(366,929)	(1,704,313)	—
Class I	—	—	(1,605,947)	—
Net asset value of shares exchanged Class A	57,762	4,295,445	3,211,515	968,803
Class B	(57,762)	(4,295,445)	(3,211,515)	(968,803)
Net increase (decrease) in net assets from Fund share transactions	$45,277,214	$(11,339,595)	$78,539,649	$(1,683,511)
Net increase (decrease) in net assets	$33,622,774	$(16,925,807)	$66,993,323	$(1,969,759)
Net Assets
At beginning of year	$242,641,085	$258,620,748	$262,623,566	$19,231,017
At end of year	$276,263,859	$241,694,941	$329,616,889	$17,261,258
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(133,791)	$1,203,386	$(368,771)	$(24,674)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2007

Increase (Decrease) in Net Assets	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
From operations —
Net investment income	$19,011,407	$11,277,109	$2,451,384	$1,235,379
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(3,181,642)	59,135	110,981	216,316
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(9,935,973)	(6,989,638)	(1,565,427)	(835,533)
Net increase in net assets from operations	$5,893,792	$4,346,606	$996,938	$616,162
Distributions to shareholders —
From net investment income
Class A	$(17,487,881)	$(9,757,050)	$(1,801,325)	$(1,014,607)
Class B	(385,335)	(1,078,423)	(552,760)	(216,052)
Class C	(806,831)	(710,718)	(66,047)	—
From net realized gain
Class A	(1,982,516)	—	—	—
Class B	(52,351)	—	—	—
Class C	(90,494)	—	—	—
Total distributions to shareholders	$(20,805,408)	$(11,546,191)	$(2,420,132)	$(1,230,659)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$63,737,160	$115,781,671	$10,575,470	$5,313,235
Class B	3,819,176	3,632,785	830,770	205,869
Class C	21,240,503	25,568,762	2,981,442	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	12,340,891	5,860,186	1,024,106	624,413
Class B	262,890	591,771	341,201	134,979
Class C	580,446	447,894	34,387	—
Cost of shares redeemed
Class A	(55,937,002)	(27,447,237)	(5,935,326)	(2,977,867)
Class B	(1,051,209)	(3,594,864)	(2,578,607)	(747,361)
Class C	(3,696,268)	(2,886,677)	(100,177)	—
Net asset value of shares exchanged Class A	707,926	3,825,140	2,830,959	435,798
Class B	(707,926)	(3,825,140)	(2,830,959)	(435,798)
Net increase in net assets from Fund share transactions	$41,296,587	$117,954,291	$7,173,266	$2,553,268
Net increase in net assets	$26,384,971	$110,754,706	$5,750,072	$1,938,771
Net Assets
At beginning of year	$416,855,404	$223,525,022	$58,283,269	$29,813,557
At end of year	$443,240,375	$334,279,728	$64,033,341	$31,752,328
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(283,613)	$(343,891)	$(60,671)	$(37,180)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
From operations —
Net investment income	$10,182,311	$11,103,022	$10,315,447	$781,245
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	9,128,146	5,765,096	3,171,135	268,636
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(5,240,660)	(1,585,810)	1,497,408	(119,212)
Net increase in net assets from operations	$14,069,797	$15,282,308	$14,983,990	$930,669
Distributions to shareholders —
From net investment income
Class A	$(9,972,724)	$(9,441,249)	$(7,721,439)	$(603,656)
Class B	(139,318)	(1,502,836)	(1,948,881)	(168,393)
Class C	(103,771)	(5,141)	(14,478)	—
Class I	—	—	(606,426)	—
Total distributions to shareholders	$(10,215,813)	$(10,949,226)	$(10,291,224)	$(772,049)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$32,034,321	$49,480,953	$57,658,956	$3,408,757
Class B	1,316,847	2,264,945	2,492,023	84,085
Class C	3,582,123	668,884	2,868,575	—
Class I	—	—	2,067,997	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,475,667	5,159,159	3,939,179	266,225
Class B	69,404	687,930	1,062,806	83,618
Class C	78,530	1,510	8,412	—
Class I	—	—	165,578	—
Cost of shares redeemed
Class A	(31,262,512)	(36,823,235)	(27,591,007)	(1,943,071)
Class B	(894,048)	(5,492,148)	(6,467,954)	(1,019,558)
Class C	(520,843)	(35,224)	(102,038)	—
Class I	—	—	(962,093)	—
Net asset value of shares exchanged
Class A	120,123	4,169,418	3,703,637	394,330
Class B	(120,123)	(4,169,418)	(3,703,637)	(394,330)
Net increase in net assets from Fund share transactions	$9,879,489	$15,912,774	$35,140,434	$880,056
Net increase in net assets	$13,733,473	$20,245,856	$39,833,200	$1,038,676
Net Assets
At beginning of year	$228,907,612	$238,374,892	$222,790,366	$18,192,341
At end of year	$242,641,085	$258,620,748	$262,623,566	$19,231,017
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(49,064)	$1,137,179	$(231,223)	$(34,477)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
From operations —
Net investment income	$16,996,252	$8,384,944	$2,134,162	$1,194,306
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	6,445,728	821,216	1,005,639	452,871
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(102,096)	2,381,174	(436,979)	(119,598)
Net increase in net assets from operations	$23,339,884	$11,587,334	$2,702,822	$1,527,579
Distributions to shareholders —
From net investment income
Class A	$(16,267,428)	$(7,143,933)	$(1,408,995)	$(905,143)
Class B	(292,649)	(1,268,140)	(748,975)	(257,946)
Class C	(327,193)	(77,302)	(2,882)	—
From net realized gain
Class A	(4,001,915)	—	—	—
Class B	(80,541)	—	—	—
Class C	(70,625)	—	—	—
Total distributions to shareholders	$(21,040,351)	$(8,489,375)	$(2,160,852)	$(1,163,089)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$67,952,820	$49,124,730	$10,055,904	$2,552,239
Class B	4,152,878	3,508,789	866,449	143,069
Class C	10,165,692	8,494,045	422,979	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	13,458,930	4,082,432	692,472	535,565
Class B	229,042	653,183	458,469	152,214
Class C	245,516	50,258	1,800	—
Cost of shares redeemed
Class A	(47,717,026)	(15,301,626)	(3,654,953)	(2,451,138)
Class B	(1,078,139)	(4,416,758)	(3,640,347)	(1,018,300)
Class C	(1,396,835)	(379,377)	—	—
Net asset value of shares exchanged
Class A	88,818	1,913,051	2,091,173	641,204
Class B	(88,818)	(1,913,051)	(2,091,173)	(641,204)
Net increase (decrease) in net assets from Fund share transactions	$46,012,878	$45,815,676	$5,202,773	$(86,351)
Net increase in net assets	$48,312,411	$48,913,635	$5,744,743	$278,139
Net Assets
At beginning of year	$368,542,993	$174,611,387	$52,538,526	$29,535,418
At end of year	$416,855,404	$223,525,022	$58,283,269	$29,813,557
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(430,446)	$(141,004)	$(80,627)	$(23,512)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Cash Flows

For the Year Ended September 30, 2007

Cash flows from operating activities	Florida Fund	Massachusetts Fund	New York Fund
Net increase in net assets from operations	$5,510,795	$799,249	$5,893,792
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(53,609,907)	(268,529,058)	(202,831,864)
Investments sold	63,553,190	211,963,979	169,799,112
Increase in short-term investments	—	(14,895,000)	—
Net amortization of premium (discount)	(1,473,054)	(2,009,931)	(1,083,997)
Increase in interest receivable	(19,279)	(617,085)	(715,095)
Increase in receivable for investments sold	(50,000)	—	—
Increase in receivable for open interest rate swap contracts	(83,861)	(94,256)	(455,123)
Increase in other assets	—	—	(56,296)
Increase (decrease) in payable for open interest rate swaps contracts	27,437	34,142	(160,215)
Increase in payable for closed interest rate swap contracts	602,107	700,961	1,048,446
Increase (decrease) in payable to affiliate for investment advisory fee	(5,606)	25,145	11,093
Increase (decrease) in payable to affiliate for distribution and service fees	(11,716)	30,699	24,566
Increase (decrease) in payable for when-issued securities	(1,504,440)	5,111,900	(6,500,000)
Increase (decrease) in accrued expenses	(5,529)	9,917	(12,019)
Increase (decrease) in interest expense and fees payable	248,794	(40,393)	92,255
Net change in unrealized (appreciation) depreciation on investments	8,012,352	11,577,041	12,930,006
Net realized (gain) loss on investments	(1,891,770)	(1,084,834)	(464,947)
Net cash provided by (used in) operating activities	19,299,513	(57,017,524)	(22,480,286)
Cash flows from financing activities
Proceeds from shares sold	$26,158,133	$128,441,326	$91,093,935
Shares redeemed	(43,422,840)	(56,223,514)	(60,694,900)
Cash distributions paid net of reinvestments	(4,849,709)	(5,342,085)	(7,598,869)
Decrease in demand note payable	(300,000)	—	—
Proceeds from secured borrowings	5,000,000	30,200,000	2,400,000
Repayment of secured borrowings	(1,250,000)	(38,850,000)	(3,025,000)
Net cash provided by (used in) financing activities	$(18,664,416)	$58,225,727	$22,175,166
Net increase (decrease) in cash	$635,097	$1,208,203	$(305,120)
Cash at beginning of year	$97,859	$340,491	$989,623
Cash at end of year	$732,956	$1,548,694	$684,503
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of :	$6,262,494	$6,997,783	$13,184,227

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class A
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$11.080		$10.900	$10.860		$10.920		$11.250
Income (loss) from operations
Net investment income	$0.458		$0.486	$0.515		$0.548		$0.542
Net realized and unrealized gain (loss)	(0.280)		0.181	0.037		(0.078)		(0.342)
Total income from operations	$0.178		$0.667	$0.552		$0.470		$0.200
Less distributions
From net investment income	$(0.462)		$(0.487)	$(0.512)		$(0.530)		$(0.530)
From net realized gain	(0.176)		—	—		—		—
Total distributions	$(0.638)		$(0.487)	$(0.512)		$(0.530)		$(0.530)
Net asset value — End of year	$10.620		$11.080	$10.900		$10.860		$10.920
Total Return(2)	1.61%		6.28%	5.18%		4.42%		1.89%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$261,254		$233,618	$223,528		$227,878		$34,753
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.84	%(3)	0.86%	0.88	%(4)	0.90	%(4)	0.88	%(4)
Interest and fee expense(5)	0.33%		0.37%	0.23	%(4)	0.15	%(4)	0.12	%(4)
Total expenses before custodian fee reduction	1.17	%(3)	1.23%	1.11	%(4)	1.05	%(4)	1.00	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.82	%(3)	0.85%	0.87	%(4)	0.90	%(4)	0.87	%(4)
Net investment income	4.22%		4.45%	4.71%		5.09%		4.97%
Portfolio Turnover of the Portfolio(6)	—		—	—		18%		21%
Portfolio Turnover of the Fund	41%		30%	23%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class B
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.260		$10.090	$10.060		$10.110		$10.400
Income (loss) from operations
Net investment income	$0.350		$0.374	$0.399		$0.483		$0.481
Net realized and unrealized gain (loss)	(0.273)		0.171	0.030		(0.083)		(0.317)
Total income from operations	$0.077		$0.545	$0.429		$0.400		$0.164
Less distributions
From net investment income	$(0.351)		$(0.375)	$(0.399)		$(0.455)		$(0.459)
From net realized gain	(0.176)		—	—		—		—
Total distributions	$(0.527)		$(0.375)	$(0.399)		$(0.455)		$(0.459)
Contingent deferred sales charges	$—		$—	$—		$0.005		$0.005
Net asset value — End of year	$9.810		$10.260	$10.090		$10.060		$10.110
Total Return(2)	0.73%		5.52%	4.50	%(3)	4.14%		1.73%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$3,545		$4,090	$3,655		$1,983		$212,145
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.59	%(4)	1.61%	1.63	%(5)	1.10	%(5)	1.09	%(5)
Interest and fee expense(6)	0.33%		0.37%	0.23	%(5)	0.15	%(5)	0.12	%(5)
Total expenses before custodian fee reduction	1.92	%(4)	1.98%	1.86	%(5)	1.25	%(5)	1.21	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.57	%(4)	1.60%	1.62	%(5)	1.10	%(5)	1.08	%(5)
Net investment income	3.48%		3.70%	3.94%		4.75%		4.79%
Portfolio Turnover of the Portfolio(7)	—		—	—		18%		21%
Portfolio Turnover of the Fund	41%		30%	23%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class C
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)(2)
Net asset value — Beginning of year	$10.250		$10.090	$10.060		$10.000
Income (loss) from operations
Net investment income	$0.348		$0.366	$0.384		$0.033
Net realized and unrealized gain (loss)	(0.261)		0.169	0.045		0.062
Total income from operations	$0.087		$0.535	$0.429		$0.095
Less distributions
From net investment income	$(0.351)		$(0.375)	$(0.399)		$(0.035)
From net realized gain	(0.176)		—	—		—
Total distributions	$(0.527)		$(0.375)	$(0.399)		$(0.035)
Net asset value — End of year	$9.810		$10.250	$10.090		$10.060
Total Return(3)	0.83%		5.42%	4.42	%(4)	0.86	%(10)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$11,465		$4,933	$1,725		$96
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.59	%(5)	1.61%	1.63	%(6)	1.65	%(6)(7)
Interest and fee expense(8)	0.33%		0.37%	0.23	%(6)	0.15	%(6)(7)
Total expenses before custodian fee reduction	1.92	%(5)	1.98%	1.86	%(6)	1.80	%(6)(7)
Expenses after custodian fee reduction excluding interest and fees	1.57	%(5)	1.60%	1.62	%(6)	1.65	%(6)(7)
Net investment income	3.49%		3.62%	3.78%		4.24	%(7)
Portfolio Turnover of the Portfolio(9)	—		—	—		18%
Portfolio Turnover of the Fund	41%		30%	23%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, August 31, 2004 to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Total return reflects an increase of 0.09% due to a change in the timing of the payment and reinvestment of distributions.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(10)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund — Class A
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.820		$10.640	$10.580		$10.680		$10.940
Income (loss) from operations
Net investment income	$0.486		$0.490	$0.506		$0.536		$0.548
Net realized and unrealized gain (loss)	(0.246)		0.174	0.065		(0.098)		(0.259)
Total income from operations	$0.240		$0.664	$0.571		$0.438		$0.289
Less distributions
From net investment income	$(0.480)		$(0.484)	$(0.511)		$(0.538)		$(0.549)
Total distributions	$(0.480)		$(0.484)	$(0.511)		$(0.538)		$(0.549)
Net asset value — End of year	$10.580		$10.820	$10.640		$10.580		$10.680
Total Return(2)	2.23%		6.40%	5.50%		4.18%		2.76%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$212,898		$222,008	$196,300		$193,379		$25,996
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.79	%(3)	0.79%	0.82	%(4)	0.82	%(4)	0.79	%(4)
Interest and fee expense(5)	0.55%		0.44%	0.26	%(4)	0.13	%(4)	0.20	%(4)
Total expenses before custodian fee reduction	1.34	%(3)	1.23%	1.08	%(4)	0.95	%(4)	0.99	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.78	%(3)	0.78%	0.81	%(4)	0.82	%(4)	0.78	%(4)
Net investment income	4.51%		4.59%	4.75%		5.09%		5.12%
Portfolio Turnover of the Portfolio(6)	—		—	—		9%		23%
Portfolio Turnover of the Fund	19%		42%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund — Class B
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$11.090		$10.910	$10.840		$10.950		$11.220
Income (loss) from operations
Net investment income	$0.416		$0.421	$0.437		$0.469		$0.482
Net realized and unrealized gain (loss)	(0.247)		0.172	0.075		(0.110)		(0.272)
Total income from operations	$0.169		$0.593	$0.512		$0.359		$0.210
Less distributions
From net investment income	$(0.409)		$(0.413)	$(0.442)		$(0.469)		$(0.480)
Total distributions	$(0.409)		$(0.413)	$(0.422)		$(0.469)		$(0.480)
Net asset value — End of year	$10.850		$11.090	$10.910		$10.840		$10.950
Total Return(2)	1.53%		5.55%	4.98	%(3)	3.34%		1.93%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$25,845		$35,969	$42,074		$51,162		$236,914
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.54	%(4)	1.54%	1.57	%(5)	1.57	%(5)	1.54	%(5)
Interest and fee expense(6)	0.55%		0.44%	0.26	%(5)	0.13	%(5)	0.20	%(5)
Total expenses before custodian fee reduction	2.09	%(4)	1.98%	1.83	%(5)	1.70	%(5)	1.74	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(4)	1.53%	1.56	%(5)	1.57	%(5)	1.53	%(5)
Net investment income	3.76%		3.85%	4.01%		4.26%		4.39%
Portfolio Turnover of the Portfolio(7)	—		—	—		9%		23%
Portfolio Turnover of the Fund	19%		42%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund — Class C
	Year Ended September 30,
	2007(1)		2006(1)(2)
Net asset value — Beginning of year	$11.080		$10.970
Income (loss) from operations
Net investment income	$0.416		$0.215
Net realized and unrealized gain (loss)	(0.237)		0.118
Total income from operations	$0.179		$0.333
Less distributions
From net investment income	$(0.409)		$(0.223)
Total distributions	$(0.409)		$(0.223)
Net asset value — End of year	$10.850		$11.080
Total Return(3)	1.62%		3.08	%(8)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$2,952		$643
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.54	%(4)	1.54	%(5)
Interest and fee expense(6)	0.55%		0.44	%(5)
Total expenses before custodian fee reduction	2.09	%(4)	1.98	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(4)	1.53	%(5)
Net investment income	3.78%		3.53	%(5)
Portfolio Turnover of the Fund	19%		42	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 13, 2006 to September 30, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)  For the year ended September 30, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class A
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.850		$9.670	$9.660		$9.680		$9.850
Income (loss) from operations
Net investment income	$0.415		$0.432	$0.449		$0.484		$0.492
Net realized and unrealized gain (loss)	(0.356)		0.180	0.017		(0.020)		(0.180)
Total income from operations	$0.059		$0.612	$0.466		$0.464		$0.312
Less distributions
From net investment income	$(0.419)		$(0.432)	$(0.456)		$(0.484)		$(0.482)
Total distributions	$(0.419)		$(0.432)	$(0.456)		$(0.484)		$(0.482)
Net asset value — End of year	$9.490		$9.850	$9.670		$9.660		$9.680
Total Return(2)	0.57%		6.51%	4.90%		4.92%		3.29%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$254,366		$197,580	$156,382		$143,086		$41,413
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(3)	0.79%	0.79	%(3)(4)	0.81	%(4)	0.81	%(4)
Interest and fee expense(5)	0.47%		0.42%	0.28	%(4)	0.11	%(4)	0.10	%(4)
Total expenses before custodian fee reduction	1.24	%(3)	1.21%	1.07	%(3)(4)	0.92	%(4)	0.91	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.76	%(3)	0.77%	0.78	%(3)(4)	0.81	%(4)	0.80	%(4)
Net investment income	4.26%		4.48%	4.62%		5.05%		5.09%
Portfolio Turnover of the Portfolio(6)	—		—	—		27%		16%
Portfolio Turnover of the Fund	65%		28%	15%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses or reduced its investment adviser fee (equal to less than 0.005% of average daily net assets for the years ended September 30, 2007 and 2005). Absent this allocation or reduction, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class B
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.850		$9.670	$9.650		$9.680		$9.860
Income (loss) from operations
Net investment income	$0.343		$0.362	$0.378		$0.414		$0.421
Net realized and unrealized gain (loss)	(0.347)		0.179	0.026		(0.031)		(0.188)
Total income (loss) from operations	$(0.004)		$0.541	$0.404		$0.383		$0.233
Less distributions
From net investment income	$(0.346)		$(0.361)	$(0.384)		$(0.413)		$(0.413)
Total distributions	$(0.346)		$(0.361)	$(0.384)		$(0.413)		$(0.413)
Net asset value — End of year	$9.500		$9.850	$9.670		$9.650		$9.680
Total Return(2)	(0.07)%		5.73%	4.39	%(3)	4.07%		2.43%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$40,938		$48,991	$54,708		$59,036		$160,416
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.54%	1.54	%(4)(5)	1.56	%(5)	1.56	%(5)
Interest and fee expense(6)	0.47%		0.42%	0.28	%(5)	0.11	%(5)	0.10	%(5)
Total expenses before custodian fee reduction	1.99	%(4)	1.96%	1.82	%(4)(5)	1.67	%(5)	1.66	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(4)	1.52%	1.53	%(4)(5)	1.56	%(5)	1.55	%(5)
Net investment income	3.52%		3.75%	3.88%		4.26%		4.35%
Portfolio Turnover of the Portfolio(7)	—		—	—		27%		16%
Portfolio Turnover of the Fund	65%		28%	15%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses or reduced its investment adviser fee (equal to less than 0.005% of average daily net assets for the years ended September 30, 2007 and 2005). Absent this allocation or reduction, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class C
	Year Ended September 30,
	2007(1)		2006(1)(2)
Net asset value — Beginning of year	$9.850		$9.610
Income (loss) from operations
Net investment income	$0.342		$0.136
Net realized and unrealized gain (loss)	(0.346)		0.254
Total income (loss) from operations	$(0.004)		$0.390
Less distributions
From net investment income	$(0.346)		$(0.150)
Total distributions	$(0.346)		$(0.150)
Net asset value — End of year	$9.500		$9.850
Total Return(3)	(0.07)%		4.10	%(8)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$17,583		$2,825
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(4)	1.54	%(5)
Interest and fee expense(6)	0.47%		0.42	%(5)
Total expenses before custodian fee reduction	1.98	%(4)	1.96	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.52	%(5)
Net investment income	3.53%		3.40	%(5)
Portfolio Turnover of the Fund	65%		28	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006 to September 30, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)  For the year ended September 30, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class I
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.850		$9.670	$9.650		$9.680		$9.840
Income (loss) from operations
Net investment income	$0.435		$0.453	$0.468		$0.504		$0.512
Net realized and unrealized gain (loss)	(0.356)		0.178	0.027		(0.031)		(0.172)
Total income from operations	$0.079		$0.631	$0.495		$0.473		$0.340
Less distributions
From net investment income	$(0.439)		$(0.451)	$(0.475)		$(0.503)		$(0.500)
Total distributions	$(0.439)		$(0.451)	$(0.475)		$(0.503)		$(0.500)
Net asset value — End of year	$9.490		$9.850	$9.670		$9.650		$9.680
Total Return(2)	0.77%		6.72%	5.43	%(3)	5.04%		3.51%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$16,730		$13,227	$11,701		$8,321		$7,608
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.57	%(4)	0.59%	0.59	%(4)(5)	0.61	%(5)	0.61	%(5)
Interest and fee expense(6)	0.47%		0.42%	0.28	%(5)	0.11	%(5)	0.10	%(5)
Total expenses before custodian fee reduction	1.04	%(4)	1.01%	0.87	%(4)(5)	0.72	%(5)	0.71	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.56	%(4)	0.57%	0.58	%(4)(5)	0.61	%(5)	0.60	%(5)
Net investment income	4.47%		4.69%	4.81%		5.23%		5.29%
Portfolio Turnover of the Portfolio(7)	—		—	—		27%		16%
Portfolio Turnover of the Fund	65%		28%	15%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.20% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses or reduced its investment adviser fee (equal to less than 0.005% of average daily net assets for the years ended September 30, 2007 and 2005). Absent this allocation or reduction, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund — Class A
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.690		$9.610	$9.720		$9.840		$10.000
Income (loss) from operations
Net investment income	$0.410		$0.417	$0.428		$0.455		$0.473
Net realized and unrealized gain (loss)	(0.155)		0.075	(0.099)		(0.116)		(0.163)
Total income from operations	$0.255		$0.492	$0.329		$0.339		$0.310
Less distributions
From net investment income	$(0.405)		$(0.412)	$(0.439)		$(0.459)		$(0.470)
Total distributions	$(0.405)		$(0.412)	$(0.439)		$(0.459)		$(0.470)
Net asset value — End of year	$9.540		$9.690	$9.610		$9.720		$9.840
Total Return(2)	2.67%		5.26%	3.44%		3.54%		3.21%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$14,635		$15,154	$12,901		$11,379		$2,727
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.81	%(3)	0.81%	0.86	%(4)	0.84	%(4)	0.81	%(4)
Interest and fee expense(5)	0.26%		0.19%	0.12	%(4)	0.06	%(4)	0.03	%(4)
Total expenses before custodian fee reduction	1.07	%(3)	1.00%	0.98	%(4)	0.90	%(4)	0.84	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.79	%(3)	0.78%	0.84	%(4)	0.83	%(4)	0.79	%(4)
Net investment income	4.26%		4.34%	4.41%		4.70%		4.81%
Portfolio Turnover of the Portfolio(6)	—		—	—		15%		11%
Portfolio Turnover of the Fund	16%		22%	21%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.02% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund — Class B
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.910		$9.830	$9.940		$10.060		$10.220
Income (loss) from operations
Net investment income	$0.345		$0.354	$0.365		$0.393		$0.409
Net realized and unrealized gain (loss)	(0.155)		0.073	(0.100)		(0.119)		(0.163)
Total income from operations	$0.190		$0.427	$0.265		$0.274		$0.246
Less distributions
From net investment income	$(0.340)		$(0.347)	$(0.375)		$(0.394)		$(0.406)
Total distributions	$(0.340)		$(0.347)	$(0.375)		$(0.394)		$(0.406)
Net asset value — End of year	$9.760		$9.910	$9.830		$9.940		$10.060
Total Return(2)	1.94%		4.44%	2.86	%(3)	2.79%		2.47%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$2,626		$4,077	$5,291		$6,013		$15,018
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.56	%(4)	1.56%	1.61	%(5)	1.59	%(5)	1.56	%(5)
Interest and fee expense(6)	0.26%		0.19%	0.12	%(5)	0.06	%(5)	0.03	%(5)
Total expenses before custodian fee reduction	1.82	%(4)	1.75%	1.73	%(5)	1.65	%(5)	1.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.54	%(4)	1.53%	1.59	%(5)	1.58	%(5)	1.54	%(5)
Net investment income	3.50%		3.61%	3.68%		3.93%		4.07%
Portfolio Turnover of the Portfolio(7)	—		—	—		15%		11%
Portfolio Turnover of the Fund	16%		22%	21%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.02% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class A
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.750		$10.700	$10.800		$10.920		$11.070
Income (loss) from operations
Net investment income	$0.466		$0.476	$0.502		$0.542		$0.539
Net realized and unrealized gain (loss)	(0.305)		0.170	(0.090)		(0.049)		(0.165)
Total income from operations	$0.161		$0.646	$0.412		$0.493		$0.374
Less distributions
From net investment income	$(0.458)		$(0.473)	$(0.512)		$(0.587)		$(0.518)
From net realized gain	(0.053)		(0.123)	—		(0.026)		(0.006)
Total distributions	$(0.511)		$(0.596)	$(0.512)		$(0.613)		$(0.524)
Net asset value — End of year	$10.400		$10.750	$10.700		$10.800		$10.920
Total Return(2)	1.50%		6.29%	3.88%		4.66%		3.54%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$400,671		$393,479	$357,652		$335,153		$42,481
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(3)	0.79%	0.80	%(4)	0.82	%(4)	0.80	%(4)
Interest and fee expense(5)	0.48%		0.48%	0.35	%(4)	0.19	%(4)	0.09	%(4)
Total expenses before custodian fee reduction	1.25	%(3)	1.27%	1.15	%(4)	1.01	%(4)	0.89	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.75	%(3)	0.78%	0.79	%(4)	0.82	%(4)	0.80	%(4)
Net investment income	4.39%		4.50%	4.65%		5.07%		4.99%
Portfolio Turnover of the Portfolio(6)	—		—	—		26%		19%
Portfolio Turnover of the Fund	35%		34%	45%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class B
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.760		$10.700	$10.800		$10.910		$11.050
Income (loss) from operations
Net investment income	$0.386		$0.396	$0.415		$0.533		$0.494
Net realized and unrealized gain (loss)	(0.295)		0.181	(0.083)		(0.084)		(0.169)
Total income from operations	$0.091		$0.577	$0.332		$0.449		$0.325
Less distributions
From net investment income	$(0.378)		$(0.394)	$(0.432)		$(0.540)		$(0.463)
From net realized gain	(0.053)		(0.123)	—		(0.024)		(0.006)
Total distributions	$(0.431)		$(0.517)	$(0.432)		$(0.564)		$(0.469)
Contingent deferred sales charges	$—		$—	$—		$0.005		$0.004
Net asset value — End of year	$10.420		$10.760	$10.700		$10.800		$10.910
Total Return(2)	0.83%		5.59%	3.27	%(3)	4.28%		3.08%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$11,439		$9,488	$6,189		$2,984		$307,299
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(4)	1.54%	1.55	%(5)	0.93	%(5)	1.23	%(5)
Interest and fee expense(6)	0.48%		0.48%	0.35	%(5)	0.19	%(5)	0.09	%(5)
Total expenses before custodian fee reduction	1.99	%(4)	2.02%	1.90	%(5)	1.12	%(5)	1.32	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.53%	1.54	%(5)	0.93	%(5)	1.23	%(5)
Net investment income	3.63%		3.74%	3.84%		4.86%		4.58%
Portfolio Turnover of the Portfolio(7)	—		—	—		26%		19%
Portfolio Turnover of the Fund	35%		34%	45%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class C
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)(2)
Net asset value — Beginning of period	$10.750		$10.700	$10.800		$11.070		$11.020
Income (loss) from operations
Net investment income	$0.383		$0.391	$0.408		$0.448		$0.002
Net realized and unrealized gain (loss)	(0.302)		0.176	(0.077)		(0.222)		0.049
Total income from operations	$0.081		$0.567	$0.331		$0.226		$0.051
Less distributions
From net investment income	$(0.378)		$(0.394)	$(0.431)		$(0.467)		$(0.001)
From net realized gain	(0.053)		(0.123)	—		(0.029)		—
Total distributions	$(0.431)		$(0.517)	$(0.431)		$(0.496)		$(0.001)
Net asset value — End of period	$10.400		$10.750	$10.700		$10.800		$11.070
Total Return(3)	0.73%		5.50%	3.20	%(4)	1.99%		0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$31,131		$13,889	$4,702		$940		$11
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(5)	1.54%	1.54	%(6)	1.56	%(6)	1.89	%(6)(7)
Interest and fee expense(8)	0.48%		0.48%	0.35	%(6)	0.19	%(6)	0.09	%(6)(7)
Total expenses before custodian fee reduction	1.99	%(5)	2.02%	1.89	%(6)	1.75	%(6)	1.98	%(6)(7)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(5)	1.53%	1.53	%(6)	1.56	%(6)	1.89	%(6)(7)
Net investment income	3.62%		3.70%	3.78%		4.17%		6.41	%(7)
Portfolio Turnover of the Portfolio(9)	—		—	—		26%		19%
Portfolio Turnover of the Fund	35%		34%	45%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Class C commenced operations on September 30, 2003.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Total return reflects an increase of 0.09% due to a change in the timing of the payment and reinvestment of distributions.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class A
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of year	$9.450		$9.320	$9.180		$9.230		$9.290
Income (loss) from operations
Net investment income	$0.382		$0.420	$0.464		$0.491		$0.499
Net realized and unrealized gain (loss)	(0.197)		0.137	0.142		(0.034)		(0.077)
Total income from operations	$0.185		$0.557	$0.606		$0.457		$0.422
Less distributions
From net investment income	$(0.395)		$(0.427)	$(0.466)		$(0.507)		$(0.482)
Total distributions	$(0.395)		$(0.427)	$(0.466)		$(0.507)		$(0.482)
Net asset value — End of year	$9.240		$9.450	$9.320		$9.180		$9.230
Total Return(2)	1.98%		6.15%	6.71%		5.07%		4.73%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$274,850		$182,719	$140,355		$126,212		$15,612
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(3)	0.78%	0.82	%(4)	0.85	%(4)	0.81	%(4)
Interest and fee expense(5)	0.31%		0.47%	0.35	%(4)	0.25	%(4)	0.25	%(4)
Total expenses before custodian fee reduction	1.08	%(3)	1.25%	1.17	%(4)	1.10	%(4)	1.06	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(3)	0.75%	0.81	%(4)	0.85	%(4)	0.80	%(4)
Net investment income	4.09%		4.53%	4.97%		5.38%		5.46%
Portfolio Turnover of the Portfolio(6)	—		—	—		9%		15%
Portfolio Turnover of the Fund	39%		24%	28%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class B
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.440		$9.320	$9.180		$9.240		$9.290
Income (loss) from operations
Net investment income	$0.315		$0.353	$0.394		$0.423		$0.433
Net realized and unrealized gain (loss)	(0.191)		0.124	0.143		(0.046)		(0.068)
Total income from operations	$0.124		$0.477	$0.537		$0.377		$0.365
Less distributions
From net investment income	$(0.324)		$(0.357)	$(0.397)		$(0.437)		$(0.415)
Total distributions	$(0.324)		$(0.357)	$(0.397)		$(0.437)		$(0.415)
Net asset value — End of year	$9.240		$9.440	$9.320		$9.180		$9.240
Total Return(2)	1.32%		5.25%	6.14	%(3)	4.14%		4.01%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$28,626		$32,512	$34,257		$36,545		$157,077
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.53%	1.57	%(5)	1.60	%(5)	1.56	%(5)
Interest and fee expense(6)	0.31%		0.47%	0.35	%(5)	0.25	%(5)	0.25	%(5)
Total expenses before custodian fee reduction	1.83	%(4)	2.00%	1.92	%(5)	1.85	%(5)	1.81	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.50%	1.56	%(5)	1.60	%(5)	1.55	%(5)
Net investment income	3.36%		3.80%	4.23%		4.56%		4.73%
Portfolio Turnover of the Portfolio(7)	—		—	—		9%		15%
Portfolio Turnover of the Fund	39%		24%	28%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class C
	Year Ended September 30,
	2007(1)		2006(1)(2)
Net asset value — Beginning of year	$9.440		$9.300
Income (loss) from operations
Net investment income	$0.310		$0.211
Net realized and unrealized gain (loss)	(0.186)		0.160
Total income from operations	$0.124		$0.371
Less distributions
From net investment income	$(0.324)		$(0.231)
Total distributions	$(0.324)		$(0.231)
Net asset value — End of year	$9.240		$9.440
Total Return(3)	1.32%		4.06	%(8)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$30,804		$8,294
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.53	%(5)
Interest and fee expense(6)	0.31%		0.47	%(5)
Total expenses before custodian fee reduction	1.83	%(4)	2.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.50	%(5)
Net investment income	3.33%		3.45	%(5)
Portfolio Turnover of the Fund	39%		24	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 3, 2006 to September 30, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)  For the year ended September 30, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class A
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.860		$9.760	$9.780		$9.760		$10.010
Income (loss) from operations
Net investment income	$0.411		$0.423	$0.441		$0.462		$0.472
Net realized and unrealized gain (loss)	(0.225)		0.106	(0.014)		0.028		(0.253)
Total income from operations	$0.186		$0.529	$0.427		$0.490		$0.219
Less distributions
From net investment income	$(0.406)		$(0.429)	$(0.447)		$(0.470)		$(0.469)
Total distributions	$(0.406)		$(0.429)	$(0.447)		$(0.470)		$(0.469)
Net asset value — End of year	$9.640		$9.860	$9.760		$9.780		$9.760
Total Return(2)	1.91%		5.56%	4.44%		5.13%		2.29%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$46,764		$39,291	$29,745		$26,558		$11,701
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(3)	0.75%	0.77	%(4)	0.77	%(4)	0.74	%(4)
Interest and fee expense(5)	0.40%		0.35%	0.18	%(4)	0.10	%(4)	0.09	%(4)
Total expenses before custodian fee reduction	1.14	%(3)	1.10%	0.95	%(4)	0.87	%(4)	0.83	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.69	%(3)	0.72%	0.75	%(4)	0.77	%(4)	0.73	%(4)
Net investment income	4.20%		4.34%	4.49%		4.74%		4.82%
Portfolio Turnover of the Portfolio(6)	—		—	—		16%		19%
Portfolio Turnover of the Fund	14%		19%	15%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class B
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.080		$9.980	$10.000		$9.990		$10.250
Income (loss) from operations
Net investment income	$0.345		$0.361	$0.377		$0.401		$0.409
Net realized and unrealized gain (loss)	(0.224)		0.103	(0.015)		0.016		(0.262)
Total income from operations	$0.121		$0.464	$0.362		$0.417		$0.147
Less distributions
From net investment income	$(0.341)		$(0.364)	$(0.382)		$(0.407)		$(0.407)
Total distributions	$(0.341)		$(0.364)	$(0.382)		$(0.407)		$(0.407)
Net asset value — End of year	$9.860		$10.080	$9.980		$10.000		$9.990
Total Return(2)	1.20%		4.76%	3.83	%(3)	4.25%		1.48%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$13,989		$18,564	$22,793		$25,084		$42,930
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.50%	1.52	%(5)	1.52	%(5)	1.49	%(5)
Interest and fee expense(6)	0.40%		0.35%	0.18	%(5)	0.10	%(5)	0.09	%(5)
Total expenses before custodian fee reduction	1.89	%(4)	1.85%	1.70	%(5)	1.62	%(5)	1.58	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.44	%(4)	1.47%	1.50	%(5)	1.52	%(5)	1.48	%(5)
Net investment income	3.45%		3.62%	3.76%		4.00%		4.08%
Portfolio Turnover of the Portfolio(7)	—		—	—		16%		19%
Portfolio Turnover of the Fund	14%		19%	15%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.15% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class C
	Year Ended September 30,
	2007(1)		2006(1)(2)
Net asset value — Beginning of year	$10.090		$10.040
Income (loss) from operations
Net investment income	$0.344		$0.173
Net realized and unrealized gain (loss)	(0.223)		0.065
Total income from operations	$0.121		$0.238
Less distributions
From net investment income	$(0.341)		$(0.188)
Total distributions	$(0.341)		$(0.188)
Net asset value — End of year	$9.870		$10.090
Total Return(3)	1.20%		2.40	%(8)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$3,281		$428
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.50	%(5)
Interest and fee expense(6)	0.40%		0.35	%(5)
Total expenses before custodian fee reduction	1.88	%(4)	1.85	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.44	%(4)	1.47	%(5)
Net investment income	3.45%		3.23	%(5)
Portfolio Turnover of the Fund	14%		19	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 20, 2006 to September 30, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  For the year ended September 30, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund — Class A
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.870		$9.750	$9.810		$9.880		$10.130
Income (loss) from operations
Net investment income	$0.402		$0.415	$0.434		$0.462		$0.468
Net realized and unrealized gain (loss)	(0.181)		0.110	(0.053)		(0.081)		(0.253)
Total income from operations	$0.221		$0.525	$0.381		$0.381		$0.215
Less distributions
From net investment income	$(0.401)		$(0.405)	$(0.441)		$(0.451)		$(0.465)
Total distributions	$(0.401)		$(0.405)	$(0.441)		$(0.451)		$(0.465)
Net asset value — End of year	$9.690		$9.870	$9.750		$9.810		$9.880
Total Return(2)	2.26%		5.53%	3.95%		3.94%		2.23%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$25,703		$22,812	$21,249		$18,670		$3,522
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(3)	0.75%	0.79	%(4)	0.79	%(4)	0.73	%(4)
Interest and fee expense(5)	0.25%		0.18%	0.06	%(4)	0.03	%(4)	0.04	%(4)
Total expenses before custodian fee reduction	1.00	%(3)	0.93%	0.85	%(4)	0.82	%(4)	0.77	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.71	%(3)	0.72%	0.78	%(4)	0.78	%(4)	0.71	%(4)
Net investment income	4.10%		4.26%	4.42%		4.73%		4.74%
Portfolio Turnover of the Portfolio(6)	—		—	—		12%		21%
Portfolio Turnover of the Fund	31%		20%	21%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund — Class B
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.060		$9.930	$10.000		$10.080		$10.340
Income (loss) from operations
Net investment income	$0.335		$0.350	$0.378		$0.395		$0.402
Net realized and unrealized gain (loss)	(0.191)		0.118	(0.073)		(0.087)		(0.261)
Total income from operations	$0.144		$0.468	$0.305		$0.308		$0.141
Less distributions
From net investment income	$(0.334)		$(0.338)	$(0.375)		$(0.388)		$(0.401)
Total distributions	$(0.334)		$(0.338)	$(0.375)		$(0.388)		$(0.401)
Net asset value — End of year	$9.870		$10.060	$9.930		$10.000		$10.080
Total Return(2)	1.43%		4.82%	3.26	%(3)	3.09%		1.41%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,049		$7,002	$8,287		$8,550		$23,634
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.50%	1.54	%(5)	1.55	%(5)	1.48	%(5)
Interest and fee expense(6)	0.25%		0.18%	0.06	%(5)	0.03	%(5)	0.04	%(5)
Total expenses before custodian fee reduction	1.74	%(4)	1.68%	1.60	%(5)	1.58	%(5)	1.52	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(4)	1.47%	1.53	%(5)	1.54	%(5)	1.46	%(5)
Net investment income	3.35%		3.53%	3.78%		3.91%		3.99%
Portfolio Turnover of the Portfolio(7)	—		—	—		12%		21%
Portfolio Turnover of the Fund	31%		20%	21%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end, management investment company. The Trust presently consists of twenty-eight funds, eight of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund (California Fund), Eaton Vance Florida Municipals Fund (Florida Fund), Eaton Vance Massachusetts Municipals Fund (Massachusetts Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund), Eaton Vance New York Municipals Fund (New York Fund), Eaton Vance Ohio Municipals Fund (Ohio Fund), Eaton Vance Rhode Island Municipals Fund (Rhode Island Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund) (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable. The Mississippi Fund and West Virginia Fund offer two classes of shares. The California Fund, Florida Fund, New York Fund, Ohio Fund and Rhode Island Fund offer three classes of shares. The Massachusetts Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in the Funds' prospectus. Class I shares of the Massachusetts Fund are sold at net asset value. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Interest rate swaps are generally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related
Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2007, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or

Eaton Vance Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date
Florida	$4,180,059	September 30, 2013
Massachusetts	856,779	September 30, 2010
	1,430,573	September 30, 2011
	355,911	September 30, 2012
	1,751,809	September 30, 2013
	440,164	September 30, 2015
Mississippi	198,316	September 30, 2013
New York	108,787	September 30, 2015
Ohio	5,839,721	September 30, 2011
	1,709,089	September 30, 2013
Rhode Island	384,824	September 30, 2013
West Virginia	529,815	September 30, 2013

During the year ended September 30, 2007, capital loss carryforwards of $2,531,757, $112,417, $1,558,592, $388,999 and $380,805 were utilized to offset net realized gains by the Florida Fund, Mississippi Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively.

Additionally, at September 30, 2007, the New York Fund had net capital losses of $625,132 attributable to security transactions incurred after October 31, 2006. These capital losses are treated as arising on the first day of the Fund's taxable year ending September 30, 2008.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special Purpose Vehicle (which is generally organized as a trust), (the SPV) set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments, and the Floating Rate Notes as a liability under the caption "Payable

Eaton Vance Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

for floating rate notes issued" in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds' liability with respect to Floating Rate Notes is recorded as incurred. At September 30, 2007, the amounts of the Funds' Floating Rate Notes and related interest rates and collateral were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
California	$23,875,000	3.82% – 3.90%	$37,028,996
Florida	37,745,000	3.88% – 3.98%	62,766,047
Massachusetts	22,606,500	3.85% – 3.95%	37,794,370
Mississippi	930,000	3.85% – 3.91%	1,534,178
New York	52,363,000	3.84% – 3.99%	83,304,254
Ohio	27,120,000	3.85% – 3.93%	42,892,477
Rhode Island	3,795,000	3.85% – 3.95%	6,446,171
West Virginia	2,000,000	3.85% – 3.88%	3,157,548

The Funds' investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from a legal borrowing of the Funds to which the policies apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds' investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and

Eaton Vance Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended September 30, 2007 and September 30, 2006 was as follows:

Year Ended September 30, 2007	California	Florida	Massachusetts	Mississippi
Distributions declared from:
Tax-exempt income	$11,105,078	$11,096,447	$12,342,720	$744,103
Ordinary income	$77,788	$560	$2,855	$5,772
Long-term capital gains	$4,013,167	$—	$—	$—
Year Ended September 30, 2007	New York	Ohio	Rhode Island	West Virginia
Distributions declared from:
Tax-exempt income	$18,685,280	$11,439,718	$2,420,132	$1,230,659
Ordinary income	$—	$106,473	$—	$—
Long-term capital gains	$1,982,319	$—	$—	$—
Short-term capital gains	$137,809	$—	$—	$—

Year Ended September 30, 2006	California	Florida	Massachusetts	Mississippi
Distributions declared from:
Tax-exempt income	$10,215,813	$10,901,178	$10,291,224	$768,015
Ordinary income	$—	$48,048	$—	$4,034
Year Ended September 30, 2006	New York	Ohio	Rhode Island	West Virginia
Distributions declared from:
Tax-exempt income	$16,862,793	$8,486,588	$2,151,704	$1,163,089
Ordinary income	$24,477	$2,787	$9,148	$—
Long-term capital gains	$4,153,081	$—	$—	$—

During the year ended September 30, 2007, the following amounts were reclassified due to differences between book and tax accounting, primarily for accretion of market discount:

	California	Florida	Massachusetts	Mississippi
Increase (decrease):
Accumulated net realized gain (loss)	$29,203	$71,650	$61,236	$(397)
Accumulated undistributed net investment income	$(29,203)	$(71,650)	$(61,236)	$397
	New York	Ohio	Rhode Island	West Virginia
Increase (decrease):
Accumulated net realized gain (loss)	$184,545	$(66,195)	$11,296	$18,388
Accumulated undistributed net investment income	$(184,545)	$66,195	$(11,296)	$(18,388)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

Eaton Vance Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

As of September 30, 2007, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California	Florida	Massachusetts	Mississippi
Undistributed income	$244,370	$1,588,844	$87,841	$662
Undistributed long-term capital gains	$1,213,908	$—	$—	$—
Capital loss carryforwards	$—	$(4,180,059)	$(4,835,236)	$(198,316)
Unrealized appreciation (depreciation)	$15,028,678	$15,966,620	$10,994,266	$874,998
Other temporary differences	$(378,161)	$(385,458)	$(456,612)	$(25,336)
	New York	Ohio	Rhode Island	West Virginia
Undistributed income	$291,911	$70,090	$26,276	$2,304
Capital loss carryforwards and post-October losses	$(733,919)	$(7,548,810)	$(384,824)	$(529,815)
Unrealized appreciation (depreciation)	$21,936,733	$8,200,247	$1,753,925	$964,603
Other temporary differences	$(575,542)	$(413,981)	$(86,947)	$(39,484)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, tax straddle accounting, dividends payable, and differences between book and tax accounting for futures contracts, accretion of market discount and inverse floaters.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. In addition, pursuant to a voluntary expense reimbursement, BMR was allocated certain operating expenses. For the year ended September 30, 2007, advisory fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, and expenses allocated to BMR, were as follows:

Fund	Investment Adviser Fee	Effective Annual Rate	Expenses Allocated to BMR
California	$1,198,210	0.45%	$5,358
Florida	1,073,101	0.42%	5,358
Massachusetts	1,246,654	0.42%	6,611
Mississippi	27,854	0.15%	3,687
New York	1,901,120	0.43%	7,863
Ohio	1,182,720	0.41%	4,523
Rhode Island	185,604	0.30%	5,358
West Virginia	63,083	0.20%	3,688

EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), the Funds' principal underwriter and a subsidiary of EVM, receives a portion of the sales charge on sales of Class A shares of the Funds. EVD also receives distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2007 were as follows:

Fund	Sub-Transfer Agent Fees	EVD's Class A Sales Charges
California	$5,410	$20,620
Florida	5,930	17,895
Massachusetts	7,482	71,133
Mississippi	601	1,907
New York	10,505	46,472
Ohio	7,871	109,867
Rhode Island	1,740	8,968
West Virginia	1,134	10,085

Eaton Vance Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Except for Trustees of the Funds who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment advisory fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the year ended September 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20%, (0.25% for California Fund) per annum of each Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2007 for Class A shares amounted to the following:

Fund	Class A Distribution and Service Fees
California	$633,506
Florida	443,613
Massachusetts	450,062
Mississippi	29,916
New York	811,049
Ohio	465,766
Rhode Island	86,847
West Virginia	49,719

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended September 30, 2007, the Funds paid or accrued to EVD the following distribution fees, each representing 0.75% of the average daily net assets for Class B and Class C shares:

Fund	Class B Distribution Fees	Class C Distribution Fees
California	$29,837	$62,844
Florida	230,199	13,505
Massachusetts	336,336	84,477
Mississippi	26,343	—
New York	81,497	171,239
Ohio	233,619	157,392
Rhode Island	121,427	14,858
West Virginia	48,633	—

At September 30, 2007, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans for Class B and Class C shares were approximately as follows:

Fund	Class B	Class C
California	$68,000	$654,000
Florida	660,000	168,000
Massachusetts	455,000	1,166,000
Mississippi	495,000	—
New York	352,000	1,898,000
Ohio	78,000	2,005,000
Rhode Island	1,030,000	209,000
West Virginia	549,000	—

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund's average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the

Eaton Vance Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended September 30, 2007 amounted to the following:

Fund	Class B Service Fees	Class C Service Fees
California	$9,946	$20,948
Florida	61,386	3,601
Massachusetts	89,690	22,520
Mississippi	7,025	—
New York	21,732	45,664
Ohio	62,298	41,971
Rhode Island	32,380	3,962
West Virginia	12,969	—

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. For the year ended September 30, 2007, the Funds were informed that EVD received approximately the following amounts of CDSC paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C
California	$19,000	$24,000	$1,000
Florida	8,000	68,000	2,000
Massachusetts	3,000	77,000	7,000
Mississippi	—	7,000	—
New York	11,000	19,000	14,000
Ohio	21,000	68,000	10,000
Rhode Island	500	40,000	300
West Virginia	2,000	8,000	—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2007 were as follows:

Fund	Purchases	Sales
California	$159,743,818	$116,845,246
Florida	53,609,907	63,553,190
Massachusetts	268,529,058	211,963,979
Mississippi	3,094,846	5,360,378
New York	202,831,864	169,799,112
Ohio	237,058,077	118,253,438
Rhode Island	14,243,358	9,124,173
West Virginia	12,301,712	10,245,264

7  Shares of Beneficial Interest

Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Fund

Class A	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	6,320,582	2,923,207
Issued to shareholders electing to receive payments of distributions in Fund shares	816,466	501,288
Redemptions	(3,617,907)	(2,858,517)
Exchange from Class B shares	5,405	10,952
Net increase	3,524,546	576,930

Eaton Vance Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

California Fund (continued)

Class B	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	80,771	130,196
Issued to shareholders electing to receive payments of distributions in Fund shares	11,353	6,864
Redemptions	(123,820)	(88,682)
Exchange to Class A shares	(5,842)	(11,829)
Net increase (decrease)	(37,538)	36,549
Class C	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	769,547	353,834
Issued to shareholders electing to receive payments of distributions in Fund shares	26,830	7,759
Redemptions	(109,387)	(51,450)
Net increase	686,990	310,143

Florida Fund

Class A	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	2,063,137	4,655,592
Issued to shareholders electing to receive payments of distributions in Fund shares	531,195	483,287
Redemptions	(3,399,643)	(3,449,888)
Exchange from Class B shares	397,602	390,471
Net increase (decrease)	(407,709)	2,079,462
Class B	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	77,019	207,293
Issued to shareholders electing to receive payments of distributions in Fund shares	46,163	62,917
Redemptions	(597,112)	(502,195)
Exchange to Class A shares	(387,879)	(380,876)
Net decrease	(861,809)	(612,861)
Class C	Year Ended September 30, 2007	Year Ended September 30, 2006(1)
Sales	244,226	61,121
Issued to shareholders electing to receive payments of distributions in Fund shares	3,206	136
Redemptions	(33,403)	(3,214)
Net increase	214,029	58,043

Massachusetts Fund

Class A	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	10,627,746	5,947,826
Issued to shareholders electing to receive payments of distributions in Fund shares	573,319	407,730
Redemptions	(4,794,400)	(2,855,747)
Exchange from Class B shares	328,056	383,209
Net increase	6,734,721	3,883,018
Class B	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	209,906	258,255
Issued to shareholders electing to receive payments of distributions in Fund shares	89,323	110,071
Redemptions	(632,614)	(671,372)
Exchange to Class A shares	(328,043)	(381,152)
Net decrease	(661,428)	(684,198)
Class C	Year Ended September 30, 2007	Year Ended September 30, 2006(2)
Sales	1,710,911	296,719
Issued to shareholders electing to receive payments of distributions in Fund shares	32,159	858
Redemptions	(178,505)	(10,627)
Net increase	1,564,565	286,950

Eaton Vance Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Massachusetts Fund (continued)

Class I	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	557,977	214,943
Issued to shareholders electing to receive payments of distributions in Fund shares	24,293	17,153
Redemptions	(162,657)	(99,575)
Net increase	419,613	132,521

Mississippi Fund

Class A	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	179,598	355,323
Issued to shareholders electing to receive payments of distributions in Fund shares	32,600	27,750
Redemptions	(342,866)	(202,461)
Exchange from Class B shares	100,556	40,983
Net increase (decrease)	(30,112)	221,595
Class B	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	15,944	8,576
Issued to shareholders electing to receive payments of distributions in Fund shares	6,178	8,526
Redemptions	(66,234)	(103,928)
Exchange to Class A shares	(98,224)	(40,062)
Net decrease	(142,336)	(126,888)

New York Fund

Class A	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	5,983,066	6,415,756
Issued to shareholders electing to receive payments of distributions in Fund shares	1,159,942	1,276,111
Redemptions	(5,297,544)	(4,514,572)
Exchange from Class B shares	66,596	8,667
Net increase	1,912,060	3,185,962
Class B	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	357,406	392,545
Issued to shareholders electing to receive payments of distributions in Fund shares	24,667	21,695
Redemptions	(99,087)	(102,685)
Exchange to Class A shares	(66,449)	(8,265)
Net increase	216,537	303,290
Class C	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	1,995,542	961,161
Issued to shareholders electing to receive payments of distributions in Fund shares	54,744	23,257
Redemptions	(349,920)	(132,016)
Net increase	1,700,366	852,402

Ohio Fund

Class A	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	12,315,012	5,285,759
Issued to shareholders electing to receive payments of distributions in Fund shares	625,675	439,242
Redemptions	(2,943,015)	(1,649,373)
Exchange from Class B shares	408,584	206,014
Net increase	10,406,256	4,281,642
Class B	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	386,530	378,311
Issued to shareholders electing to receive payments of distributions in Fund shares	63,054	70,353
Redemptions	(384,207)	(477,282)
Exchange to Class A shares	(408,603)	(205,711)
Net decrease	(343,226)	(234,329)

Eaton Vance Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Ohio Fund (continued)

Class C	Year Ended September 30, 2007	Year Ended September 30, 2006(3)
Sales	2,722,016	914,054
Issued to shareholders electing to receive payments of distributions in Fund shares	48,003	5,388
Redemptions	(313,379)	(40,771)
Net increase	2,456,640	878,671

Rhode Island Fund

Class A	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	1,080,629	1,027,155
Issued to shareholders electing to receive payments of distributions in Fund shares	104,753	70,976
Redemptions	(610,471)	(375,107)
Exchange from Class B shares	288,787	214,473
Net increase	863,698	937,497
Class B	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	82,892	86,760
Issued to shareholders electing to receive payments of distributions in Fund shares	34,062	45,979
Redemptions	(257,356)	(365,523)
Exchange to Class A shares	(282,319)	(209,611)
Net decrease	(422,721)	(442,395)
Class C	Year Ended September 30, 2007	Year Ended September 30, 2006(4)
Sales	296,468	42,251
Issued to shareholders electing to receive payments of distributions in Fund shares	3,460	180
Redemptions	(9,991)	—
Net increase	289,937	42,431

West Virginia Fund

Class A	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	540,963	262,500
Issued to shareholders electing to receive payments of distributions in Fund shares	63,524	55,037
Redemptions	(306,467)	(252,069)
Exchange from Class B shares	44,047	66,082
Net increase	342,067	131,550
Class B	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	20,491	14,412
Issued to shareholders electing to receive payments of distributions in Fund shares	13,462	15,352
Redemptions	(74,169)	(102,973)
Exchange to Class A shares	(43,214)	(64,802)
Net decrease	(83,430)	(138,011)

(1) Class C of the Florida Fund commenced operations on March 13, 2006.

(2) Class C of the Massachusetts Fund commenced operations on May 2, 2006.

(3) Class C of the Ohio Fund commenced operations on February 3, 2006.

(4) Class C of the Rhode Island Fund commenced operations on March 20, 2006.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments by each Fund at September 30, 2007, as determined on a federal income tax basis, were as follows:

California
Aggregate cost	$259,344,503
Gross unrealized appreciation	$17,352,137
Gross unrealized depreciation	(2,377,788)
Net unrealized appreciation	$14,974,349

Eaton Vance Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Florida
Aggregate cost	$222,383,737
Gross unrealized appreciation	$17,768,076
Gross unrealized depreciation	(1,857,880)
Net unrealized appreciation	$15,910,196
Massachusetts
Aggregate cost	$320,151,797
Gross unrealized appreciation	$14,403,143
Gross unrealized depreciation	(3,468,991)
Net unrealized appreciation	$10,934,152
Mississippi
Aggregate cost	$16,123,064
Gross unrealized appreciation	$1,144,779
Gross unrealized depreciation	(285,699)
Net unrealized appreciation	$859,080
New York
Aggregate cost	$416,122,077
Gross unrealized appreciation	$25,222,677
Gross unrealized depreciation	(3,692,351)
Net unrealized appreciation	$21,530,326
Ohio
Aggregate cost	$324,284,401
Gross unrealized appreciation	$9,854,776
Gross unrealized depreciation	(1,678,838)
Net unrealized appreciation	$8,175,938
Rhode Island
Aggregate cost	$61,308,694
Gross unrealized appreciation	$2,419,513
Gross unrealized depreciation	(678,295)
Net unrealized appreciation	$1,741,218
West Virginia
Aggregate cost	$30,236,246
Gross unrealized appreciation	$1,339,955
Gross unrealized depreciation	(382,132)
Net unrealized appreciation	$957,823

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Average borrowings by the Mississippi Fund and the average interest rate for the year ended September 30, 2007 were $52,055 and 5.76%, respectively. Each of the other Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2007.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2007 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
California	12/07	236 U.S. Treasury Bond	Short	$(26,385,080)	$(26,277,125)	$107,955
Florida	12/07	243 U.S. Treasury Bond	Short	$(27,167,688)	$(27,056,531)	$111,157
Massachusetts	12/07	643 U.S. Treasury Bond	Short	$(71,890,274)	$(71,594,031)	$296,243

Eaton Vance Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Mississippi	12/07	8 U.S. Treasury Bond	Short	$(893,832)	$(890,750)	$3,082
New York	12/07	550 U.S. Treasury Bond	Short	$(61,450,952)	$(61,239,063)	$211,889
Ohio	12/07	323 U.S. Treasury Bond	Short	$(35,924,494)	$(35,964,031)	$(39,537)
Rhode Island	12/07	36 U.S. Treasury Bond	Short	$(4,024,961)	$(4,008,375)	$16,586
West Virginia	12/07	27 U.S. Treasury Bond	Short	$(3,018,720)	$(3,006,281)	$12,439

Interest Rate Swaps

California

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$11,175,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(30,584)
Merrill Lynch Capital Services, Inc.	$10,425,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$58,934
Morgan Stanley Capital Service, Inc.	$3,650,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$25,979
					$54,329

Florida

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$10,025,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(27,437)
Merrill Lynch Capital Services, Inc.	$10,050,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$56,815
Morgan Stanley Capital Service, Inc.	$3,800,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$27,046
					$56,424

Massachusetts

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$12,475,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(34,142)
Merrill Lynch Capital Services, Inc.	$11,700,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$66,142
Morgan Stanley Capital Service, Inc.	$3,950,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$28,114
					$60,114

Mississippi

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$600,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(1,642)
Morgan Stanley Capital Services, Inc.	$800,000	3.930%	3-month USD-BMA Municipal Swap Index	December 20, 2007/ December 20, 2037	$15,603
Morgan Stanley Capital Services, Inc.	$275,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$1,957
					$15,918

New York

Counterparty	Notional Amount	Annual Fixed Rate PaidBy Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$17,800,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(48,716)
Merrill Lynch Capital Services, Inc.	$17,500,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$98,931
Morgan Stanley Capital Service, Inc.	$16,000,000	3.930%	3-month USD-BMA Municipal Swap Index	December 20, 2007/ December 20, 2037	$312,064
Morgan Stanley Capital Service, Inc.	$6,200,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$44,128
					$406,407

Eaton Vance Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Ohio

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services, Inc.	$4,300,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$24,309
					$24,309

Rhode Island

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$2,525,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(6,911)
Merrill Lynch Capital Services, Inc.	$2,400,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$13,568
Morgan Stanley Capital Services, Inc.	$850,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$6,050
					$12,707

West Virginia

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,275,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(3,489)
Merrill Lynch Capital Services, Inc.	$1,250,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$7,066
Morgan Stanley Capital Services, Inc.	$450,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$3,203
					$6,780

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2007, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

11  Recently Issued Accounting Pronouncements

In June 2006, the FASB issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Eaton Vance Municipals Funds as of September 30, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund (individually, the "Fund", collectively, the "Funds") (certain of the series of Eaton Vance Municipals Trust) as of September 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, and the statement of cash flows of the Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, and Eaton Vance New York Municipals Fund for the year then ended. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Municipals Trust as of September 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, their financial highlights for each of the periods presented, and the cash flows of the Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund and Eaton Vance New York Municipals Fund for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2007

Eaton Vance Municipals Funds as of September 30, 2007

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2008 will show the tax status of all distributions paid to your account in calendar 2007. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in a Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

Eaton Vance California Municipals Fund	99.30%
Eaton Vance Florida Municipals Fund	100.00%
Eaton Vance Massachusetts Municipals Fund	99.98%
Eaton Vance Mississippi Municipals Fund	99.24%
Eaton Vance New York Municipals Fund	100.00%
Eaton Vance Ohio Municipals Fund	99.08%
Eaton Vance Rhode Island Municipals Fund	100.00%
Eaton Vance West Virginia Municipals Fund	100.00%

Capital Gains Dividends — The Eaton Vance California Municipals Fund and Eaton Vance New York Municipals Fund designate $4,013,167 and $1,982,319, respectively, as a capital gain dividend.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance California Municipals Fund

•  Eaton Vance Florida Municipals Fund

•  Eaton Vance Massachusetts Municipals Fund

•  Eaton Vance Mississippi Municipals Fund

•  Eaton Vance New York Municipals Fund

•  Eaton Vance Ohio Municipals Fund

•  Eaton Vance Rhode Island Municipals Fund

•  Eaton Vance West Virginia Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreements for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as "management fees"). As part of its review, the Board considered each Fund's management fee and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 176 registered investment companies and 5 private investment companies in the Eaton Vance Fund Complex. Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV which are affiliates of the Trust.	176	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	175	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	176	None

Norton H. Reamer 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	176	None

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004); Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Robert B. MacIntosh 1/22/57	President	Since 2005	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM and BMR.

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Deputy Chief Legal Officer of EVC, EVM and BMR and Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

438-11/07  MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Eaton Vance National Municipals Fund, Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund, Eaton Vance West Virginia Municipals Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 28 series (the “Series”).  The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2006 and September 30, 2007 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance National Municipals Fund

Fiscal Years Ended	9/30/06	9/30/07

Audit Fees	$64,650	$67,290

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$71,880	$74,773

Eaton Vance California Municipals Fund

Fiscal Years Ended	9/30/06	9/30/07

Audit Fees	$44,000	$46,340

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$51,230	$53,823

Eaton Vance Florida Municipals Fund

Fiscal Years Ended	9/30/06	9/30/07

Audit Fees	$44,800	$47,140

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$52,030	$54,623

Eaton Vance Massachusetts Municipals Fund

Fiscal Years Ended	9/30/06	9/30/07

Audit Fees	$44,800	$47,040

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$52,030	$54,523

Eaton Vance Mississippi Municipals Fund

Fiscal Years Ended	9/30/06	9/30/07

Audit Fees	$20,980	$22,870

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$28,210	$30,353

Eaton Vance New York Municipals Fund

Fiscal Years Ended	9/30/06	9/30/07

Audit Fees	$44,000	$46,390

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$51,230	$53,873

Eaton Vance Ohio Municipals Fund

Fiscal Years Ended	9/30/06	9/30/07

Audit Fees	$31,620	$33,260

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$38,850	$40,743

Eaton Vance Rhode Island Municipals Fund

Fiscal Years Ended	9/30/06	9/30/07

Audit Fees	$27,110	$28,750

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$34,340	$36,233

Eaton Vance West Virginia Municipals Fund

Fiscal Years Ended	9/30/06	9/30/07

Audit Fees	$23,690	$25,580

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$30,920	$33,063

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30).  The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the principal accountant of each Series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/06	8/31/06	9/30/06	7/31/07	8/31/07	9/30/07

Audit Fees	$223,620	$301,930	$345,650	$226,350	$346,760	$364,660

Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0

Tax Fees(2)	$50,610	$86,760	$65,070	$53,381	$89,796	$67,347

All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$274,260	$388,690	$410,720	$278,731	$436,556	$432,007

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended September 30, 2006 and September 30, 2007, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Series, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/06	8/31/06	9/30/06	7/31/07	8/31/07	9/30/07

Registrant(1)	$50,610	$86,760	$65,070	$52,381	$89,796	$67,347

Eaton Vance (2)	$42,100	$42,100	$72,100	$46,730	$190,525	$289,446

(1) Includes all of the Series of the Trust.

(2) The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 15, 2007

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	November 15, 2007